UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity®

Limited Term Bond

Fund

(A Class of Fidelity Advisor®
Limited Term Bond Fund)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflect the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Limited Term Bond Fund A	0.83%	2.61%	3.81%

A The initial offering of Fidelity® Limited Term Bond Fund shares took place on November 1, 2013. Returns prior to November 1, 2013, are those of Class I.

Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Limited Term Bond Fund, a class of the fund, on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-5 Year Government/Credit Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Fidelity Limited Term Bond Fund.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Rob Galusza: For the year, the fund slightly lagged (on both a net asset value and market price basis) the 1.27% return of the benchmark Barclays® U.S. 1-5 Year Government/Credit Bond Index. Versus the benchmark, we were hurt by wider spreads - or yields relative to U.S. Treasury investments - in the corporate bond market, as well as a high level of corporate bond issuance. We did, however, have good corporate bond picks. Underweighting Treasury investments hampered the fund's relative return, as they benefited in a more-volatile environment later in the period. In general, longer-dated bonds hurt relative fund performance more than short-term debt. Conversely, helpful security selection among corporate bonds, as well as an overweighting in asset-backed securities, aided performance. Certain segments within industrial credit also did well, as did debt securities with exposure to financially stronger U.S. consumers. Overall, we tried to stay focused on what we considered stable sources of returns that we thought could repeatedly add value. At period end, the fund focused on what I considered "go to" areas, including bonds backed by banking, insurance and tobacco companies, and also had reduced exposure to Treasury and agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.75%
Actual		$ 1,000.00	$ 999.90	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.76%
Actual		$ 1,000.00	$ 999.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.46%
Actual		$ 1,000.00	$ 995.50	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.52%
Actual		$ 1,000.00	$ 995.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Limited Term Bond Fund	.45%
Actual		$ 1,000.00	$ 1,001.50	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 1,001.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 7.9%	U.S. Government and U.S. Government Agency Obligations 15.7%
AAA 16.1%	AAA 14.2%
AA 4.3%	AA 5.7%
A 27.8%	A 22.8%
BBB 37.0%	BBB 36.4%
BB and Below 4.7%	BB and Below 3.2%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	2.9	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	2.7	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015**
	Corporate Bonds 68.9%		Corporate Bonds 66.0%
	U.S. Government and U.S. Government Agency Obligations 7.9%		U.S. Government and U.S. Government Agency Obligations 15.7%
	Asset-Backed Securities 9.4%		Asset-Backed Securities 8.6%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.1%
	Municipal Bonds 0.4%		Municipal Bonds 0.2%
	Other Investments 2.8%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	15.6%	** Foreign investments	15.6%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
Percentages shown as 0.0% may reflect amounts less than 0.05%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 2.3%
American Honda Finance Corp.:
1.2% 7/14/17	$ 5,000,000	$ 4,982,025
2.125% 10/10/18	500,000	502,643
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	1,220,000	1,221,752
1.375% 8/1/17 (b)	2,000,000	1,984,910
1.45% 8/1/16 (b)	1,461,000	1,465,084
1.65% 5/18/18 (b)	3,000,000	2,969,922
2.25% 3/2/20 (b)	3,020,000	2,946,258
2.375% 8/1/18 (b)	1,000,000	1,006,057
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,964,282
3% 9/25/17	3,000,000	3,014,253
3.15% 1/15/20	5,000,000	4,936,895
3.2% 7/13/20	5,000,000	4,933,220
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,000,000	996,783
2.4% 5/22/20 (b)	3,098,000	3,070,437
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	620,682
2.125% 11/20/18 (b)	1,500,000	1,501,682
2.375% 3/22/17 (b)	600,000	609,180
		39,726,065
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,148,635
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 2.2% 5/26/20	5,000,000	4,933,345
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,016,240
4% 2/15/20	3,000,000	3,015,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,040,000
		7,071,240
Media - 4.1%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	856,361
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	2,997,003
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	$ 6,000,000	$ 5,981,280
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,402,251
5.7% 5/15/18	42,000	46,413
6.3% 11/15/17	6,000,000	6,612,702
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,395,444
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,717,680
5.875% 10/1/19	5,034,000	5,629,839
Discovery Communications LLC 5.05% 6/1/20	322,000	349,088
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	2,975,823
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,762
1.65% 9/29/17	5,050,000	5,042,026
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,299,812
6.75% 7/1/18	1,141,000	1,264,023
8.25% 4/1/19	500,000	584,024
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,972,756
6.875% 6/15/18	5,095,000	5,762,226
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,832,438
3.5% 4/1/17	455,000	464,272
6.125% 10/5/17	3,179,000	3,432,522
Walt Disney Co. 1.85% 5/30/19	6,000,000	5,996,214
		70,891,959
TOTAL CONSUMER DISCRETIONARY		123,771,244
CONSUMER STAPLES - 5.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,509,150
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,013,520
Heineken NV 1.4% 10/1/17 (b)	321,000	319,881
PepsiCo, Inc. 7.9% 11/1/18	815,000	963,976
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	$ 2,310,000	$ 2,316,671
2.45% 1/15/17 (b)	1,280,000	1,297,870
		11,421,068
Food & Staples Retailing - 1.2%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,553,503
2.25% 12/5/18	8,376,000	8,452,883
2.25% 8/12/19	5,000,000	5,023,605
2.8% 7/20/20	1,496,000	1,511,168
Kroger Co. 0.8185% 10/17/16 (d)	5,000,000	4,998,635
		21,539,794
Food Products - 2.0%
Cargill, Inc. 6% 11/27/17 (b)	106,000	115,732
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,206,213
General Mills, Inc.:
1.4% 10/20/17	3,000,000	2,990,133
2.2% 10/21/19	2,000,000	1,992,506
5.7% 2/15/17	5,000,000	5,308,690
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	616,143
5.375% 2/10/20	5,000,000	5,532,255
The J.M. Smucker Co.:
1.75% 3/15/18 (b)	5,874,000	5,866,029
2.5% 3/15/20 (b)	1,964,000	1,953,294
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,984,502
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	430,527
		33,996,024
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,992,810
BAT International Finance PLC:
1.85% 6/15/18 (b)	5,000,000	4,996,125
2.75% 6/15/20 (b)	3,160,000	3,203,444
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)	866,000	861,945
2.95% 7/21/20 (b)	3,000,000	2,978,196
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,902,785
1.875% 1/15/19	2,641,000	2,635,359
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
1.05% 10/30/15	$ 707,000	$ 707,285
2.3% 6/12/18	5,704,000	5,738,646
3.25% 6/12/20	2,159,000	2,186,156
4% 6/12/22	1,077,000	1,105,710
6.75% 6/15/17	513,000	554,999
		32,863,460
TOTAL CONSUMER STAPLES		99,820,346
ENERGY - 5.8%
Energy Equipment & Services - 0.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,547,611
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	852,498
Nabors Industries, Inc. 2.35% 9/15/16	257,000	255,206
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	614,921
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	1,957,896
4% 3/16/18	102,000	100,721
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	991,016
Transocean, Inc. 3% 10/15/17 (d)	3,500,000	3,220,000
		14,539,869
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	46,955
6.375% 9/15/17	555,000	600,472
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	629,329
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,941,420
2.248% 11/1/16	620,000	627,496
2.521% 1/15/20	4,688,000	4,724,730
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	409,218
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	324,442
Chevron Corp. 1.961% 3/3/20	4,000,000	3,955,576
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	2,107,000	2,101,309
3.3% 6/1/20 (b)	1,439,000	1,435,512
ConocoPhillips Co.:
1.5% 5/15/18	3,000,000	2,984,004
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Co.: - continued
2.2% 5/15/20	$ 961,000	$ 952,863
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	275,889
2.7% 4/1/19	821,000	721,866
Devon Energy Corp.:
0.7359% 12/15/15 (d)	1,500,000	1,497,696
2.25% 12/15/18	3,484,000	3,474,760
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	212,254
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,278
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	163,611
Enbridge, Inc. 0.7338% 6/2/17 (d)	2,613,000	2,584,631
Encana Corp. 6.5% 5/15/19	5,000,000	5,470,700
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	772,890
Enterprise Products Operating LP:
1.65% 5/7/18	631,000	625,851
2.55% 10/15/19	178,000	177,191
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	20,721
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,695,124
Kinder Morgan, Inc.:
2% 12/1/17	393,000	389,133
3.05% 12/1/19	3,758,000	3,695,816
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	885,619
Petro-Canada 6.05% 5/15/18	3,326,000	3,665,442
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,353,350
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	2,943,750
Petroleos Mexicanos:
3.125% 1/23/19	77,000	76,808
3.5% 7/18/18	5,000,000	5,095,000
3.5% 7/23/20 (b)	1,355,000	1,341,829
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,287,551
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,907,774
3.95% 9/15/15	375,000	375,472
5.75% 1/15/20	962,000	1,047,929
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	992,126
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,270,774
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,468,438
4.05% 1/23/20	864,000	855,446
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 28,000	$ 30,086
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	90,940
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,043,878
Total Capital International SA 2.125% 1/10/19	2,000,000	2,015,498
TransCanada PipeLines Ltd.:
1.076% 1/12/18 (d)	2,500,000	2,502,693
1.875% 1/12/18	3,000,000	3,009,378
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	406,800
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,252,448
5.375% 6/1/21	600,000	635,669
		86,088,435
TOTAL ENERGY		100,628,304
FINANCIALS - 33.3%
Banks - 16.1%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	4,000,000	4,044,152
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	565,509
2.25% 6/13/19	2,000,000	2,007,680
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	518,700
4% 4/14/19 (b)	2,575,000	2,459,125
6.369% 6/16/18 (b)	962,000	982,443
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,420,388
2% 1/11/18	9,200,000	9,198,197
2.25% 4/21/20	6,000,000	5,889,144
2.6% 1/15/19	7,495,000	7,546,933
2.65% 4/1/19	7,100,000	7,158,398
5.75% 12/1/17	1,150,000	1,244,022
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,000,062
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	585,899
2.3% 3/5/20 (b)	3,000,000	2,966,616
2.35% 9/8/19 (b)	3,050,000	3,031,935
2.7% 9/9/18 (b)	500,000	506,381
Barclays Bank PLC 5% 9/22/16	2,500,000	2,598,043
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays PLC:
2% 3/16/18	$ 5,000,000	$ 4,970,995
2.75% 11/8/19	2,831,000	2,822,281
2.875% 6/8/20	3,000,000	2,990,010
BNP Paribas 2.375% 9/14/17	6,000,000	6,071,604
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,982,969
BPCE SA:
1.625% 2/10/17	450,000	451,619
2.5% 7/15/19	2,000,000	2,017,516
Capital One Bank NA 1.3% 6/5/17	1,000,000	990,502
Capital One NA:
2.35% 8/17/18	500,000	498,542
2.4% 9/5/19	2,000,000	1,971,744
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,090,000
Citigroup, Inc.:
0.5512% 6/9/16 (d)	3,000,000	2,986,260
1.3% 11/15/16	767,000	766,275
1.55% 8/14/17	2,000,000	1,993,458
1.7% 4/27/18	1,500,000	1,486,682
1.75% 5/1/18	2,870,000	2,847,732
1.85% 11/24/17	3,000,000	2,998,377
2.15% 7/30/18	2,000,000	1,998,230
2.4% 2/18/20	4,000,000	3,958,656
2.5% 9/26/18	1,500,000	1,514,100
2.5% 7/29/19	2,000,000	1,998,004
2.55% 4/8/19	3,000,000	3,014,589
4.4% 6/10/25	2,604,000	2,617,806
Citizens Bank NA 2.45% 12/4/19	3,000,000	2,962,737
Comerica, Inc. 2.125% 5/23/19	345,000	342,055
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	753,307
2.3% 9/6/19	2,000,000	2,002,784
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	1,987,806
Credit Agricole SA 2.75% 6/10/20 (b)	8,000,000	8,068,208
Credit Suisse AG 6% 2/15/18	3,680,000	4,004,576
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,994,288
2.3% 5/28/19	5,750,000	5,749,925
3% 10/29/21	1,500,000	1,491,888
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Discover Bank:
2% 2/21/18	$ 5,920,000	$ 5,862,511
2.6% 11/13/18	2,000,000	2,002,282
Fifth Third Bancorp:
2.3% 3/1/19	279,000	278,932
2.875% 7/27/20	3,200,000	3,200,054
4.5% 6/1/18	3,024,000	3,212,549
5.45% 1/15/17	291,000	305,448
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,002,954
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	688,876
HBOS PLC 6.75% 5/21/18 (b)	509,000	561,600
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,557,756
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	2,983,503
2.625% 9/24/18	262,000	266,178
Huntington Bancshares, Inc. 7% 12/15/20	180,000	214,197
Huntington National Bank 2.2% 4/1/19	1,000,000	996,291
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	3,000,000	2,991,978
Intesa Sanpaolo SpA 2.375% 1/13/17	7,750,000	7,766,934
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,498,678
1.625% 5/15/18	4,500,000	4,456,877
2% 8/15/17	4,500,000	4,529,664
2.2% 10/22/19	10,058,000	9,972,326
2.25% 1/23/20	3,000,000	2,960,901
2.35% 1/28/19	1,942,000	1,948,702
2.75% 6/23/20	3,000,000	3,008,436
KeyCorp. 2.3% 12/13/18	2,000,000	2,010,508
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	4,013,656
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,984,151
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,960,924
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,930,729
1.8% 3/26/18 (b)	1,500,000	1,495,865
2.45% 4/16/19 (b)	1,400,000	1,405,268
2.65% 9/25/19 (b)	2,000,000	2,017,150
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,230,514
MUFG Union Bank NA 1.5% 9/26/16	335,000	335,982
Nordea Bank AB 2.375% 4/4/19 (b)	1,000,000	1,011,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
PNC Bank NA:
1.5% 2/23/18	$ 2,100,000	$ 2,082,883
2.4% 10/18/19	3,000,000	3,017,196
Regions Financial Corp. 2% 5/15/18	5,330,000	5,301,341
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,708,872
Royal Bank of Scotland Group PLC 1.2218% 3/31/17 (d)	8,715,000	8,711,610
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,846
2.25% 7/11/19	3,500,000	3,487,369
2.45% 1/10/19	590,000	592,951
2.45% 1/16/20	3,000,000	3,002,247
2.65% 7/23/20	3,000,000	3,016,311
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	928,379
2.5% 5/1/19	550,000	552,956
3.5% 1/20/17	1,378,000	1,412,608
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,998,184
The Toronto Dominion Bank:
2.25% 11/5/19	2,000,000	2,006,056
2.625% 9/10/18	1,200,000	1,226,179
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,295,770
2.15% 1/15/19	5,500,000	5,511,209
2.6% 7/22/20	3,000,000	3,003,192
		279,579,741
Capital Markets - 4.9%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	996,261
2.5% 2/13/19	2,250,000	2,261,021
Goldman Sachs Group, Inc.:
1.0859% 12/15/17 (d)	3,000,000	3,007,341
2.375% 1/22/18	8,850,000	8,937,243
2.625% 1/31/19	13,000,000	13,131,339
5.95% 1/18/18	1,693,000	1,846,999
6.15% 4/1/18	402,000	443,001
Lazard Group LLC:
4.25% 11/14/20	250,000	262,902
6.85% 6/15/17	125,000	135,297
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,995,626
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 40,000	$ 43,436
6.875% 4/25/18	726,000	813,861
Morgan Stanley:
1.875% 1/5/18	2,000,000	1,999,942
2.125% 4/25/18	3,580,000	3,592,580
2.375% 7/23/19	9,660,000	9,651,915
2.5% 1/24/19	1,750,000	1,765,507
2.65% 1/27/20	11,000,000	11,005,247
4.75% 3/22/17	2,000,000	2,098,282
4.875% 11/1/22	2,000,000	2,115,996
5.5% 1/26/20	2,000,000	2,225,478
5.625% 9/23/19	112,000	124,495
5.95% 12/28/17	383,000	417,385
7.3% 5/13/19	603,000	705,941
UBS AG Stamford Branch:
0.9808% 3/26/18 (d)	3,000,000	2,998,368
1.375% 6/1/17	5,675,000	5,648,044
1.375% 8/14/17	6,700,000	6,677,823
		84,901,330
Consumer Finance - 5.7%
Ally Financial, Inc. 3.25% 2/13/18	3,000,000	2,985,000
American Express Co. 1.55% 5/22/18	3,000,000	2,974,521
American Express Credit Corp. 2.125% 3/18/19	5,520,000	5,499,085
American Honda Finance Corp. 1.5% 9/11/17 (b)	620,000	620,082
Capital One Financial Corp.:
2.45% 4/24/19	5,450,000	5,397,331
3.15% 7/15/16	1,605,000	1,632,072
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,155,801
Discover Financial Services 6.45% 6/12/17	3,381,000	3,656,792
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,990,858
1.684% 9/8/17	1,000,000	993,439
2.145% 1/9/18	2,500,000	2,490,195
2.24% 6/15/18	6,000,000	5,968,728
2.597% 11/4/19	5,000,000	4,928,050
2.875% 10/1/18	2,500,000	2,519,273
3% 6/12/17	4,500,000	4,577,346
3.157% 8/4/20	3,000,000	3,000,861
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1.6% 11/20/17	$ 1,860,000	$ 1,857,675
1.625% 4/2/18	3,370,000	3,365,855
2.2% 1/9/20	9,000,000	8,981,262
2.3% 1/14/19	3,000,000	3,031,002
6.375% 11/15/67 (d)	1,275,000	1,361,063
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	630,575
1.625% 10/2/15 (b)	246,000	246,015
2% 3/19/18 (b)	1,891,000	1,880,738
2.125% 10/2/17 (b)	2,437,000	2,443,960
2.55% 2/6/19 (b)	4,759,000	4,742,600
2.6% 3/19/20 (b)	2,000,000	1,980,058
2.875% 8/9/18 (b)	2,606,000	2,658,555
John Deere Capital Corp. 1.6% 7/13/18	590,000	588,667
Synchrony Financial:
1.875% 8/15/17	173,000	172,264
2.7% 2/3/20	2,500,000	2,454,230
3% 8/15/19	3,000,000	3,004,644
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	4,980,235
2% 10/24/18	2,500,000	2,506,520
		99,275,352
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	1,997,014
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	624,063
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,154,435
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	352,801
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	1,049,000	1,054,442
Moody's Corp. 2.75% 7/15/19	8,000,000	8,096,672
		13,279,427
Insurance - 3.0%
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,001,686
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,511,676
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,288,194
5.85% 1/16/18	1,910,000	2,086,455
Aon Corp.:
3.125% 5/27/16	2,000,000	2,032,010
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 1,507,000	$ 1,659,065
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,019,360
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	264,180
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,995
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,599,000	6,073,750
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	497,470
2.35% 3/6/20	5,000,000	4,993,835
2.55% 10/15/18	517,000	524,868
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,012,014
MetLife, Inc.:
1.756% 12/15/17 (d)	269,000	270,331
1.903% 12/15/17 (d)	180,000	180,875
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	1,500,000	1,501,397
1.5% 1/10/18 (b)	4,431,000	4,407,285
2% 4/14/20 (b)	3,000,000	2,969,124
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,776,637
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,005,008
1.6% 5/29/18 (b)	967,000	959,200
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,212,289
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	914,361
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	281,651
Unum Group:
5.625% 9/15/20	1,019,000	1,140,232
7.125% 9/30/16	704,000	745,275
		52,347,223
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	196,041
Boston Properties, Inc. 5.875% 10/15/19	446,000	503,542
DDR Corp.:
4.75% 4/15/18	1,634,000	1,727,011
7.5% 4/1/17	389,000	421,453
Duke Realty LP:
5.95% 2/15/17	354,000	376,064
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.75% 3/15/20	$ 35,000	$ 40,546
8.25% 8/15/19	7,000	8,454
Equity One, Inc.:
6% 9/15/17	509,000	549,328
6.25% 1/15/17	74,000	78,329
ERP Operating LP:
2.375% 7/1/19	391,000	391,646
3.375% 6/1/25	3,000,000	2,918,388
5.75% 6/15/17	1,003,000	1,075,406
Federal Realty Investment Trust 5.9% 4/1/20	5,000	5,688
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,059,532
HCP, Inc. 3.75% 2/1/16	272,000	275,011
Health Care Property Investors, Inc. 6% 1/30/17	750,000	793,298
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	250,339
4.7% 9/15/17	2,436,000	2,569,444
HRPT Properties Trust:
6.25% 6/15/17	186,000	195,007
6.65% 1/15/18	95,000	102,097
Select Income REIT 2.85% 2/1/18	597,000	598,928
Simon Property Group LP 2.2% 2/1/19	462,000	465,853
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	453,761
		17,055,166
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,289,942
3.85% 4/15/16	1,379,000	1,396,870
4.25% 7/15/22	277,000	282,469
6.125% 4/15/20	6,000	6,754
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	54,160
5.7% 5/1/17	369,000	390,174
6% 4/1/16	2,124,000	2,177,208
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,158,088
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,127,279
5.5% 12/15/16	2,260,000	2,365,214
6.625% 10/1/17	1,082,000	1,184,476
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 439,000	$ 440,371
4.5% 4/18/22	185,000	184,386
7.75% 8/15/19	1,064,000	1,225,320
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	470,716
5.7% 4/15/17 (b)	405,000	423,815
Reckson Operating Partnership LP 6% 3/31/16	152,000	155,797
Regency Centers LP 5.875% 6/15/17	244,000	261,937
Tanger Properties LP 6.125% 6/1/20	606,000	688,939
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,867,633
1.55% 9/26/16	346,000	346,630
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,747,983
4% 4/30/19	6,000,000	6,274,194
Washington Prime Group LP 3.85% 4/1/20 (b)	2,090,000	2,119,863
		30,640,218
TOTAL FINANCIALS		577,078,457
HEALTH CARE - 3.6%
Biotechnology - 0.9%
Amgen, Inc.:
0.7091% 5/22/17 (d)	3,000,000	2,993,208
1.25% 5/22/17	1,500,000	1,495,890
2.125% 5/1/20	1,618,000	1,577,490
2.2% 5/22/19	4,290,000	4,256,006
5.85% 6/1/17	446,000	478,800
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,549,271
2.875% 8/15/20	3,000,000	3,013,857
		15,364,522
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,484,958
2.675% 12/15/19	329,000	328,981
Medtronic, Inc.:
1.5% 3/15/18 (b)	1,770,000	1,764,982
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.: - continued
2.5% 3/15/20 (b)	$ 2,200,000	$ 2,214,452
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,687,463
		8,480,836
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	461,230
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	280,620
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,492,308
2.25% 6/15/19	1,000,000	989,149
Express Scripts, Inc. 3.125% 5/15/16	555,000	562,628
McKesson Corp. 2.284% 3/15/19	686,000	686,967
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,108,691
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,122,818
1.9% 7/16/18	3,000,000	3,007,767
2.7% 7/15/20	1,361,000	1,378,218
2.875% 12/15/21	2,000,000	2,003,540
WellPoint, Inc.:
1.875% 1/15/18	326,000	324,378
2.25% 8/15/19	2,950,000	2,899,216
		17,317,530
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,237
2.4% 2/1/19	3,086,000	3,078,739
		3,213,976
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,061,089
1.8% 5/14/18	3,972,000	3,944,490
2.5% 5/14/20	2,349,000	2,321,275
Actavis Funding SCS:
2.35% 3/12/18	3,000,000	2,997,399
2.45% 6/15/19	352,000	349,017
3% 3/12/20	1,157,000	1,151,633
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,867,831
2.375% 10/8/19 (b)	1,481,000	1,487,241
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. 1.35% 11/29/16	$ 160,000	$ 158,569
Perrigo Co. PLC 1.3% 11/8/16	200,000	198,784
Perrigo Finance PLC 3.5% 12/15/21	263,000	256,560
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,197
Zoetis, Inc. 1.875% 2/1/18	1,616,000	1,605,672
		17,608,757
TOTAL HEALTH CARE		61,985,621
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,646,536
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,577	135,196
6.795% 2/2/20	5,668	5,952
6.9% 7/2/19	53,325	55,623
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	190,145	201,553
8.36% 1/20/19	116,590	124,897
		523,221
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	481,536
Roper Industries, Inc. 2.05% 10/1/18	840,000	834,141
		1,315,677
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,694
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	414,000	409,860
2.625% 9/4/18	1,628,000	1,623,852
3.75% 2/1/22	1,228,000	1,227,176
3.875% 4/1/21	500,000	505,000
4.75% 3/1/20	605,000	640,562
		4,406,450
TOTAL INDUSTRIALS		10,152,578
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.65% 6/15/18	$ 3,000,000	$ 2,998,530
2.125% 3/1/19	1,500,000	1,510,944
2.45% 6/15/20	3,000,000	3,027,630
		7,537,104
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,424,516
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	2,999,217
2.375% 12/17/18	99,000	99,488
6.55% 10/1/17	4,476,000	4,911,649
		9,434,870
IT Services - 0.5%
MasterCard, Inc. 2% 4/1/19	289,000	290,480
The Western Union Co.:
2.875% 12/10/17	773,000	787,897
3.65% 8/22/18	3,111,000	3,233,536
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,593,063
2.95% 3/15/17	1,057,000	1,073,399
		7,978,375
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,558,723
2.5% 5/15/22	5,000,000	4,863,110
		6,421,833
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	1,730,000	1,711,242
2.85% 5/6/21	850,000	864,633
		2,575,875
TOTAL INFORMATION TECHNOLOGY		33,948,057
MATERIALS - 1.6%
Chemicals - 0.8%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,316,495
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	$ 5,340,000	$ 5,310,657
Ecolab, Inc.:
1.45% 12/8/17	335,000	331,019
1.55% 1/12/18	2,500,000	2,475,633
Monsanto Co. 2.125% 7/15/19	3,000,000	2,975,343
Sherwin-Williams Co. 1.35% 12/15/17	620,000	616,224
		13,025,371
Metals & Mining - 0.8%
Anglo American Capital PLC:
1.2388% 4/15/16 (b)(d)	1,624,000	1,623,911
3.625% 5/14/20 (b)	1,513,000	1,438,553
4.125% 4/15/21 (b)	620,000	577,799
9.375% 4/8/19 (b)	630,000	734,167
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	633,944
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	623,100
2.375% 3/15/18	4,000,000	3,638,000
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,424,767
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,501,250
Vale Overseas Ltd. 6.25% 1/23/17	403,000	418,584
		14,614,075
TOTAL MATERIALS		27,639,446
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,603,052
2.375% 11/27/18	10,000,000	10,055,440
2.45% 6/30/20	1,563,000	1,548,248
BellSouth Corp. 4.821% 4/26/16 (b)(d)	3,000,000	3,071,046
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	997,285
1.625% 6/28/16	4,314,000	4,332,300
2.35% 2/14/19	4,296,000	4,280,320
CenturyLink, Inc. 6.15% 9/15/19	592,000	620,120
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	934,529
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV: - continued
5.75% 3/23/16	$ 2,000,000	$ 2,052,324
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	613,497
1.35% 6/9/17	750,000	747,552
2% 11/1/16	1,279,000	1,288,650
2.5% 9/15/16	1,044,000	1,058,896
2.625% 2/21/20	2,913,000	2,914,241
3.65% 9/14/18	6,000,000	6,289,572
4.5% 9/15/20	3,000,000	3,226,740
6.1% 4/15/18	3,425,000	3,771,247
		49,405,059
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,673,783
Vodafone Group PLC:
0.7179% 2/19/16 (d)	5,000,000	4,993,780
1.5% 2/19/18	2,625,000	2,588,696
1.625% 3/20/17	5,400,000	5,394,541
5.45% 6/10/19	2,000,000	2,189,996
		17,840,796
TOTAL TELECOMMUNICATION SERVICES		67,245,855
UTILITIES - 4.5%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	519,000	564,190
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	824,330
Commonwealth Edison Co. 2.15% 1/15/19	188,000	188,645
Duke Energy Corp.:
0.6636% 4/3/17 (d)	894,000	891,817
1.625% 8/15/17	3,304,000	3,311,996
2.1% 6/15/18	5,395,000	5,479,496
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	48,000	54,959
Edison International 3.75% 9/15/17	431,000	448,907
Eversource Energy 1.45% 5/1/18	153,000	151,006
Exelon Corp.:
1.55% 6/9/17	311,000	310,232
2.85% 6/15/20	458,000	456,985
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 4,652,000	$ 4,666,905
4.25% 3/15/23	600,000	601,173
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	712,504
Hydro-Quebec 2% 6/30/16	2,500,000	2,527,125
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	2,576,000	2,530,920
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	480,250
3.75% 11/15/20	2,000	2,095
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,746,961
6.5% 8/1/18	273,000	307,747
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,887,897
PacifiCorp 5.5% 1/15/19	2,750,000	3,059,810
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	124,659
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,032,870
TECO Finance, Inc.:
0.8835% 4/10/18 (d)	3,000,000	3,002,901
5.15% 3/15/20	252,000	275,191
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,150,698
		40,792,269
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,183,494
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 2.375% 6/1/20	1,087,000	1,065,332
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,864,948
		3,930,280
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	68,161
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,199,803
1.9% 6/15/18	2,540,000	2,526,419
2.5% 12/1/19	7,382,000	7,399,178
2.5818% 9/30/66 (d)	651,000	566,842
7.5% 6/30/66 (d)	567,000	505,339
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	994,321
2% 11/15/18	544,000	542,698
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
3.85% 2/15/23	$ 700,000	$ 724,639
5.45% 9/15/20	43,000	48,104
6.4% 3/15/18	888,000	986,402
NSTAR 4.5% 11/15/19	2,500,000	2,688,085
PG&E Corp. 2.4% 3/1/19	74,000	74,227
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,163,109
Sempra Energy:
2.3% 4/1/17	4,935,000	4,996,110
2.4% 3/15/20	1,890,000	1,882,019
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,000,430
2.45% 6/15/20	901,000	899,477
6.25% 5/15/67 (d)	454,000	393,278
		32,658,641
TOTAL UTILITIES		78,564,684
TOTAL NONCONVERTIBLE BONDS (Cost $1,182,340,106)		1,180,834,592
U.S. Government and Government Agency Obligations - 5.1%

U.S. Government Agency Obligations - 0.4%
Fannie Mae 1.125% 7/20/18	616,000	615,940
Federal Home Loan Bank 0.75% 8/28/17	360,000	359,455
Freddie Mac:
0.5% 1/27/17	5,320,000	5,312,371
1% 9/29/17	1,521,000	1,524,841
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,812,607
U.S. Treasury Obligations - 4.7%
U.S. Treasury Notes:
0.875% 10/15/17	28,230,000	28,257,560
0.875% 7/15/18	17,394,000	17,307,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/15/18	$ 25,544,000	$ 25,534,344
1.375% 3/31/20 (c)	9,683,000	9,629,163
TOTAL U.S. TREASURY OBLIGATIONS		80,729,001
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,567,151)		88,541,608
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.5%
2.231% 1/1/40 (d)	178,073	189,662
2.273% 3/1/40 (d)	98,335	105,012
2.31% 12/1/39 (d)	49,830	53,341
2.36% 11/1/36 (d)	167,009	177,762
2.393% 4/1/35 (d)	399,077	424,669
2.439% 7/1/35 (d)	84,332	89,956
2.456% 3/1/40 (d)	143,414	152,897
2.463% 12/1/33 (d)	689,208	734,324
2.557% 6/1/42 (d)	62,887	65,008
2.69% 2/1/42 (d)	572,947	592,645
2.758% 1/1/42 (d)	513,520	533,864
2.96% 11/1/40 (d)	36,192	37,918
2.982% 9/1/41 (d)	37,152	38,714
3.059% 10/1/41 (d)	20,226	21,042
3.239% 7/1/41 (d)	64,350	68,070
3.309% 10/1/41 (d)	34,778	36,565
3.5% 7/1/26 to 10/1/29	4,256,401	4,513,420
3.554% 7/1/41 (d)	73,294	77,492
4.5% 3/1/35	39,188	42,810
6% 5/1/16 to 4/1/17	23,653	24,050
6.5% 5/1/16 to 8/1/36	572,435	660,581
7% 9/1/18 to 6/1/33	329,378	386,406
7.5% 8/1/17 to 3/1/28	107,665	125,819
8.5% 5/1/21 to 9/1/25	8,190	9,537
9.5% 2/1/25	604	664
10.5% 8/1/20	5,754	6,342
TOTAL FANNIE MAE		9,168,570
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.3%
2.41% 4/1/40 (d)	$ 99,504	$ 105,788
2.527% 2/1/40 (d)	160,909	172,105
2.53% 4/1/40 (d)	100,093	107,152
3.22% 9/1/41 (d)	40,157	42,029
3.235% 4/1/41 (d)	44,400	46,585
3.289% 6/1/41 (d)	49,148	51,922
3.444% 5/1/41 (d)	43,985	46,097
3.5% 8/1/26	3,224,272	3,408,030
3.62% 6/1/41 (d)	73,914	78,276
3.705% 5/1/41 (d)	57,181	60,595
4.5% 8/1/18	226,956	235,590
5% 3/1/19	400,009	417,361
8.5% 9/1/24 to 8/1/27	31,343	37,572
TOTAL FREDDIE MAC		4,809,102
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	88,281	103,184
7.5% 2/15/28 to 10/15/28	3,562	4,267
8% 6/15/24	69	80
8.5% 10/15/21	25,096	28,586
11% 7/20/19 to 8/20/19	1,381	1,534
TOTAL GINNIE MAE		137,651
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,956,887)		14,115,323
Asset-Backed Securities - 9.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (d)	56,669	50,918
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (d)	35,640	33,959
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	671,201
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,554
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,069,992
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,425,677
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,884,958
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,016,149
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2015-3 Class A, 1.63% 5/15/20	$ 3,130,000	$ 3,121,499
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,432
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,013,680
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,786,978
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	651,569	651,100
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,295,295
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	500,415
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,995,134
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (d)	5,559	5,140
Series 2004-R2 Class M3, 1.0244% 4/25/34 (d)	10,238	7,522
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (d)	4,092	3,794
Series 2004-W11 Class M2, 1.2494% 11/25/34 (d)	63,962	62,140
Series 2004-W7 Class M1, 1.0244% 5/25/34 (d)	185,706	178,710
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (d)	132,183	47,173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (d)	147,840	135,692
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (d)	2,678	22
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,762,404
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3244% 2/25/35 (d)	410,172	368,902
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,800,000	1,804,392
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	999,645
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,336
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,806,238
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,595,956
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,365,482
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,212,036
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (d)	205,465	135,503
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,012,900
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	$ 3,000,000	$ 2,993,430
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	3,613,504	3,618,161
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,642,854
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,405,692
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	2,017,905	2,016,293
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (d)	9,741	8,712
Series 2004-3 Class M4, 1.6544% 4/25/34 (d)	7,908	7,127
Series 2004-4 Class M2, 0.9944% 6/25/34 (d)	8,873	8,073
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (b)	4,490,000	4,472,956
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,782,508
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,341,753	1,339,031
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,443,653	3,435,839
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,807,718
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (d)	4,436	4,113
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (d)	33,155	31,015
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	3,678,000	3,670,147
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,325,682
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,778,533
Series 2015-2 Class A, 2.44% 1/15/27 (b)	3,480,000	3,504,450
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	4,310,000	4,352,479
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,059,342
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,498,324
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,993,088
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,982,654
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (d)	81,136	69,182
Class M4, 1.2194% 1/25/35 (d)	39,567	25,494
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(d)	147,540	137,816
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (b)(d)	111,281	106,977
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A: - continued
Class B, 0.4776% 11/15/34 (b)(d)	$ 40,376	$ 37,490
Class C, 0.5776% 11/15/34 (b)(d)	66,637	58,697
Class D, 0.9476% 11/15/34 (b)(d)	25,276	20,878
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,951,927
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,411,635
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	2,732,000	2,714,846
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	38,854	1,150
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (d)	34,097	32,263
Series 2003-3 Class M1, 1.4894% 8/25/33 (d)	38,972	37,566
Series 2003-5 Class A2, 0.8905% 12/25/33 (d)	2,817	2,634
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (d)	141,116	94,071
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,200,554
Series 2015-A Class A3, 1.42% 9/17/18 (b)	2,402,000	2,403,751
Series 2015-B Class A3, 1.4% 11/15/18 (b)	2,966,000	2,966,219
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (d)	22,263	9,203
Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (d)	45,224	45,130
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (d)	11,875	11,809
Series 2006-A Class 2C, 1.432% 3/27/42 (d)	392,000	193,890
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (d)	38,587	546
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,742,776
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (d)	14,910	12,500
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (d)	41,947	38,327
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (d)	22,783	22,589
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (d)	176,407	170,420
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (d)	4,895	4,569
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (d)	57,836	51,797
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (d)	32,984	31,147
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (d)	25,750	488
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (d)	$ 162,650	$ 144,604
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,489,735
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (d)	60,741	57,477
Class M4, 2.3744% 9/25/34 (d)	77,891	35,997
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (d)	126,217	111,184
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (d)	582	551
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	280,609
Series 2013-5 Class A3, 0.82% 2/15/18	939,709	939,561
Series 2014-4 Class B, 1.82% 5/15/19	774,000	778,120
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (d)	90,399	83,144
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (d)	78,164	75,783
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (d)	4,865	4,270
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,703,158
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,035,385
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (d)	2,472	2,204
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (b)(d)	316,998	180,689
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,093,211
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	2,226,000	2,234,120
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(d)	203,978	203,382
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,753,943
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,161,310
TOTAL ASSET-BACKED SECURITIES (Cost $160,796,888)		162,111,927
Collateralized Mortgage Obligations - 2.3%
	Principal Amount	Value
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(d)	$ 622,872	$ 641,644
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (d)	25,291	24,937
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(d)	451,128	448,557
Class C2, 1.4028% 12/20/54 (b)(d)	578,000	570,948
Series 2006-2 Class C1, 1.1428% 12/20/54 (d)	463,000	451,650
Series 2006-3 Class C2, 1.2028% 12/20/54 (d)	128,000	126,093
Series 2006-4:
Class B1, 0.3828% 12/20/54 (d)	521,000	511,010
Class C1, 0.9628% 12/20/54 (d)	319,000	308,710
Class M1, 0.5428% 12/20/54 (d)	137,000	133,574
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (d)	258,000	247,903
Class 1M1, 0.5028% 12/20/54 (d)	172,000	165,997
Class 2C1, 1.0628% 12/20/54 (d)	117,000	113,729
Class 2M1, 0.7028% 12/20/54 (d)	222,000	217,544
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (d)	308,000	299,406
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (d)	60,571	60,442
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.737% 1/20/44 (d)	36,767	36,407
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (d)	359,588	358,291
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (d)	32,203	29,766
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (d)	72,568	65,311
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (b)(d)	48,190	43,751
Class B6, 3.0385% 6/10/35 (b)(d)	80,169	73,867
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	2,641	2,592
TOTAL PRIVATE SPONSOR		4,932,129
U.S. Government Agency - 2.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	417,225	442,270
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	$ 5,448	$ 5,598
Series 2015-28 Class P, 2.5% 5/25/45	8,311,243	8,471,515
sequential payer Series 2011-99 Class DV, 5% 1/25/26	2,829,199	2,962,171
Series 2014-57 Class A, 3% 9/25/44	2,409,181	2,481,785
Series 2015-28 Class JE, 3% 5/25/45	6,668,739	6,917,894
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	15,776	16,113
Series 2363 Class PF, 6% 9/15/16	14,797	15,073
Series 3820 Class DA, 4% 11/15/35	323,545	341,756
Series 4176 Class BA, 3% 2/15/33	449,032	464,145
Series 3777 Class AC, 3.5% 12/15/25	573,402	604,922
Series 3949 Class MK, 4.5% 10/15/34	253,043	274,294
Series 4472 Class WL, 3% 5/15/45	3,023,719	3,126,504
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	28,930	29,262
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	7,941,104	8,138,035
TOTAL U.S. GOVERNMENT AGENCY		34,291,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,607,911)		39,223,466
Commercial Mortgage Securities - 8.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	498,604	511,223
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (d)(f)	51,822	649
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (d)	4,060,399	4,104,113
Series 2006-3 Class A4, 5.889% 7/10/44	1,595,284	1,624,068
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	434,162
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	833,302	857,093
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	13,936
Series 2007-2 Class A4, 5.6126% 4/10/49 (d)	3,713,000	3,866,395
Series 2007-3 Class A4, 5.5746% 6/10/49 (d)	672,903	704,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(d)	$ 2,015,000	$ 1,997,355
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(d)	3,799	3,427
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(d)	89,860	79,865
Class B1, 1.5994% 1/25/36 (b)(d)	3,753	2,387
Class M1, 0.6494% 1/25/36 (b)(d)	28,987	23,484
Class M2, 0.6694% 1/25/36 (b)(d)	8,696	6,818
Class M3, 0.6994% 1/25/36 (b)(d)	12,700	9,575
Class M4, 0.8094% 1/25/36 (b)(d)	7,024	5,184
Class M5, 0.8494% 1/25/36 (b)(d)	7,024	5,157
Class M6, 0.8994% 1/25/36 (b)(d)	7,460	5,340
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(d)	3,673	377
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(d)	60,951	51,056
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(d)	62,497	53,319
Class A2, 0.5194% 7/25/37 (b)(d)	58,430	48,069
Class M1, 0.5694% 7/25/37 (b)(d)	20,518	15,703
Class M2, 0.6094% 7/25/37 (b)(d)	11,085	7,804
Class M3, 0.6894% 7/25/37 (b)(d)	8,495	4,981
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(d)	55,156	44,929
Class M1, 0.5094% 7/25/37 (b)(d)	12,235	9,460
Class M2, 0.5394% 7/25/37 (b)(d)	13,127	9,427
Class M3, 0.5694% 7/25/37 (b)(d)	20,251	8,903
Class M4, 0.6994% 7/25/37 (b)(d)	32,043	9,407
Class M5, 0.7994% 7/25/37 (b)(d)	15,385	3,020
Series 2007-4A Class M1, 1.1494% 9/25/37 (b)(d)	22,278	4,253
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	551,128	1,754
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	751,973	775,193
Series 2006-PW14 Class A1A, 5.189% 12/11/38	362,364	376,391
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (d)	743,487	754,357
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (d)	663,907	677,577
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (b)(d)(f)	9,943,581	10,421
Series 2007-T28 Class X2, 0.1359% 9/11/42 (b)(d)(f)	6,193,122	681
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(d)	2,065,000	2,041,577
Commercial Mortgage Securities - continued
	Principal Amount	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(d)	$ 34,736	$ 33,050
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	745,253	796,707
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(d)	5,543,000	5,534,364
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (b)	5,000,000	5,075,120
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,482,000	1,524,538
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (d)	1,578,004	1,602,935
Series 2015-GC29 Class A2, 2.67% 4/10/48	1,388,000	1,407,111
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.2994% 1/15/46 (d)	414,747	415,886
Series 2006-CD3 Class A5, 5.617% 10/15/48	253,445	260,551
Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,716
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (d)	1,101,811	1,102,939
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	234,109
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(d)	1,500,000	1,495,943
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,184,151
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,071,377
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	814,047
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,008,599
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,007,910
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	973,072
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(d)	14,378	14,381
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (d)	810,494	831,713
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,160,410	1,204,306
Class A4, 5.306% 12/10/46	1,207,775	1,247,826
Series 2006-C7 Class A4, 5.7496% 6/10/46 (d)	844,280	858,486
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	451,674
Series 2007-C3 Class A4, 5.6993% 6/15/39 (d)	73,366	76,901
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	$ 310	$ 0
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(d)	264,000	262,213
Class C, 2.4476% 3/15/17 (b)(d)	257,000	255,269
Class D, 3.3976% 3/15/17 (b)(d)	389,000	385,780
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	2,482,000	2,463,338
Class B, 1.3873% 4/15/27 (b)(d)	711,000	707,185
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(d)	5,105,000	5,103,821
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(d)	2,358,850	2,365,804
Class CFX, 3.4949% 12/15/19 (b)(d)	1,059,000	1,043,532
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,903,000	1,972,077
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (d)	478,056	482,091
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	1,682,965	1,759,956
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	932,327	972,866
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (d)	3,109,850	3,156,221
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (d)	420,913	423,402
Class A4, 5.553% 4/10/38 (d)	1,215,325	1,216,754
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	151,563
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(d)	399,314	398,131
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	432,323	448,115
Class A4, 5.56% 11/10/39	6,024,988	6,207,913
Series 2012-GC6 Class A1, 1.282% 1/10/45	23,774	23,791
Series 2015-GC32 Class A2, 3.115% 7/10/48	2,500,000	2,574,625
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(d)	478,936	478,605
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	109,759
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,041,321
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	$ 1,567,000	$ 1,603,489
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(d)	15,938	15,624
Class F, 0.5276% 11/15/18 (b)(d)	44,014	42,315
Class G, 0.5576% 11/15/18 (b)(d)	38,259	36,618
Class H, 0.6976% 11/15/18 (b)(d)	29,463	28,138
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(d)	1,100,000	1,097,527
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(d)	1,700,000	1,697,066
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,910,594	1,942,971
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	91,462	94,144
Class A4, 5.399% 5/15/45	2,396,182	2,445,339
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (d)	29,781	31,356
Series 2007-LDPX Class A3, 5.42% 1/15/49	553,464	577,270
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (d)	954,743	977,677
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	892,635	894,785
Series 2006-C6 Class A4, 5.372% 9/15/39	232,645	239,151
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,220,852	2,311,305
Class A2, 5.3% 11/15/38	67,772	68,182
Series 2007-C1 Class A4, 5.424% 2/15/40	3,030,943	3,154,199
Series 2007-C2 Class A3, 5.43% 2/15/40	84,688	88,535
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,114,842	1,151,598
Series 2007-C7 Class A3, 5.866% 9/15/45	1,244,011	1,340,207
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (b)(d)	188,000	185,549
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	678,747	698,594
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	12,658	12,687
Series 2007-5 Class A4, 5.378% 8/12/48	4,846,316	5,039,486
Series 2006-1 Class AM, 5.5154% 2/12/39 (d)	506,000	512,140
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,527
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	839,715
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(d)	$ 40,774	$ 40,802
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(d)	72,216	71,995
Class E, 0.4355% 10/15/20 (b)(d)	95,138	94,523
Class F, 0.4855% 10/15/20 (b)(d)	57,094	56,732
Class G, 0.5255% 10/15/20 (b)(d)	70,577	70,041
Class H, 0.6155% 10/15/20 (b)(d)	44,426	43,200
Class J, 0.7655% 10/15/20 (b)(d)	25,649	23,658
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	346,808	360,335
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	872,975	885,491
Series 2006-IQ11 Class A1A, 5.6968% 10/15/42 (d)	783,929	795,789
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,252,681
Series 2007-T27 Class A1A, 5.649% 6/11/42 (d)	820,138	868,344
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	19,528	20,094
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(d)	2,027,000	2,016,040
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	525,060
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(d)	45,086	42,813
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,558,996	1,624,072
Class A4, 5.308% 11/15/48	555,721	573,011
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,689,654
Series 2007-C32 Class A3, 5.7146% 6/15/49 (d)	367,000	386,118
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (d)	3,144,464	3,286,043
Class A5, 5.9507% 2/15/51 (d)	143,000	153,549
Series 2006-C23 Class A1A, 5.422% 1/15/45	1,989,310	2,007,026
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	646,259	653,388
Series 2006-C25 Class A1A, 5.7094% 5/15/43 (d)	759,958	776,031
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	824,207	846,394
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	441,040	453,421
Class A3, 5.765% 7/15/45 (d)	751,855	767,116
Series 2007-C31 Class C, 5.6711% 4/15/47 (d)	59,000	57,303
Series 2007-C31A Class A2, 5.421% 4/15/47	66,401	66,465
Commercial Mortgage Securities - continued
	Principal Amount	Value
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	$ 1,310,000	$ 1,317,715
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3093% 11/15/29 (b)(d)	1,589,600	1,580,698
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $143,470,820)		142,013,894
Municipal Securities - 0.4%

Illinois Gen. Oblig.:
Series 2011:
4.961% 3/1/16	3,770,000	3,833,185
5.877% 3/1/19	1,575,000	1,720,436
Series 2013, 2.69% 12/1/17	500,000	498,155
TOTAL MUNICIPAL SECURITIES (Cost $6,056,431)		6,051,776
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 6% 1/17/17	2,000,000	2,105,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,348,984
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,409,954)		3,453,984
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,349)	426,000	425,279
Bank Notes - 2.4%

Bank of America NA:
1.25% 2/14/17	2,420,000	2,417,609
1.65% 3/26/18	1,924,000	1,914,407
1.75% 6/5/18	2,000,000	1,989,376
5.3% 3/15/17	250,000	262,808
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,312,064
Capital One Bank NA 2.25% 2/13/19	1,000,000	991,888
Capital One NA 1.65% 2/5/18	3,000,000	2,961,852
Discover Bank 3.1% 6/4/20	1,499,000	1,495,857
Bank Notes - continued
	Principal Amount	Value
Fifth Third Bank:
1.45% 2/28/18	$ 580,000	$ 573,137
2.875% 10/1/21	2,000,000	1,986,982
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,015,665
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,901,639
KeyBank NA:
1.65% 2/1/18	397,000	395,514
2.5% 12/15/19	3,783,000	3,787,857
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,104,057
Marshall & Ilsley Bank 5% 1/17/17	778,000	811,991
Regions Bank 7.5% 5/15/18	250,000	283,548
Regions Financial Corp. 2.25% 9/14/18	3,000,000	2,998,575
The Toronto Dominion Bank 2.125% 7/2/19	5,000,000	4,991,480
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,189,373
Union Bank NA 2.125% 6/16/17	700,000	705,298
Wachovia Bank NA 6% 11/15/17	570,000	622,715
TOTAL BANK NOTES (Cost $40,607,134)		40,713,692
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $16,462,751)	158,247	16,060,481
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.15% (a) (Cost $28,265,783)	28,265,783	28,265,783
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,720,967,165)		1,721,811,805
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,736,974
NET ASSETS - 100%		$ 1,730,548,779
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 29,002	$ (2,771)	$ -	$ (2,771)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,074,744 or 16.1% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,327.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,546
Fidelity Specialized High Income Central Fund	663,959
Total	$ 711,505
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 5,670,651	$ -	$ 16,060,481	2.1%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,180,834,592	$ -	$ 1,180,834,592	$ -
U.S. Government and Government Agency Obligations	88,541,608	-	88,541,608	-
U.S. Government Agency - Mortgage Securities	14,115,323	-	14,115,323	-
Asset-Backed Securities	162,111,927	-	161,931,216	180,711
Collateralized Mortgage Obligations	39,223,466	-	39,223,466	-
Commercial Mortgage Securities	142,013,894	-	142,013,517	377
Municipal Securities	6,051,776	-	6,051,776	-
Foreign Government and Government Agency Obligations	3,453,984	-	3,453,984	-
Supranational Obligations	425,279	-	425,279	-
Bank Notes	40,713,692	-	40,713,692	-
Fixed-Income Funds	16,060,481	16,060,481	-	-
Money Market Funds	28,265,783	28,265,783	-	-
Total Investments in Securities:	$ 1,721,811,805	$ 44,326,264	$ 1,677,304,453	$ 181,088
Derivative Instruments:
Liabilities
Swaps	$ (2,771)	$ -	$ (2,771)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,771)
Total Value of Derivatives	$ -	$ (2,771)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
United Kingdom	5.2%
Canada	3.0%
Japan	1.5%
France	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,676,238,631)	$ 1,677,485,541
Fidelity Central Funds (cost $44,728,534)	44,326,264
Total Investments (cost $1,720,967,165)		$ 1,721,811,805
Cash		3,114
Receivable for investments sold		22,300
Receivable for fund shares sold		5,023,509
Dividends receivable		2,429
Interest receivable		9,644,973
Distributions receivable from Fidelity Central Funds		1,806
Other receivables		12,947
Total assets		1,736,522,883

Liabilities
Payable for fund shares redeemed	$ 4,850,569
Distributions payable	228,881
Bi-lateral OTC swaps, at value	2,771
Accrued management fee	443,059
Distribution and service plan fees payable	171,770
Other affiliated payables	277,054
Total liabilities		5,974,104

Net Assets		$ 1,730,548,779
Net Assets consist of:
Paid in capital		$ 1,751,401,942
Undistributed net investment income		1,692,799
Accumulated undistributed net realized gain (loss) on investments		(23,387,831)
Net unrealized appreciation (depreciation) on investments		841,869
Net Assets		$ 1,730,548,779

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($304,039,692 ÷ 26,631,457 shares)	$ 11.42

Maximum offering price per share (100/97.25 of $11.42)	$ 11.74
Class T:
Net Asset Value and redemption price per share ($193,612,418 ÷ 16,949,159 shares)	$ 11.42

Maximum offering price per share (100/97.25 of $11.42)	$ 11.74
Class B:
Net Asset Value and offering price per share ($919,071 ÷ 80,601 shares)A	$ 11.40

Class C:
Net Asset Value and offering price per share ($81,929,448 ÷ 7,192,780 shares)A	$ 11.39

Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($758,240,052 ÷ 66,247,750 shares)	$ 11.45

Class I:
Net Asset Value, offering price and redemption price per share ($391,808,098 ÷ 34,225,532 shares)	$ 11.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015
Investment Income
Interest		$ 29,015,830
Income from Fidelity Central Funds		711,505
Total income		29,727,335

Expenses
Management fee	$ 4,109,478
Transfer agent fees	1,843,094
Distribution and service plan fees	1,935,405
Fund wide operations fee	518,975
Independent trustees' compensation	5,202
Miscellaneous	1,701
Total expenses before reductions	8,413,855
Expense reductions	(275)	8,413,580
Net investment income (loss)		21,313,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,046,045
Swaps	2,277
Total net realized gain (loss)		2,048,322
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,803,704)
Swaps	28,454
Total change in net unrealized appreciation (depreciation)		(16,775,250)
Net gain (loss)		(14,726,928)
Net increase (decrease) in net assets resulting from operations		$ 6,586,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,313,755	$ 11,109,882
Net realized gain (loss)	2,048,322	2,598,311
Change in net unrealized appreciation (depreciation)	(16,775,250)	4,301,418
Net increase (decrease) in net assets resulting from operations	6,586,827	18,009,611
Distributions to shareholders from net investment income	(19,985,756)	(9,623,279)
Share transactions - net increase (decrease)	941,601,529	286,934,566
Total increase (decrease) in net assets	928,202,600	295,320,898

Net Assets
Beginning of period	802,346,179	507,025,281
End of period (including undistributed net investment income of $1,692,799 and undistributed net investment income of $1,783,383, respectively)	$ 1,730,548,779	$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Income from Investment Operations
Net investment income (loss) C	.170	.232	.243	.289	.344
Net realized and unrealized gain (loss)	(.111)	.160	(.384)	.215	.163
Total from investment operations	.059	.392	(.141)	.504	.507
Distributions from net investment income	(.159)	(.202)	(.219)	(.264)	(.322)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.159)	(.202)	(.219)	(.264)	(.337)
Net asset value, end of period	$ 11.42	$ 11.52	$ 11.33	$ 11.69	$ 11.45
Total ReturnA, B	.51%	3.48%	(1.24)%	4.46%	4.59%
Ratios to Average Net AssetsD, F
Expenses before reductions	.76%	.79%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.76%	.79%	.82%	.83%	.83%
Expenses net of all reductions	.76%	.79%	.82%	.83%	.83%
Net investment income (loss)	1.48%	2.02%	2.09%	2.52%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,040	$ 215,800	$ 155,980	$ 192,761	$ 187,442
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.170	.234	.246	.292	.348
Net realized and unrealized gain (loss)	(.121)	.161	(.384)	.225	.153
Total from investment operations	.049	.395	(.138)	.517	.501
Distributions from net investment income	(.159)	(.205)	(.222)	(.267)	(.326)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.159)	(.205)	(.222)	(.267)	(.341)
Net asset value, end of period	$ 11.42	$ 11.53	$ 11.34	$ 11.70	$ 11.45
Total ReturnA, B	.42%	3.50%	(1.21)%	4.57%	4.53%
Ratios to Average Net AssetsD, F
Expenses before reductions	.76%	.77%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.76%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.76%	.77%	.80%	.80%	.80%
Net investment income (loss)	1.48%	2.04%	2.11%	2.54%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,612	$ 198,510	$ 210,150	$ 265,426	$ 274,215
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.090	.149	.159	.206	.264
Net realized and unrealized gain (loss)	(.122)	.161	(.384)	.225	.154
Total from investment operations	(.032)	.310	(.225)	.431	.418
Distributions from net investment income	(.078)	(.120)	(.135)	(.181)	(.243)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.078)	(.120)	(.135)	(.181)	(.258)
Net asset value, end of period	$ 11.40	$ 11.51	$ 11.32	$ 11.68	$ 11.43
Total ReturnA, B	(.28)%	2.75%	(1.95)%	3.81%	3.77%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.46%	1.51%	1.55%	1.55%	1.55%
Net investment income (loss)	.78%	1.30%	1.36%	1.79%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 1,507	$ 2,956	$ 5,209	$ 7,018
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.081	.143	.155	.204	.262
Net realized and unrealized gain (loss)	(.121)	.162	(.384)	.225	.154
Total from investment operations	(.040)	.305	(.229)	.429	.416
Distributions from net investment income	(.070)	(.115)	(.131)	(.179)	(.241)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.070)	(.115)	(.131)	(.179)	(.256)
Net asset value, end of period	$ 11.39	$ 11.50	$ 11.31	$ 11.67	$ 11.42
Total ReturnA, B	(.35)%	2.70%	(1.98)%	3.79%	3.76%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of fee waivers, if any	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of all reductions	1.54%	1.56%	1.58%	1.57%	1.56%
Net investment income (loss)	.71%	1.25%	1.34%	1.78%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,929	$ 64,333	$ 53,096	$ 65,425	$ 63,435
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Limited Term Bond Fund

Years ended August 31,	2015	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.205	.209
Net realized and unrealized gain (loss)	(.110)	.038
Total from investment operations	.095	.247
Distributions from net investment income	(.195)	(.197)
Net asset value, end of period	$ 11.45	$ 11.55
Total ReturnB, C	.83%	2.17%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%	.46%A
Expenses net of fee waivers, if any	.45%	.46%A
Expenses net of all reductions	.45%	.46%A
Net investment income (loss)	1.79%	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 758,240	$ 147,629
Portfolio turnover rateF	44%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Income from Investment Operations
Net investment income (loss) B	.200	.262	.273	.319	.373
Net realized and unrealized gain (loss)	(.111)	.161	(.385)	.213	.163
Total from investment operations	.089	.423	(.112)	.532	.536
Distributions from net investment income	(.189)	(.233)	(.248)	(.292)	(.351)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.189)	(.233)	(.248)	(.292)	(.366)
Net asset value, end of period	$ 11.45	$ 11.55	$ 11.36	$ 11.72	$ 11.48
Total ReturnA	.78%	3.74%	(.99)%	4.71%	4.85%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.53%	.57%	.58%	.58%
Expenses net of fee waivers, if any	.50%	.53%	.57%	.58%	.58%
Expenses net of all reductions	.50%	.53%	.57%	.58%	.58%
Net investment income (loss)	1.74%	2.28%	2.34%	2.77%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,808	$ 174,568	$ 84,843	$ 101,234	$ 89,583
Portfolio turnover rateD	44%	94%	112%	129%	108%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing theFund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,442,834
Gross unrealized depreciation	(13,428,925)
Net unrealized appreciation (depreciation) on securities	$ (986,091)

Tax cost	$ 1,722,797,896

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (18,769,280)
Net unrealized appreciation (depreciation) on securities and other investments	$ (988,862)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (9,328)
2018	(18,759,952)
Total capital loss carryforward	$ (18,769,280)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 19,985,756	$ 9,623,279

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 2,277	$ 28,454

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,023,068,293 and $111,271,032, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 675,894	$ 24,462
Class T	-%	.25%	498,534	3,723
Class B	.65%	.25%	12,131	8,790
Class C	.75%	.25%	748,846	227,694
			$ 1,935,405	$ 264,669

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,170
Class T	8,013
Class B*	1,363
Class C*	26,310
$ 88,856

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 439,033.16
Class T	324,461.16
Class B	2,855.21
Class C	138,769.19
Fidelity Limited Term Bond Fund	456,943.10
Class I	481,033.15
	$ 1,843,094

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,666 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $37,016.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $275.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014 A
From net investment income
Class A	$ 3,729,622	$ 2,893,531
Class T	2,760,770	3,556,428
Class B	9,214	22,695
Class C	455,450	536,307
Fidelity Limited Term Bond Fund	7,753,652	607,551
Class I	5,277,048	2,006,767
Total	$ 19,985,756	$ 9,623,279

A Distributions for Fidelity Limited Term Bond are for the period November 1,2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014A	2015	2014A
Class A
Shares sold	22,883,010	10,847,566	$ 262,802,297	$ 124,869,215
Reinvestment of distributions	302,206	208,500	3,471,902	2,397,934
Shares redeemed	(15,281,488)	(6,091,458)	(175,517,852)	(70,009,216)
Net increase (decrease)	7,903,728	4,964,608	$ 90,756,347	$ 57,257,933
Class T
Shares sold	4,726,276	3,899,081	$ 54,308,583	$ 44,828,669
Reinvestment of distributions	225,689	297,112	2,594,606	3,417,898
Shares redeemed	(5,219,634)	(5,511,248)	(59,996,049)	(63,287,515)
Net increase (decrease)	(267,669)	(1,315,055)	$ (3,092,860)	$ (15,040,948)
Class B
Shares sold	45,219	52,940	$ 518,562	$ 608,151
Reinvestment of distributions	769	1,811	8,827	20,790
Shares redeemed	(96,326)	(184,922)	(1,103,458)	(2,120,277)
Net increase (decrease)	(50,338)	(130,171)	$ (576,069)	$ (1,491,336)
Class C
Shares sold	3,762,661	2,287,309	$ 43,110,911	$ 26,267,736
Reinvestment of distributions	34,649	39,613	397,236	454,467
Shares redeemed	(2,200,235)	(1,426,708)	(25,199,324)	(16,339,367)
Net increase (decrease)	1,597,075	900,214	$ 18,308,823	$ 10,382,836
Fidelity Limited Term Bond Fund
Shares sold	73,683,363	13,984,352	$ 848,661,103	$ 161,443,242
Reinvestment of distributions	626,332	48,197	7,211,684	556,543
Shares redeemed	(20,841,425)	(1,253,069)	(239,689,901)	(14,462,847)
Net increase (decrease)	53,468,270	12,779,480	$ 616,182,886	$ 147,536,938
Class I
Shares sold	31,060,194	10,857,590	$ 357,596,586	$ 125,345,047
Reinvestment of distributions	376,794	150,661	4,341,226	1,737,480
Shares redeemed	(12,319,776)	(3,366,294)	(141,915,410)	(38,793,384)
Net increase (decrease)	19,117,212	7,641,957	$ 220,022,402	$ 88,289,143

A Share transactions for Fidelity Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Limited Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Limited Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 4.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,906,679 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BTL-UANN-1015
1.9584914.101
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Class A, Class T, Class B,
and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	-2.25%	1.77%	3.24%
Class T (incl. 2.75% sales charge)	-2.34%	1.77%	3.24%
Class B (incl. contingent deferred sales charge) A	-3.25%	1.75%	3.23%
Class C (incl. contingent deferred sales charge) B	-1.34%	1.56%	2.74%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Prior to October 30, 2013, Fidelity Advisor® Limited Term Bond Fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Class A on August 31, 2005, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-5 Year Government/Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Rob Galusza: For the year, the fund slightly lagged (on both a net asset value and market price basis) the 1.27% return of the benchmark Barclays® U.S. 1-5 Year Government/Credit Bond Index. Versus the benchmark, we were hurt by wider spreads - or yields relative to U.S. Treasury investments - in the corporate bond market, as well as a high level of corporate bond issuance. We did, however, have good corporate bond picks. Underweighting Treasury investments hampered the fund's relative return, as they benefited in a more-volatile environment later in the period. In general, longer-dated bonds hurt relative fund performance more than short-term debt. Conversely, helpful security selection among corporate bonds, as well as an overweighting in asset-backed securities, aided performance. Certain segments within industrial credit also did well, as did debt securities with exposure to financially stronger U.S. consumers. Overall, we tried to stay focused on what we considered stable sources of returns that we thought could repeatedly add value. At period end, the fund focused on what I considered "go to" areas, including bonds backed by banking, insurance and tobacco companies, and also had reduced exposure to Treasury and agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.75%
Actual		$ 1,000.00	$ 999.90	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.76%
Actual		$ 1,000.00	$ 999.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.46%
Actual		$ 1,000.00	$ 995.50	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.52%
Actual		$ 1,000.00	$ 995.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Limited Term Bond Fund	.45%
Actual		$ 1,000.00	$ 1,001.50	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 1,001.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 7.9%	U.S. Government and U.S. Government Agency Obligations 15.7%
AAA 16.1%	AAA 14.2%
AA 4.3%	AA 5.7%
A 27.8%	A 22.8%
BBB 37.0%	BBB 36.4%
BB and Below 4.7%	BB and Below 3.2%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	2.9	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	2.7	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015**
	Corporate Bonds 68.9%		Corporate Bonds 66.0%
	U.S. Government and U.S. Government Agency Obligations 7.9%		U.S. Government and U.S. Government Agency Obligations 15.7%
	Asset-Backed Securities 9.4%		Asset-Backed Securities 8.6%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.1%
	Municipal Bonds 0.4%		Municipal Bonds 0.2%
	Other Investments 2.8%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	15.6%	** Foreign investments	15.6%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
Percentages shown as 0.0% may reflect amounts less than 0.05%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 2.3%
American Honda Finance Corp.:
1.2% 7/14/17	$ 5,000,000	$ 4,982,025
2.125% 10/10/18	500,000	502,643
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	1,220,000	1,221,752
1.375% 8/1/17 (b)	2,000,000	1,984,910
1.45% 8/1/16 (b)	1,461,000	1,465,084
1.65% 5/18/18 (b)	3,000,000	2,969,922
2.25% 3/2/20 (b)	3,020,000	2,946,258
2.375% 8/1/18 (b)	1,000,000	1,006,057
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,964,282
3% 9/25/17	3,000,000	3,014,253
3.15% 1/15/20	5,000,000	4,936,895
3.2% 7/13/20	5,000,000	4,933,220
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,000,000	996,783
2.4% 5/22/20 (b)	3,098,000	3,070,437
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	620,682
2.125% 11/20/18 (b)	1,500,000	1,501,682
2.375% 3/22/17 (b)	600,000	609,180
		39,726,065
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,148,635
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 2.2% 5/26/20	5,000,000	4,933,345
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,016,240
4% 2/15/20	3,000,000	3,015,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,040,000
		7,071,240
Media - 4.1%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	856,361
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	2,997,003
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	$ 6,000,000	$ 5,981,280
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,402,251
5.7% 5/15/18	42,000	46,413
6.3% 11/15/17	6,000,000	6,612,702
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,395,444
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,717,680
5.875% 10/1/19	5,034,000	5,629,839
Discovery Communications LLC 5.05% 6/1/20	322,000	349,088
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	2,975,823
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,762
1.65% 9/29/17	5,050,000	5,042,026
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,299,812
6.75% 7/1/18	1,141,000	1,264,023
8.25% 4/1/19	500,000	584,024
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,972,756
6.875% 6/15/18	5,095,000	5,762,226
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,832,438
3.5% 4/1/17	455,000	464,272
6.125% 10/5/17	3,179,000	3,432,522
Walt Disney Co. 1.85% 5/30/19	6,000,000	5,996,214
		70,891,959
TOTAL CONSUMER DISCRETIONARY		123,771,244
CONSUMER STAPLES - 5.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,509,150
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,013,520
Heineken NV 1.4% 10/1/17 (b)	321,000	319,881
PepsiCo, Inc. 7.9% 11/1/18	815,000	963,976
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	$ 2,310,000	$ 2,316,671
2.45% 1/15/17 (b)	1,280,000	1,297,870
		11,421,068
Food & Staples Retailing - 1.2%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,553,503
2.25% 12/5/18	8,376,000	8,452,883
2.25% 8/12/19	5,000,000	5,023,605
2.8% 7/20/20	1,496,000	1,511,168
Kroger Co. 0.8185% 10/17/16 (d)	5,000,000	4,998,635
		21,539,794
Food Products - 2.0%
Cargill, Inc. 6% 11/27/17 (b)	106,000	115,732
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,206,213
General Mills, Inc.:
1.4% 10/20/17	3,000,000	2,990,133
2.2% 10/21/19	2,000,000	1,992,506
5.7% 2/15/17	5,000,000	5,308,690
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	616,143
5.375% 2/10/20	5,000,000	5,532,255
The J.M. Smucker Co.:
1.75% 3/15/18 (b)	5,874,000	5,866,029
2.5% 3/15/20 (b)	1,964,000	1,953,294
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,984,502
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	430,527
		33,996,024
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,992,810
BAT International Finance PLC:
1.85% 6/15/18 (b)	5,000,000	4,996,125
2.75% 6/15/20 (b)	3,160,000	3,203,444
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)	866,000	861,945
2.95% 7/21/20 (b)	3,000,000	2,978,196
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,902,785
1.875% 1/15/19	2,641,000	2,635,359
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
1.05% 10/30/15	$ 707,000	$ 707,285
2.3% 6/12/18	5,704,000	5,738,646
3.25% 6/12/20	2,159,000	2,186,156
4% 6/12/22	1,077,000	1,105,710
6.75% 6/15/17	513,000	554,999
		32,863,460
TOTAL CONSUMER STAPLES		99,820,346
ENERGY - 5.8%
Energy Equipment & Services - 0.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,547,611
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	852,498
Nabors Industries, Inc. 2.35% 9/15/16	257,000	255,206
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	614,921
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	1,957,896
4% 3/16/18	102,000	100,721
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	991,016
Transocean, Inc. 3% 10/15/17 (d)	3,500,000	3,220,000
		14,539,869
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	46,955
6.375% 9/15/17	555,000	600,472
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	629,329
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,941,420
2.248% 11/1/16	620,000	627,496
2.521% 1/15/20	4,688,000	4,724,730
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	409,218
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	324,442
Chevron Corp. 1.961% 3/3/20	4,000,000	3,955,576
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	2,107,000	2,101,309
3.3% 6/1/20 (b)	1,439,000	1,435,512
ConocoPhillips Co.:
1.5% 5/15/18	3,000,000	2,984,004
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Co.: - continued
2.2% 5/15/20	$ 961,000	$ 952,863
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	275,889
2.7% 4/1/19	821,000	721,866
Devon Energy Corp.:
0.7359% 12/15/15 (d)	1,500,000	1,497,696
2.25% 12/15/18	3,484,000	3,474,760
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	212,254
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,278
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	163,611
Enbridge, Inc. 0.7338% 6/2/17 (d)	2,613,000	2,584,631
Encana Corp. 6.5% 5/15/19	5,000,000	5,470,700
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	772,890
Enterprise Products Operating LP:
1.65% 5/7/18	631,000	625,851
2.55% 10/15/19	178,000	177,191
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	20,721
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,695,124
Kinder Morgan, Inc.:
2% 12/1/17	393,000	389,133
3.05% 12/1/19	3,758,000	3,695,816
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	885,619
Petro-Canada 6.05% 5/15/18	3,326,000	3,665,442
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,353,350
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	2,943,750
Petroleos Mexicanos:
3.125% 1/23/19	77,000	76,808
3.5% 7/18/18	5,000,000	5,095,000
3.5% 7/23/20 (b)	1,355,000	1,341,829
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,287,551
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,907,774
3.95% 9/15/15	375,000	375,472
5.75% 1/15/20	962,000	1,047,929
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	992,126
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,270,774
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,468,438
4.05% 1/23/20	864,000	855,446
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 28,000	$ 30,086
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	90,940
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,043,878
Total Capital International SA 2.125% 1/10/19	2,000,000	2,015,498
TransCanada PipeLines Ltd.:
1.076% 1/12/18 (d)	2,500,000	2,502,693
1.875% 1/12/18	3,000,000	3,009,378
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	406,800
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,252,448
5.375% 6/1/21	600,000	635,669
		86,088,435
TOTAL ENERGY		100,628,304
FINANCIALS - 33.3%
Banks - 16.1%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	4,000,000	4,044,152
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	565,509
2.25% 6/13/19	2,000,000	2,007,680
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	518,700
4% 4/14/19 (b)	2,575,000	2,459,125
6.369% 6/16/18 (b)	962,000	982,443
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,420,388
2% 1/11/18	9,200,000	9,198,197
2.25% 4/21/20	6,000,000	5,889,144
2.6% 1/15/19	7,495,000	7,546,933
2.65% 4/1/19	7,100,000	7,158,398
5.75% 12/1/17	1,150,000	1,244,022
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,000,062
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	585,899
2.3% 3/5/20 (b)	3,000,000	2,966,616
2.35% 9/8/19 (b)	3,050,000	3,031,935
2.7% 9/9/18 (b)	500,000	506,381
Barclays Bank PLC 5% 9/22/16	2,500,000	2,598,043
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays PLC:
2% 3/16/18	$ 5,000,000	$ 4,970,995
2.75% 11/8/19	2,831,000	2,822,281
2.875% 6/8/20	3,000,000	2,990,010
BNP Paribas 2.375% 9/14/17	6,000,000	6,071,604
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,982,969
BPCE SA:
1.625% 2/10/17	450,000	451,619
2.5% 7/15/19	2,000,000	2,017,516
Capital One Bank NA 1.3% 6/5/17	1,000,000	990,502
Capital One NA:
2.35% 8/17/18	500,000	498,542
2.4% 9/5/19	2,000,000	1,971,744
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,090,000
Citigroup, Inc.:
0.5512% 6/9/16 (d)	3,000,000	2,986,260
1.3% 11/15/16	767,000	766,275
1.55% 8/14/17	2,000,000	1,993,458
1.7% 4/27/18	1,500,000	1,486,682
1.75% 5/1/18	2,870,000	2,847,732
1.85% 11/24/17	3,000,000	2,998,377
2.15% 7/30/18	2,000,000	1,998,230
2.4% 2/18/20	4,000,000	3,958,656
2.5% 9/26/18	1,500,000	1,514,100
2.5% 7/29/19	2,000,000	1,998,004
2.55% 4/8/19	3,000,000	3,014,589
4.4% 6/10/25	2,604,000	2,617,806
Citizens Bank NA 2.45% 12/4/19	3,000,000	2,962,737
Comerica, Inc. 2.125% 5/23/19	345,000	342,055
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	753,307
2.3% 9/6/19	2,000,000	2,002,784
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	1,987,806
Credit Agricole SA 2.75% 6/10/20 (b)	8,000,000	8,068,208
Credit Suisse AG 6% 2/15/18	3,680,000	4,004,576
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,994,288
2.3% 5/28/19	5,750,000	5,749,925
3% 10/29/21	1,500,000	1,491,888
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Discover Bank:
2% 2/21/18	$ 5,920,000	$ 5,862,511
2.6% 11/13/18	2,000,000	2,002,282
Fifth Third Bancorp:
2.3% 3/1/19	279,000	278,932
2.875% 7/27/20	3,200,000	3,200,054
4.5% 6/1/18	3,024,000	3,212,549
5.45% 1/15/17	291,000	305,448
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,002,954
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	688,876
HBOS PLC 6.75% 5/21/18 (b)	509,000	561,600
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,557,756
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	2,983,503
2.625% 9/24/18	262,000	266,178
Huntington Bancshares, Inc. 7% 12/15/20	180,000	214,197
Huntington National Bank 2.2% 4/1/19	1,000,000	996,291
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	3,000,000	2,991,978
Intesa Sanpaolo SpA 2.375% 1/13/17	7,750,000	7,766,934
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,498,678
1.625% 5/15/18	4,500,000	4,456,877
2% 8/15/17	4,500,000	4,529,664
2.2% 10/22/19	10,058,000	9,972,326
2.25% 1/23/20	3,000,000	2,960,901
2.35% 1/28/19	1,942,000	1,948,702
2.75% 6/23/20	3,000,000	3,008,436
KeyCorp. 2.3% 12/13/18	2,000,000	2,010,508
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	4,013,656
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,984,151
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,960,924
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,930,729
1.8% 3/26/18 (b)	1,500,000	1,495,865
2.45% 4/16/19 (b)	1,400,000	1,405,268
2.65% 9/25/19 (b)	2,000,000	2,017,150
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,230,514
MUFG Union Bank NA 1.5% 9/26/16	335,000	335,982
Nordea Bank AB 2.375% 4/4/19 (b)	1,000,000	1,011,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
PNC Bank NA:
1.5% 2/23/18	$ 2,100,000	$ 2,082,883
2.4% 10/18/19	3,000,000	3,017,196
Regions Financial Corp. 2% 5/15/18	5,330,000	5,301,341
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,708,872
Royal Bank of Scotland Group PLC 1.2218% 3/31/17 (d)	8,715,000	8,711,610
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,846
2.25% 7/11/19	3,500,000	3,487,369
2.45% 1/10/19	590,000	592,951
2.45% 1/16/20	3,000,000	3,002,247
2.65% 7/23/20	3,000,000	3,016,311
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	928,379
2.5% 5/1/19	550,000	552,956
3.5% 1/20/17	1,378,000	1,412,608
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,998,184
The Toronto Dominion Bank:
2.25% 11/5/19	2,000,000	2,006,056
2.625% 9/10/18	1,200,000	1,226,179
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,295,770
2.15% 1/15/19	5,500,000	5,511,209
2.6% 7/22/20	3,000,000	3,003,192
		279,579,741
Capital Markets - 4.9%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	996,261
2.5% 2/13/19	2,250,000	2,261,021
Goldman Sachs Group, Inc.:
1.0859% 12/15/17 (d)	3,000,000	3,007,341
2.375% 1/22/18	8,850,000	8,937,243
2.625% 1/31/19	13,000,000	13,131,339
5.95% 1/18/18	1,693,000	1,846,999
6.15% 4/1/18	402,000	443,001
Lazard Group LLC:
4.25% 11/14/20	250,000	262,902
6.85% 6/15/17	125,000	135,297
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,995,626
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 40,000	$ 43,436
6.875% 4/25/18	726,000	813,861
Morgan Stanley:
1.875% 1/5/18	2,000,000	1,999,942
2.125% 4/25/18	3,580,000	3,592,580
2.375% 7/23/19	9,660,000	9,651,915
2.5% 1/24/19	1,750,000	1,765,507
2.65% 1/27/20	11,000,000	11,005,247
4.75% 3/22/17	2,000,000	2,098,282
4.875% 11/1/22	2,000,000	2,115,996
5.5% 1/26/20	2,000,000	2,225,478
5.625% 9/23/19	112,000	124,495
5.95% 12/28/17	383,000	417,385
7.3% 5/13/19	603,000	705,941
UBS AG Stamford Branch:
0.9808% 3/26/18 (d)	3,000,000	2,998,368
1.375% 6/1/17	5,675,000	5,648,044
1.375% 8/14/17	6,700,000	6,677,823
		84,901,330
Consumer Finance - 5.7%
Ally Financial, Inc. 3.25% 2/13/18	3,000,000	2,985,000
American Express Co. 1.55% 5/22/18	3,000,000	2,974,521
American Express Credit Corp. 2.125% 3/18/19	5,520,000	5,499,085
American Honda Finance Corp. 1.5% 9/11/17 (b)	620,000	620,082
Capital One Financial Corp.:
2.45% 4/24/19	5,450,000	5,397,331
3.15% 7/15/16	1,605,000	1,632,072
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,155,801
Discover Financial Services 6.45% 6/12/17	3,381,000	3,656,792
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,990,858
1.684% 9/8/17	1,000,000	993,439
2.145% 1/9/18	2,500,000	2,490,195
2.24% 6/15/18	6,000,000	5,968,728
2.597% 11/4/19	5,000,000	4,928,050
2.875% 10/1/18	2,500,000	2,519,273
3% 6/12/17	4,500,000	4,577,346
3.157% 8/4/20	3,000,000	3,000,861
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1.6% 11/20/17	$ 1,860,000	$ 1,857,675
1.625% 4/2/18	3,370,000	3,365,855
2.2% 1/9/20	9,000,000	8,981,262
2.3% 1/14/19	3,000,000	3,031,002
6.375% 11/15/67 (d)	1,275,000	1,361,063
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	630,575
1.625% 10/2/15 (b)	246,000	246,015
2% 3/19/18 (b)	1,891,000	1,880,738
2.125% 10/2/17 (b)	2,437,000	2,443,960
2.55% 2/6/19 (b)	4,759,000	4,742,600
2.6% 3/19/20 (b)	2,000,000	1,980,058
2.875% 8/9/18 (b)	2,606,000	2,658,555
John Deere Capital Corp. 1.6% 7/13/18	590,000	588,667
Synchrony Financial:
1.875% 8/15/17	173,000	172,264
2.7% 2/3/20	2,500,000	2,454,230
3% 8/15/19	3,000,000	3,004,644
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	4,980,235
2% 10/24/18	2,500,000	2,506,520
		99,275,352
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	1,997,014
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	624,063
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,154,435
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	352,801
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	1,049,000	1,054,442
Moody's Corp. 2.75% 7/15/19	8,000,000	8,096,672
		13,279,427
Insurance - 3.0%
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,001,686
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,511,676
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,288,194
5.85% 1/16/18	1,910,000	2,086,455
Aon Corp.:
3.125% 5/27/16	2,000,000	2,032,010
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 1,507,000	$ 1,659,065
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,019,360
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	264,180
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,995
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,599,000	6,073,750
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	497,470
2.35% 3/6/20	5,000,000	4,993,835
2.55% 10/15/18	517,000	524,868
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,012,014
MetLife, Inc.:
1.756% 12/15/17 (d)	269,000	270,331
1.903% 12/15/17 (d)	180,000	180,875
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	1,500,000	1,501,397
1.5% 1/10/18 (b)	4,431,000	4,407,285
2% 4/14/20 (b)	3,000,000	2,969,124
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,776,637
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,005,008
1.6% 5/29/18 (b)	967,000	959,200
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,212,289
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	914,361
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	281,651
Unum Group:
5.625% 9/15/20	1,019,000	1,140,232
7.125% 9/30/16	704,000	745,275
		52,347,223
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	196,041
Boston Properties, Inc. 5.875% 10/15/19	446,000	503,542
DDR Corp.:
4.75% 4/15/18	1,634,000	1,727,011
7.5% 4/1/17	389,000	421,453
Duke Realty LP:
5.95% 2/15/17	354,000	376,064
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.75% 3/15/20	$ 35,000	$ 40,546
8.25% 8/15/19	7,000	8,454
Equity One, Inc.:
6% 9/15/17	509,000	549,328
6.25% 1/15/17	74,000	78,329
ERP Operating LP:
2.375% 7/1/19	391,000	391,646
3.375% 6/1/25	3,000,000	2,918,388
5.75% 6/15/17	1,003,000	1,075,406
Federal Realty Investment Trust 5.9% 4/1/20	5,000	5,688
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,059,532
HCP, Inc. 3.75% 2/1/16	272,000	275,011
Health Care Property Investors, Inc. 6% 1/30/17	750,000	793,298
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	250,339
4.7% 9/15/17	2,436,000	2,569,444
HRPT Properties Trust:
6.25% 6/15/17	186,000	195,007
6.65% 1/15/18	95,000	102,097
Select Income REIT 2.85% 2/1/18	597,000	598,928
Simon Property Group LP 2.2% 2/1/19	462,000	465,853
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	453,761
		17,055,166
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,289,942
3.85% 4/15/16	1,379,000	1,396,870
4.25% 7/15/22	277,000	282,469
6.125% 4/15/20	6,000	6,754
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	54,160
5.7% 5/1/17	369,000	390,174
6% 4/1/16	2,124,000	2,177,208
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,158,088
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,127,279
5.5% 12/15/16	2,260,000	2,365,214
6.625% 10/1/17	1,082,000	1,184,476
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 439,000	$ 440,371
4.5% 4/18/22	185,000	184,386
7.75% 8/15/19	1,064,000	1,225,320
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	470,716
5.7% 4/15/17 (b)	405,000	423,815
Reckson Operating Partnership LP 6% 3/31/16	152,000	155,797
Regency Centers LP 5.875% 6/15/17	244,000	261,937
Tanger Properties LP 6.125% 6/1/20	606,000	688,939
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,867,633
1.55% 9/26/16	346,000	346,630
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,747,983
4% 4/30/19	6,000,000	6,274,194
Washington Prime Group LP 3.85% 4/1/20 (b)	2,090,000	2,119,863
		30,640,218
TOTAL FINANCIALS		577,078,457
HEALTH CARE - 3.6%
Biotechnology - 0.9%
Amgen, Inc.:
0.7091% 5/22/17 (d)	3,000,000	2,993,208
1.25% 5/22/17	1,500,000	1,495,890
2.125% 5/1/20	1,618,000	1,577,490
2.2% 5/22/19	4,290,000	4,256,006
5.85% 6/1/17	446,000	478,800
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,549,271
2.875% 8/15/20	3,000,000	3,013,857
		15,364,522
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,484,958
2.675% 12/15/19	329,000	328,981
Medtronic, Inc.:
1.5% 3/15/18 (b)	1,770,000	1,764,982
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.: - continued
2.5% 3/15/20 (b)	$ 2,200,000	$ 2,214,452
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,687,463
		8,480,836
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	461,230
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	280,620
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,492,308
2.25% 6/15/19	1,000,000	989,149
Express Scripts, Inc. 3.125% 5/15/16	555,000	562,628
McKesson Corp. 2.284% 3/15/19	686,000	686,967
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,108,691
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,122,818
1.9% 7/16/18	3,000,000	3,007,767
2.7% 7/15/20	1,361,000	1,378,218
2.875% 12/15/21	2,000,000	2,003,540
WellPoint, Inc.:
1.875% 1/15/18	326,000	324,378
2.25% 8/15/19	2,950,000	2,899,216
		17,317,530
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,237
2.4% 2/1/19	3,086,000	3,078,739
		3,213,976
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,061,089
1.8% 5/14/18	3,972,000	3,944,490
2.5% 5/14/20	2,349,000	2,321,275
Actavis Funding SCS:
2.35% 3/12/18	3,000,000	2,997,399
2.45% 6/15/19	352,000	349,017
3% 3/12/20	1,157,000	1,151,633
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,867,831
2.375% 10/8/19 (b)	1,481,000	1,487,241
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. 1.35% 11/29/16	$ 160,000	$ 158,569
Perrigo Co. PLC 1.3% 11/8/16	200,000	198,784
Perrigo Finance PLC 3.5% 12/15/21	263,000	256,560
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,197
Zoetis, Inc. 1.875% 2/1/18	1,616,000	1,605,672
		17,608,757
TOTAL HEALTH CARE		61,985,621
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,646,536
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,577	135,196
6.795% 2/2/20	5,668	5,952
6.9% 7/2/19	53,325	55,623
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	190,145	201,553
8.36% 1/20/19	116,590	124,897
		523,221
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	481,536
Roper Industries, Inc. 2.05% 10/1/18	840,000	834,141
		1,315,677
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,694
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	414,000	409,860
2.625% 9/4/18	1,628,000	1,623,852
3.75% 2/1/22	1,228,000	1,227,176
3.875% 4/1/21	500,000	505,000
4.75% 3/1/20	605,000	640,562
		4,406,450
TOTAL INDUSTRIALS		10,152,578
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.65% 6/15/18	$ 3,000,000	$ 2,998,530
2.125% 3/1/19	1,500,000	1,510,944
2.45% 6/15/20	3,000,000	3,027,630
		7,537,104
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,424,516
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	2,999,217
2.375% 12/17/18	99,000	99,488
6.55% 10/1/17	4,476,000	4,911,649
		9,434,870
IT Services - 0.5%
MasterCard, Inc. 2% 4/1/19	289,000	290,480
The Western Union Co.:
2.875% 12/10/17	773,000	787,897
3.65% 8/22/18	3,111,000	3,233,536
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,593,063
2.95% 3/15/17	1,057,000	1,073,399
		7,978,375
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,558,723
2.5% 5/15/22	5,000,000	4,863,110
		6,421,833
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	1,730,000	1,711,242
2.85% 5/6/21	850,000	864,633
		2,575,875
TOTAL INFORMATION TECHNOLOGY		33,948,057
MATERIALS - 1.6%
Chemicals - 0.8%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,316,495
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	$ 5,340,000	$ 5,310,657
Ecolab, Inc.:
1.45% 12/8/17	335,000	331,019
1.55% 1/12/18	2,500,000	2,475,633
Monsanto Co. 2.125% 7/15/19	3,000,000	2,975,343
Sherwin-Williams Co. 1.35% 12/15/17	620,000	616,224
		13,025,371
Metals & Mining - 0.8%
Anglo American Capital PLC:
1.2388% 4/15/16 (b)(d)	1,624,000	1,623,911
3.625% 5/14/20 (b)	1,513,000	1,438,553
4.125% 4/15/21 (b)	620,000	577,799
9.375% 4/8/19 (b)	630,000	734,167
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	633,944
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	623,100
2.375% 3/15/18	4,000,000	3,638,000
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,424,767
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,501,250
Vale Overseas Ltd. 6.25% 1/23/17	403,000	418,584
		14,614,075
TOTAL MATERIALS		27,639,446
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,603,052
2.375% 11/27/18	10,000,000	10,055,440
2.45% 6/30/20	1,563,000	1,548,248
BellSouth Corp. 4.821% 4/26/16 (b)(d)	3,000,000	3,071,046
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	997,285
1.625% 6/28/16	4,314,000	4,332,300
2.35% 2/14/19	4,296,000	4,280,320
CenturyLink, Inc. 6.15% 9/15/19	592,000	620,120
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	934,529
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV: - continued
5.75% 3/23/16	$ 2,000,000	$ 2,052,324
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	613,497
1.35% 6/9/17	750,000	747,552
2% 11/1/16	1,279,000	1,288,650
2.5% 9/15/16	1,044,000	1,058,896
2.625% 2/21/20	2,913,000	2,914,241
3.65% 9/14/18	6,000,000	6,289,572
4.5% 9/15/20	3,000,000	3,226,740
6.1% 4/15/18	3,425,000	3,771,247
		49,405,059
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,673,783
Vodafone Group PLC:
0.7179% 2/19/16 (d)	5,000,000	4,993,780
1.5% 2/19/18	2,625,000	2,588,696
1.625% 3/20/17	5,400,000	5,394,541
5.45% 6/10/19	2,000,000	2,189,996
		17,840,796
TOTAL TELECOMMUNICATION SERVICES		67,245,855
UTILITIES - 4.5%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	519,000	564,190
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	824,330
Commonwealth Edison Co. 2.15% 1/15/19	188,000	188,645
Duke Energy Corp.:
0.6636% 4/3/17 (d)	894,000	891,817
1.625% 8/15/17	3,304,000	3,311,996
2.1% 6/15/18	5,395,000	5,479,496
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	48,000	54,959
Edison International 3.75% 9/15/17	431,000	448,907
Eversource Energy 1.45% 5/1/18	153,000	151,006
Exelon Corp.:
1.55% 6/9/17	311,000	310,232
2.85% 6/15/20	458,000	456,985
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 4,652,000	$ 4,666,905
4.25% 3/15/23	600,000	601,173
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	712,504
Hydro-Quebec 2% 6/30/16	2,500,000	2,527,125
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	2,576,000	2,530,920
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	480,250
3.75% 11/15/20	2,000	2,095
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,746,961
6.5% 8/1/18	273,000	307,747
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,887,897
PacifiCorp 5.5% 1/15/19	2,750,000	3,059,810
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	124,659
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,032,870
TECO Finance, Inc.:
0.8835% 4/10/18 (d)	3,000,000	3,002,901
5.15% 3/15/20	252,000	275,191
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,150,698
		40,792,269
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,183,494
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 2.375% 6/1/20	1,087,000	1,065,332
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,864,948
		3,930,280
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	68,161
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,199,803
1.9% 6/15/18	2,540,000	2,526,419
2.5% 12/1/19	7,382,000	7,399,178
2.5818% 9/30/66 (d)	651,000	566,842
7.5% 6/30/66 (d)	567,000	505,339
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	994,321
2% 11/15/18	544,000	542,698
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
3.85% 2/15/23	$ 700,000	$ 724,639
5.45% 9/15/20	43,000	48,104
6.4% 3/15/18	888,000	986,402
NSTAR 4.5% 11/15/19	2,500,000	2,688,085
PG&E Corp. 2.4% 3/1/19	74,000	74,227
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,163,109
Sempra Energy:
2.3% 4/1/17	4,935,000	4,996,110
2.4% 3/15/20	1,890,000	1,882,019
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,000,430
2.45% 6/15/20	901,000	899,477
6.25% 5/15/67 (d)	454,000	393,278
		32,658,641
TOTAL UTILITIES		78,564,684
TOTAL NONCONVERTIBLE BONDS (Cost $1,182,340,106)		1,180,834,592
U.S. Government and Government Agency Obligations - 5.1%

U.S. Government Agency Obligations - 0.4%
Fannie Mae 1.125% 7/20/18	616,000	615,940
Federal Home Loan Bank 0.75% 8/28/17	360,000	359,455
Freddie Mac:
0.5% 1/27/17	5,320,000	5,312,371
1% 9/29/17	1,521,000	1,524,841
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,812,607
U.S. Treasury Obligations - 4.7%
U.S. Treasury Notes:
0.875% 10/15/17	28,230,000	28,257,560
0.875% 7/15/18	17,394,000	17,307,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/15/18	$ 25,544,000	$ 25,534,344
1.375% 3/31/20 (c)	9,683,000	9,629,163
TOTAL U.S. TREASURY OBLIGATIONS		80,729,001
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,567,151)		88,541,608
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.5%
2.231% 1/1/40 (d)	178,073	189,662
2.273% 3/1/40 (d)	98,335	105,012
2.31% 12/1/39 (d)	49,830	53,341
2.36% 11/1/36 (d)	167,009	177,762
2.393% 4/1/35 (d)	399,077	424,669
2.439% 7/1/35 (d)	84,332	89,956
2.456% 3/1/40 (d)	143,414	152,897
2.463% 12/1/33 (d)	689,208	734,324
2.557% 6/1/42 (d)	62,887	65,008
2.69% 2/1/42 (d)	572,947	592,645
2.758% 1/1/42 (d)	513,520	533,864
2.96% 11/1/40 (d)	36,192	37,918
2.982% 9/1/41 (d)	37,152	38,714
3.059% 10/1/41 (d)	20,226	21,042
3.239% 7/1/41 (d)	64,350	68,070
3.309% 10/1/41 (d)	34,778	36,565
3.5% 7/1/26 to 10/1/29	4,256,401	4,513,420
3.554% 7/1/41 (d)	73,294	77,492
4.5% 3/1/35	39,188	42,810
6% 5/1/16 to 4/1/17	23,653	24,050
6.5% 5/1/16 to 8/1/36	572,435	660,581
7% 9/1/18 to 6/1/33	329,378	386,406
7.5% 8/1/17 to 3/1/28	107,665	125,819
8.5% 5/1/21 to 9/1/25	8,190	9,537
9.5% 2/1/25	604	664
10.5% 8/1/20	5,754	6,342
TOTAL FANNIE MAE		9,168,570
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.3%
2.41% 4/1/40 (d)	$ 99,504	$ 105,788
2.527% 2/1/40 (d)	160,909	172,105
2.53% 4/1/40 (d)	100,093	107,152
3.22% 9/1/41 (d)	40,157	42,029
3.235% 4/1/41 (d)	44,400	46,585
3.289% 6/1/41 (d)	49,148	51,922
3.444% 5/1/41 (d)	43,985	46,097
3.5% 8/1/26	3,224,272	3,408,030
3.62% 6/1/41 (d)	73,914	78,276
3.705% 5/1/41 (d)	57,181	60,595
4.5% 8/1/18	226,956	235,590
5% 3/1/19	400,009	417,361
8.5% 9/1/24 to 8/1/27	31,343	37,572
TOTAL FREDDIE MAC		4,809,102
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	88,281	103,184
7.5% 2/15/28 to 10/15/28	3,562	4,267
8% 6/15/24	69	80
8.5% 10/15/21	25,096	28,586
11% 7/20/19 to 8/20/19	1,381	1,534
TOTAL GINNIE MAE		137,651
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,956,887)		14,115,323
Asset-Backed Securities - 9.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (d)	56,669	50,918
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (d)	35,640	33,959
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	671,201
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,554
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,069,992
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,425,677
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,884,958
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,016,149
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2015-3 Class A, 1.63% 5/15/20	$ 3,130,000	$ 3,121,499
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,432
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,013,680
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,786,978
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	651,569	651,100
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,295,295
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	500,415
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,995,134
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (d)	5,559	5,140
Series 2004-R2 Class M3, 1.0244% 4/25/34 (d)	10,238	7,522
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (d)	4,092	3,794
Series 2004-W11 Class M2, 1.2494% 11/25/34 (d)	63,962	62,140
Series 2004-W7 Class M1, 1.0244% 5/25/34 (d)	185,706	178,710
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (d)	132,183	47,173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (d)	147,840	135,692
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (d)	2,678	22
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,762,404
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3244% 2/25/35 (d)	410,172	368,902
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,800,000	1,804,392
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	999,645
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,336
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,806,238
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,595,956
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,365,482
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,212,036
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (d)	205,465	135,503
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,012,900
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	$ 3,000,000	$ 2,993,430
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	3,613,504	3,618,161
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,642,854
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,405,692
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	2,017,905	2,016,293
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (d)	9,741	8,712
Series 2004-3 Class M4, 1.6544% 4/25/34 (d)	7,908	7,127
Series 2004-4 Class M2, 0.9944% 6/25/34 (d)	8,873	8,073
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (b)	4,490,000	4,472,956
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,782,508
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,341,753	1,339,031
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,443,653	3,435,839
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,807,718
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (d)	4,436	4,113
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (d)	33,155	31,015
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	3,678,000	3,670,147
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,325,682
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,778,533
Series 2015-2 Class A, 2.44% 1/15/27 (b)	3,480,000	3,504,450
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	4,310,000	4,352,479
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,059,342
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,498,324
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,993,088
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,982,654
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (d)	81,136	69,182
Class M4, 1.2194% 1/25/35 (d)	39,567	25,494
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(d)	147,540	137,816
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (b)(d)	111,281	106,977
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A: - continued
Class B, 0.4776% 11/15/34 (b)(d)	$ 40,376	$ 37,490
Class C, 0.5776% 11/15/34 (b)(d)	66,637	58,697
Class D, 0.9476% 11/15/34 (b)(d)	25,276	20,878
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,951,927
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,411,635
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	2,732,000	2,714,846
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	38,854	1,150
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (d)	34,097	32,263
Series 2003-3 Class M1, 1.4894% 8/25/33 (d)	38,972	37,566
Series 2003-5 Class A2, 0.8905% 12/25/33 (d)	2,817	2,634
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (d)	141,116	94,071
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,200,554
Series 2015-A Class A3, 1.42% 9/17/18 (b)	2,402,000	2,403,751
Series 2015-B Class A3, 1.4% 11/15/18 (b)	2,966,000	2,966,219
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (d)	22,263	9,203
Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (d)	45,224	45,130
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (d)	11,875	11,809
Series 2006-A Class 2C, 1.432% 3/27/42 (d)	392,000	193,890
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (d)	38,587	546
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,742,776
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (d)	14,910	12,500
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (d)	41,947	38,327
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (d)	22,783	22,589
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (d)	176,407	170,420
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (d)	4,895	4,569
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (d)	57,836	51,797
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (d)	32,984	31,147
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (d)	25,750	488
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (d)	$ 162,650	$ 144,604
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,489,735
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (d)	60,741	57,477
Class M4, 2.3744% 9/25/34 (d)	77,891	35,997
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (d)	126,217	111,184
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (d)	582	551
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	280,609
Series 2013-5 Class A3, 0.82% 2/15/18	939,709	939,561
Series 2014-4 Class B, 1.82% 5/15/19	774,000	778,120
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (d)	90,399	83,144
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (d)	78,164	75,783
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (d)	4,865	4,270
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,703,158
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,035,385
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (d)	2,472	2,204
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (b)(d)	316,998	180,689
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,093,211
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	2,226,000	2,234,120
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(d)	203,978	203,382
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,753,943
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,161,310
TOTAL ASSET-BACKED SECURITIES (Cost $160,796,888)		162,111,927
Collateralized Mortgage Obligations - 2.3%
	Principal Amount	Value
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(d)	$ 622,872	$ 641,644
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (d)	25,291	24,937
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(d)	451,128	448,557
Class C2, 1.4028% 12/20/54 (b)(d)	578,000	570,948
Series 2006-2 Class C1, 1.1428% 12/20/54 (d)	463,000	451,650
Series 2006-3 Class C2, 1.2028% 12/20/54 (d)	128,000	126,093
Series 2006-4:
Class B1, 0.3828% 12/20/54 (d)	521,000	511,010
Class C1, 0.9628% 12/20/54 (d)	319,000	308,710
Class M1, 0.5428% 12/20/54 (d)	137,000	133,574
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (d)	258,000	247,903
Class 1M1, 0.5028% 12/20/54 (d)	172,000	165,997
Class 2C1, 1.0628% 12/20/54 (d)	117,000	113,729
Class 2M1, 0.7028% 12/20/54 (d)	222,000	217,544
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (d)	308,000	299,406
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (d)	60,571	60,442
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.737% 1/20/44 (d)	36,767	36,407
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (d)	359,588	358,291
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (d)	32,203	29,766
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (d)	72,568	65,311
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (b)(d)	48,190	43,751
Class B6, 3.0385% 6/10/35 (b)(d)	80,169	73,867
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	2,641	2,592
TOTAL PRIVATE SPONSOR		4,932,129
U.S. Government Agency - 2.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	417,225	442,270
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	$ 5,448	$ 5,598
Series 2015-28 Class P, 2.5% 5/25/45	8,311,243	8,471,515
sequential payer Series 2011-99 Class DV, 5% 1/25/26	2,829,199	2,962,171
Series 2014-57 Class A, 3% 9/25/44	2,409,181	2,481,785
Series 2015-28 Class JE, 3% 5/25/45	6,668,739	6,917,894
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	15,776	16,113
Series 2363 Class PF, 6% 9/15/16	14,797	15,073
Series 3820 Class DA, 4% 11/15/35	323,545	341,756
Series 4176 Class BA, 3% 2/15/33	449,032	464,145
Series 3777 Class AC, 3.5% 12/15/25	573,402	604,922
Series 3949 Class MK, 4.5% 10/15/34	253,043	274,294
Series 4472 Class WL, 3% 5/15/45	3,023,719	3,126,504
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	28,930	29,262
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	7,941,104	8,138,035
TOTAL U.S. GOVERNMENT AGENCY		34,291,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,607,911)		39,223,466
Commercial Mortgage Securities - 8.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	498,604	511,223
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (d)(f)	51,822	649
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (d)	4,060,399	4,104,113
Series 2006-3 Class A4, 5.889% 7/10/44	1,595,284	1,624,068
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	434,162
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	833,302	857,093
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	13,936
Series 2007-2 Class A4, 5.6126% 4/10/49 (d)	3,713,000	3,866,395
Series 2007-3 Class A4, 5.5746% 6/10/49 (d)	672,903	704,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(d)	$ 2,015,000	$ 1,997,355
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(d)	3,799	3,427
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(d)	89,860	79,865
Class B1, 1.5994% 1/25/36 (b)(d)	3,753	2,387
Class M1, 0.6494% 1/25/36 (b)(d)	28,987	23,484
Class M2, 0.6694% 1/25/36 (b)(d)	8,696	6,818
Class M3, 0.6994% 1/25/36 (b)(d)	12,700	9,575
Class M4, 0.8094% 1/25/36 (b)(d)	7,024	5,184
Class M5, 0.8494% 1/25/36 (b)(d)	7,024	5,157
Class M6, 0.8994% 1/25/36 (b)(d)	7,460	5,340
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(d)	3,673	377
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(d)	60,951	51,056
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(d)	62,497	53,319
Class A2, 0.5194% 7/25/37 (b)(d)	58,430	48,069
Class M1, 0.5694% 7/25/37 (b)(d)	20,518	15,703
Class M2, 0.6094% 7/25/37 (b)(d)	11,085	7,804
Class M3, 0.6894% 7/25/37 (b)(d)	8,495	4,981
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(d)	55,156	44,929
Class M1, 0.5094% 7/25/37 (b)(d)	12,235	9,460
Class M2, 0.5394% 7/25/37 (b)(d)	13,127	9,427
Class M3, 0.5694% 7/25/37 (b)(d)	20,251	8,903
Class M4, 0.6994% 7/25/37 (b)(d)	32,043	9,407
Class M5, 0.7994% 7/25/37 (b)(d)	15,385	3,020
Series 2007-4A Class M1, 1.1494% 9/25/37 (b)(d)	22,278	4,253
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	551,128	1,754
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	751,973	775,193
Series 2006-PW14 Class A1A, 5.189% 12/11/38	362,364	376,391
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (d)	743,487	754,357
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (d)	663,907	677,577
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (b)(d)(f)	9,943,581	10,421
Series 2007-T28 Class X2, 0.1359% 9/11/42 (b)(d)(f)	6,193,122	681
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(d)	2,065,000	2,041,577
Commercial Mortgage Securities - continued
	Principal Amount	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(d)	$ 34,736	$ 33,050
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	745,253	796,707
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(d)	5,543,000	5,534,364
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (b)	5,000,000	5,075,120
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,482,000	1,524,538
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (d)	1,578,004	1,602,935
Series 2015-GC29 Class A2, 2.67% 4/10/48	1,388,000	1,407,111
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.2994% 1/15/46 (d)	414,747	415,886
Series 2006-CD3 Class A5, 5.617% 10/15/48	253,445	260,551
Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,716
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (d)	1,101,811	1,102,939
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	234,109
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(d)	1,500,000	1,495,943
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,184,151
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,071,377
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	814,047
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,008,599
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,007,910
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	973,072
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(d)	14,378	14,381
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (d)	810,494	831,713
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,160,410	1,204,306
Class A4, 5.306% 12/10/46	1,207,775	1,247,826
Series 2006-C7 Class A4, 5.7496% 6/10/46 (d)	844,280	858,486
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	451,674
Series 2007-C3 Class A4, 5.6993% 6/15/39 (d)	73,366	76,901
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	$ 310	$ 0
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(d)	264,000	262,213
Class C, 2.4476% 3/15/17 (b)(d)	257,000	255,269
Class D, 3.3976% 3/15/17 (b)(d)	389,000	385,780
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	2,482,000	2,463,338
Class B, 1.3873% 4/15/27 (b)(d)	711,000	707,185
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(d)	5,105,000	5,103,821
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(d)	2,358,850	2,365,804
Class CFX, 3.4949% 12/15/19 (b)(d)	1,059,000	1,043,532
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,903,000	1,972,077
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (d)	478,056	482,091
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	1,682,965	1,759,956
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	932,327	972,866
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (d)	3,109,850	3,156,221
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (d)	420,913	423,402
Class A4, 5.553% 4/10/38 (d)	1,215,325	1,216,754
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	151,563
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(d)	399,314	398,131
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	432,323	448,115
Class A4, 5.56% 11/10/39	6,024,988	6,207,913
Series 2012-GC6 Class A1, 1.282% 1/10/45	23,774	23,791
Series 2015-GC32 Class A2, 3.115% 7/10/48	2,500,000	2,574,625
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(d)	478,936	478,605
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	109,759
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,041,321
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	$ 1,567,000	$ 1,603,489
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(d)	15,938	15,624
Class F, 0.5276% 11/15/18 (b)(d)	44,014	42,315
Class G, 0.5576% 11/15/18 (b)(d)	38,259	36,618
Class H, 0.6976% 11/15/18 (b)(d)	29,463	28,138
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(d)	1,100,000	1,097,527
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(d)	1,700,000	1,697,066
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,910,594	1,942,971
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	91,462	94,144
Class A4, 5.399% 5/15/45	2,396,182	2,445,339
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (d)	29,781	31,356
Series 2007-LDPX Class A3, 5.42% 1/15/49	553,464	577,270
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (d)	954,743	977,677
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	892,635	894,785
Series 2006-C6 Class A4, 5.372% 9/15/39	232,645	239,151
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,220,852	2,311,305
Class A2, 5.3% 11/15/38	67,772	68,182
Series 2007-C1 Class A4, 5.424% 2/15/40	3,030,943	3,154,199
Series 2007-C2 Class A3, 5.43% 2/15/40	84,688	88,535
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,114,842	1,151,598
Series 2007-C7 Class A3, 5.866% 9/15/45	1,244,011	1,340,207
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (b)(d)	188,000	185,549
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	678,747	698,594
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	12,658	12,687
Series 2007-5 Class A4, 5.378% 8/12/48	4,846,316	5,039,486
Series 2006-1 Class AM, 5.5154% 2/12/39 (d)	506,000	512,140
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,527
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	839,715
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(d)	$ 40,774	$ 40,802
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(d)	72,216	71,995
Class E, 0.4355% 10/15/20 (b)(d)	95,138	94,523
Class F, 0.4855% 10/15/20 (b)(d)	57,094	56,732
Class G, 0.5255% 10/15/20 (b)(d)	70,577	70,041
Class H, 0.6155% 10/15/20 (b)(d)	44,426	43,200
Class J, 0.7655% 10/15/20 (b)(d)	25,649	23,658
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	346,808	360,335
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	872,975	885,491
Series 2006-IQ11 Class A1A, 5.6968% 10/15/42 (d)	783,929	795,789
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,252,681
Series 2007-T27 Class A1A, 5.649% 6/11/42 (d)	820,138	868,344
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	19,528	20,094
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(d)	2,027,000	2,016,040
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	525,060
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(d)	45,086	42,813
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,558,996	1,624,072
Class A4, 5.308% 11/15/48	555,721	573,011
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,689,654
Series 2007-C32 Class A3, 5.7146% 6/15/49 (d)	367,000	386,118
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (d)	3,144,464	3,286,043
Class A5, 5.9507% 2/15/51 (d)	143,000	153,549
Series 2006-C23 Class A1A, 5.422% 1/15/45	1,989,310	2,007,026
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	646,259	653,388
Series 2006-C25 Class A1A, 5.7094% 5/15/43 (d)	759,958	776,031
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	824,207	846,394
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	441,040	453,421
Class A3, 5.765% 7/15/45 (d)	751,855	767,116
Series 2007-C31 Class C, 5.6711% 4/15/47 (d)	59,000	57,303
Series 2007-C31A Class A2, 5.421% 4/15/47	66,401	66,465
Commercial Mortgage Securities - continued
	Principal Amount	Value
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	$ 1,310,000	$ 1,317,715
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3093% 11/15/29 (b)(d)	1,589,600	1,580,698
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $143,470,820)		142,013,894
Municipal Securities - 0.4%

Illinois Gen. Oblig.:
Series 2011:
4.961% 3/1/16	3,770,000	3,833,185
5.877% 3/1/19	1,575,000	1,720,436
Series 2013, 2.69% 12/1/17	500,000	498,155
TOTAL MUNICIPAL SECURITIES (Cost $6,056,431)		6,051,776
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 6% 1/17/17	2,000,000	2,105,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,348,984
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,409,954)		3,453,984
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,349)	426,000	425,279
Bank Notes - 2.4%

Bank of America NA:
1.25% 2/14/17	2,420,000	2,417,609
1.65% 3/26/18	1,924,000	1,914,407
1.75% 6/5/18	2,000,000	1,989,376
5.3% 3/15/17	250,000	262,808
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,312,064
Capital One Bank NA 2.25% 2/13/19	1,000,000	991,888
Capital One NA 1.65% 2/5/18	3,000,000	2,961,852
Discover Bank 3.1% 6/4/20	1,499,000	1,495,857
Bank Notes - continued
	Principal Amount	Value
Fifth Third Bank:
1.45% 2/28/18	$ 580,000	$ 573,137
2.875% 10/1/21	2,000,000	1,986,982
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,015,665
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,901,639
KeyBank NA:
1.65% 2/1/18	397,000	395,514
2.5% 12/15/19	3,783,000	3,787,857
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,104,057
Marshall & Ilsley Bank 5% 1/17/17	778,000	811,991
Regions Bank 7.5% 5/15/18	250,000	283,548
Regions Financial Corp. 2.25% 9/14/18	3,000,000	2,998,575
The Toronto Dominion Bank 2.125% 7/2/19	5,000,000	4,991,480
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,189,373
Union Bank NA 2.125% 6/16/17	700,000	705,298
Wachovia Bank NA 6% 11/15/17	570,000	622,715
TOTAL BANK NOTES (Cost $40,607,134)		40,713,692
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $16,462,751)	158,247	16,060,481
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.15% (a) (Cost $28,265,783)	28,265,783	28,265,783
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,720,967,165)		1,721,811,805
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,736,974
NET ASSETS - 100%		$ 1,730,548,779
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 29,002	$ (2,771)	$ -	$ (2,771)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,074,744 or 16.1% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,327.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,546
Fidelity Specialized High Income Central Fund	663,959
Total	$ 711,505
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 5,670,651	$ -	$ 16,060,481	2.1%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,180,834,592	$ -	$ 1,180,834,592	$ -
U.S. Government and Government Agency Obligations	88,541,608	-	88,541,608	-
U.S. Government Agency - Mortgage Securities	14,115,323	-	14,115,323	-
Asset-Backed Securities	162,111,927	-	161,931,216	180,711
Collateralized Mortgage Obligations	39,223,466	-	39,223,466	-
Commercial Mortgage Securities	142,013,894	-	142,013,517	377
Municipal Securities	6,051,776	-	6,051,776	-
Foreign Government and Government Agency Obligations	3,453,984	-	3,453,984	-
Supranational Obligations	425,279	-	425,279	-
Bank Notes	40,713,692	-	40,713,692	-
Fixed-Income Funds	16,060,481	16,060,481	-	-
Money Market Funds	28,265,783	28,265,783	-	-
Total Investments in Securities:	$ 1,721,811,805	$ 44,326,264	$ 1,677,304,453	$ 181,088
Derivative Instruments:
Liabilities
Swaps	$ (2,771)	$ -	$ (2,771)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,771)
Total Value of Derivatives	$ -	$ (2,771)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
United Kingdom	5.2%
Canada	3.0%
Japan	1.5%
France	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,676,238,631)	$ 1,677,485,541
Fidelity Central Funds (cost $44,728,534)	44,326,264
Total Investments (cost $1,720,967,165)		$ 1,721,811,805
Cash		3,114
Receivable for investments sold		22,300
Receivable for fund shares sold		5,023,509
Dividends receivable		2,429
Interest receivable		9,644,973
Distributions receivable from Fidelity Central Funds		1,806
Other receivables		12,947
Total assets		1,736,522,883

Liabilities
Payable for fund shares redeemed	$ 4,850,569
Distributions payable	228,881
Bi-lateral OTC swaps, at value	2,771
Accrued management fee	443,059
Distribution and service plan fees payable	171,770
Other affiliated payables	277,054
Total liabilities		5,974,104

Net Assets		$ 1,730,548,779
Net Assets consist of:
Paid in capital		$ 1,751,401,942
Undistributed net investment income		1,692,799
Accumulated undistributed net realized gain (loss) on investments		(23,387,831)
Net unrealized appreciation (depreciation) on investments		841,869
Net Assets		$ 1,730,548,779

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($304,039,692 ÷ 26,631,457 shares)	$ 11.42

Maximum offering price per share (100/97.25 of $11.42)	$ 11.74
Class T:
Net Asset Value and redemption price per share ($193,612,418 ÷ 16,949,159 shares)	$ 11.42

Maximum offering price per share (100/97.25 of $11.42)	$ 11.74
Class B:
Net Asset Value and offering price per share ($919,071 ÷ 80,601 shares)A	$ 11.40

Class C:
Net Asset Value and offering price per share ($81,929,448 ÷ 7,192,780 shares)A	$ 11.39

Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($758,240,052 ÷ 66,247,750 shares)	$ 11.45

Class I:
Net Asset Value, offering price and redemption price per share ($391,808,098 ÷ 34,225,532 shares)	$ 11.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015
Investment Income
Interest		$ 29,015,830
Income from Fidelity Central Funds		711,505
Total income		29,727,335

Expenses
Management fee	$ 4,109,478
Transfer agent fees	1,843,094
Distribution and service plan fees	1,935,405
Fund wide operations fee	518,975
Independent trustees' compensation	5,202
Miscellaneous	1,701
Total expenses before reductions	8,413,855
Expense reductions	(275)	8,413,580
Net investment income (loss)		21,313,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,046,045
Swaps	2,277
Total net realized gain (loss)		2,048,322
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,803,704)
Swaps	28,454
Total change in net unrealized appreciation (depreciation)		(16,775,250)
Net gain (loss)		(14,726,928)
Net increase (decrease) in net assets resulting from operations		$ 6,586,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,313,755	$ 11,109,882
Net realized gain (loss)	2,048,322	2,598,311
Change in net unrealized appreciation (depreciation)	(16,775,250)	4,301,418
Net increase (decrease) in net assets resulting from operations	6,586,827	18,009,611
Distributions to shareholders from net investment income	(19,985,756)	(9,623,279)
Share transactions - net increase (decrease)	941,601,529	286,934,566
Total increase (decrease) in net assets	928,202,600	295,320,898

Net Assets
Beginning of period	802,346,179	507,025,281
End of period (including undistributed net investment income of $1,692,799 and undistributed net investment income of $1,783,383, respectively)	$ 1,730,548,779	$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Income from Investment Operations
Net investment income (loss) C	.170	.232	.243	.289	.344
Net realized and unrealized gain (loss)	(.111)	.160	(.384)	.215	.163
Total from investment operations	.059	.392	(.141)	.504	.507
Distributions from net investment income	(.159)	(.202)	(.219)	(.264)	(.322)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.159)	(.202)	(.219)	(.264)	(.337)
Net asset value, end of period	$ 11.42	$ 11.52	$ 11.33	$ 11.69	$ 11.45
Total ReturnA, B	.51%	3.48%	(1.24)%	4.46%	4.59%
Ratios to Average Net AssetsD, F
Expenses before reductions	.76%	.79%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.76%	.79%	.82%	.83%	.83%
Expenses net of all reductions	.76%	.79%	.82%	.83%	.83%
Net investment income (loss)	1.48%	2.02%	2.09%	2.52%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,040	$ 215,800	$ 155,980	$ 192,761	$ 187,442
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.170	.234	.246	.292	.348
Net realized and unrealized gain (loss)	(.121)	.161	(.384)	.225	.153
Total from investment operations	.049	.395	(.138)	.517	.501
Distributions from net investment income	(.159)	(.205)	(.222)	(.267)	(.326)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.159)	(.205)	(.222)	(.267)	(.341)
Net asset value, end of period	$ 11.42	$ 11.53	$ 11.34	$ 11.70	$ 11.45
Total ReturnA, B	.42%	3.50%	(1.21)%	4.57%	4.53%
Ratios to Average Net AssetsD, F
Expenses before reductions	.76%	.77%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.76%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.76%	.77%	.80%	.80%	.80%
Net investment income (loss)	1.48%	2.04%	2.11%	2.54%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,612	$ 198,510	$ 210,150	$ 265,426	$ 274,215
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.090	.149	.159	.206	.264
Net realized and unrealized gain (loss)	(.122)	.161	(.384)	.225	.154
Total from investment operations	(.032)	.310	(.225)	.431	.418
Distributions from net investment income	(.078)	(.120)	(.135)	(.181)	(.243)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.078)	(.120)	(.135)	(.181)	(.258)
Net asset value, end of period	$ 11.40	$ 11.51	$ 11.32	$ 11.68	$ 11.43
Total ReturnA, B	(.28)%	2.75%	(1.95)%	3.81%	3.77%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.46%	1.51%	1.55%	1.55%	1.55%
Net investment income (loss)	.78%	1.30%	1.36%	1.79%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 1,507	$ 2,956	$ 5,209	$ 7,018
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.081	.143	.155	.204	.262
Net realized and unrealized gain (loss)	(.121)	.162	(.384)	.225	.154
Total from investment operations	(.040)	.305	(.229)	.429	.416
Distributions from net investment income	(.070)	(.115)	(.131)	(.179)	(.241)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.070)	(.115)	(.131)	(.179)	(.256)
Net asset value, end of period	$ 11.39	$ 11.50	$ 11.31	$ 11.67	$ 11.42
Total ReturnA, B	(.35)%	2.70%	(1.98)%	3.79%	3.76%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of fee waivers, if any	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of all reductions	1.54%	1.56%	1.58%	1.57%	1.56%
Net investment income (loss)	.71%	1.25%	1.34%	1.78%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,929	$ 64,333	$ 53,096	$ 65,425	$ 63,435
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Limited Term Bond Fund

Years ended August 31,	2015	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.205	.209
Net realized and unrealized gain (loss)	(.110)	.038
Total from investment operations	.095	.247
Distributions from net investment income	(.195)	(.197)
Net asset value, end of period	$ 11.45	$ 11.55
Total ReturnB, C	.83%	2.17%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%	.46%A
Expenses net of fee waivers, if any	.45%	.46%A
Expenses net of all reductions	.45%	.46%A
Net investment income (loss)	1.79%	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 758,240	$ 147,629
Portfolio turnover rateF	44%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Income from Investment Operations
Net investment income (loss) B	.200	.262	.273	.319	.373
Net realized and unrealized gain (loss)	(.111)	.161	(.385)	.213	.163
Total from investment operations	.089	.423	(.112)	.532	.536
Distributions from net investment income	(.189)	(.233)	(.248)	(.292)	(.351)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.189)	(.233)	(.248)	(.292)	(.366)
Net asset value, end of period	$ 11.45	$ 11.55	$ 11.36	$ 11.72	$ 11.48
Total ReturnA	.78%	3.74%	(.99)%	4.71%	4.85%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.53%	.57%	.58%	.58%
Expenses net of fee waivers, if any	.50%	.53%	.57%	.58%	.58%
Expenses net of all reductions	.50%	.53%	.57%	.58%	.58%
Net investment income (loss)	1.74%	2.28%	2.34%	2.77%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,808	$ 174,568	$ 84,843	$ 101,234	$ 89,583
Portfolio turnover rateD	44%	94%	112%	129%	108%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing theFund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,442,834
Gross unrealized depreciation	(13,428,925)
Net unrealized appreciation (depreciation) on securities	$ (986,091)

Tax cost	$ 1,722,797,896

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (18,769,280)
Net unrealized appreciation (depreciation) on securities and other investments	$ (988,862)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (9,328)
2018	(18,759,952)
Total capital loss carryforward	$ (18,769,280)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 19,985,756	$ 9,623,279

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 2,277	$ 28,454

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,023,068,293 and $111,271,032, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 675,894	$ 24,462
Class T	-%	.25%	498,534	3,723
Class B	.65%	.25%	12,131	8,790
Class C	.75%	.25%	748,846	227,694
			$ 1,935,405	$ 264,669

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,170
Class T	8,013
Class B*	1,363
Class C*	26,310
$ 88,856

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 439,033.16
Class T	324,461.16
Class B	2,855.21
Class C	138,769.19
Fidelity Limited Term Bond Fund	456,943.10
Class I	481,033.15
	$ 1,843,094

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,666 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $37,016.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $275.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014 A
From net investment income
Class A	$ 3,729,622	$ 2,893,531
Class T	2,760,770	3,556,428
Class B	9,214	22,695
Class C	455,450	536,307
Fidelity Limited Term Bond Fund	7,753,652	607,551
Class I	5,277,048	2,006,767
Total	$ 19,985,756	$ 9,623,279

A Distributions for Fidelity Limited Term Bond are for the period November 1,2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014A	2015	2014A
Class A
Shares sold	22,883,010	10,847,566	$ 262,802,297	$ 124,869,215
Reinvestment of distributions	302,206	208,500	3,471,902	2,397,934
Shares redeemed	(15,281,488)	(6,091,458)	(175,517,852)	(70,009,216)
Net increase (decrease)	7,903,728	4,964,608	$ 90,756,347	$ 57,257,933
Class T
Shares sold	4,726,276	3,899,081	$ 54,308,583	$ 44,828,669
Reinvestment of distributions	225,689	297,112	2,594,606	3,417,898
Shares redeemed	(5,219,634)	(5,511,248)	(59,996,049)	(63,287,515)
Net increase (decrease)	(267,669)	(1,315,055)	$ (3,092,860)	$ (15,040,948)
Class B
Shares sold	45,219	52,940	$ 518,562	$ 608,151
Reinvestment of distributions	769	1,811	8,827	20,790
Shares redeemed	(96,326)	(184,922)	(1,103,458)	(2,120,277)
Net increase (decrease)	(50,338)	(130,171)	$ (576,069)	$ (1,491,336)
Class C
Shares sold	3,762,661	2,287,309	$ 43,110,911	$ 26,267,736
Reinvestment of distributions	34,649	39,613	397,236	454,467
Shares redeemed	(2,200,235)	(1,426,708)	(25,199,324)	(16,339,367)
Net increase (decrease)	1,597,075	900,214	$ 18,308,823	$ 10,382,836
Fidelity Limited Term Bond Fund
Shares sold	73,683,363	13,984,352	$ 848,661,103	$ 161,443,242
Reinvestment of distributions	626,332	48,197	7,211,684	556,543
Shares redeemed	(20,841,425)	(1,253,069)	(239,689,901)	(14,462,847)
Net increase (decrease)	53,468,270	12,779,480	$ 616,182,886	$ 147,536,938
Class I
Shares sold	31,060,194	10,857,590	$ 357,596,586	$ 125,345,047
Reinvestment of distributions	376,794	150,661	4,341,226	1,737,480
Shares redeemed	(12,319,776)	(3,366,294)	(141,915,410)	(38,793,384)
Net increase (decrease)	19,117,212	7,641,957	$ 220,022,402	$ 88,289,143

A Share transactions for Fidelity Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Limited Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Limited Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 4.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,906,679 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTB-UANN-1015
1.784752.112
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Class I

(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	0.78%	2.59%	3.80%

Prior to October 30, 2013, Fidelity Advisor® Limited Term Bond Fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Class I on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-5 Year Government/Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Rob Galusza: For the year, the fund slightly lagged (on both a net asset value and market price basis) the 1.27% return of the benchmark Barclays® U.S. 1-5 Year Government/Credit Bond Index. Versus the benchmark, we were hurt by wider spreads - or yields relative to U.S. Treasury investments - in the corporate bond market, as well as a high level of corporate bond issuance. We did, however, have good corporate bond picks. Underweighting Treasury investments hampered the fund's relative return, as they benefited in a more-volatile environment later in the period. In general, longer-dated bonds hurt relative fund performance more than short-term debt. Conversely, helpful security selection among corporate bonds, as well as an overweighting in asset-backed securities, aided performance. Certain segments within industrial credit also did well, as did debt securities with exposure to financially stronger U.S. consumers. Overall, we tried to stay focused on what we considered stable sources of returns that we thought could repeatedly add value. At period end, the fund focused on what I considered "go to" areas, including bonds backed by banking, insurance and tobacco companies, and also had reduced exposure to Treasury and agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.75%
Actual		$ 1,000.00	$ 999.90	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.76%
Actual		$ 1,000.00	$ 999.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.46%
Actual		$ 1,000.00	$ 995.50	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.52%
Actual		$ 1,000.00	$ 995.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Limited Term Bond Fund	.45%
Actual		$ 1,000.00	$ 1,001.50	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 1,001.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 7.9%	U.S. Government and U.S. Government Agency Obligations 15.7%
AAA 16.1%	AAA 14.2%
AA 4.3%	AA 5.7%
A 27.8%	A 22.8%
BBB 37.0%	BBB 36.4%
BB and Below 4.7%	BB and Below 3.2%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	2.9	3.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	2.7	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015**
	Corporate Bonds 68.9%		Corporate Bonds 66.0%
	U.S. Government and U.S. Government Agency Obligations 7.9%		U.S. Government and U.S. Government Agency Obligations 15.7%
	Asset-Backed Securities 9.4%		Asset-Backed Securities 8.6%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.1%
	Municipal Bonds 0.4%		Municipal Bonds 0.2%
	Other Investments 2.8%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	15.6%	** Foreign investments	15.6%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
Percentages shown as 0.0% may reflect amounts less than 0.05%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 2.3%
American Honda Finance Corp.:
1.2% 7/14/17	$ 5,000,000	$ 4,982,025
2.125% 10/10/18	500,000	502,643
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	1,220,000	1,221,752
1.375% 8/1/17 (b)	2,000,000	1,984,910
1.45% 8/1/16 (b)	1,461,000	1,465,084
1.65% 5/18/18 (b)	3,000,000	2,969,922
2.25% 3/2/20 (b)	3,020,000	2,946,258
2.375% 8/1/18 (b)	1,000,000	1,006,057
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,964,282
3% 9/25/17	3,000,000	3,014,253
3.15% 1/15/20	5,000,000	4,936,895
3.2% 7/13/20	5,000,000	4,933,220
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,000,000	996,783
2.4% 5/22/20 (b)	3,098,000	3,070,437
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	620,682
2.125% 11/20/18 (b)	1,500,000	1,501,682
2.375% 3/22/17 (b)	600,000	609,180
		39,726,065
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,148,635
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 2.2% 5/26/20	5,000,000	4,933,345
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,016,240
4% 2/15/20	3,000,000	3,015,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,040,000
		7,071,240
Media - 4.1%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	856,361
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	2,997,003
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	$ 6,000,000	$ 5,981,280
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,402,251
5.7% 5/15/18	42,000	46,413
6.3% 11/15/17	6,000,000	6,612,702
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,395,444
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,717,680
5.875% 10/1/19	5,034,000	5,629,839
Discovery Communications LLC 5.05% 6/1/20	322,000	349,088
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	2,975,823
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,762
1.65% 9/29/17	5,050,000	5,042,026
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,299,812
6.75% 7/1/18	1,141,000	1,264,023
8.25% 4/1/19	500,000	584,024
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,972,756
6.875% 6/15/18	5,095,000	5,762,226
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,832,438
3.5% 4/1/17	455,000	464,272
6.125% 10/5/17	3,179,000	3,432,522
Walt Disney Co. 1.85% 5/30/19	6,000,000	5,996,214
		70,891,959
TOTAL CONSUMER DISCRETIONARY		123,771,244
CONSUMER STAPLES - 5.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,509,150
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,013,520
Heineken NV 1.4% 10/1/17 (b)	321,000	319,881
PepsiCo, Inc. 7.9% 11/1/18	815,000	963,976
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	$ 2,310,000	$ 2,316,671
2.45% 1/15/17 (b)	1,280,000	1,297,870
		11,421,068
Food & Staples Retailing - 1.2%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,553,503
2.25% 12/5/18	8,376,000	8,452,883
2.25% 8/12/19	5,000,000	5,023,605
2.8% 7/20/20	1,496,000	1,511,168
Kroger Co. 0.8185% 10/17/16 (d)	5,000,000	4,998,635
		21,539,794
Food Products - 2.0%
Cargill, Inc. 6% 11/27/17 (b)	106,000	115,732
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,206,213
General Mills, Inc.:
1.4% 10/20/17	3,000,000	2,990,133
2.2% 10/21/19	2,000,000	1,992,506
5.7% 2/15/17	5,000,000	5,308,690
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	616,143
5.375% 2/10/20	5,000,000	5,532,255
The J.M. Smucker Co.:
1.75% 3/15/18 (b)	5,874,000	5,866,029
2.5% 3/15/20 (b)	1,964,000	1,953,294
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,984,502
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	430,527
		33,996,024
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,992,810
BAT International Finance PLC:
1.85% 6/15/18 (b)	5,000,000	4,996,125
2.75% 6/15/20 (b)	3,160,000	3,203,444
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)	866,000	861,945
2.95% 7/21/20 (b)	3,000,000	2,978,196
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,902,785
1.875% 1/15/19	2,641,000	2,635,359
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
1.05% 10/30/15	$ 707,000	$ 707,285
2.3% 6/12/18	5,704,000	5,738,646
3.25% 6/12/20	2,159,000	2,186,156
4% 6/12/22	1,077,000	1,105,710
6.75% 6/15/17	513,000	554,999
		32,863,460
TOTAL CONSUMER STAPLES		99,820,346
ENERGY - 5.8%
Energy Equipment & Services - 0.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,547,611
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	852,498
Nabors Industries, Inc. 2.35% 9/15/16	257,000	255,206
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	614,921
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	1,957,896
4% 3/16/18	102,000	100,721
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	991,016
Transocean, Inc. 3% 10/15/17 (d)	3,500,000	3,220,000
		14,539,869
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	46,955
6.375% 9/15/17	555,000	600,472
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	629,329
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,941,420
2.248% 11/1/16	620,000	627,496
2.521% 1/15/20	4,688,000	4,724,730
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	409,218
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	324,442
Chevron Corp. 1.961% 3/3/20	4,000,000	3,955,576
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	2,107,000	2,101,309
3.3% 6/1/20 (b)	1,439,000	1,435,512
ConocoPhillips Co.:
1.5% 5/15/18	3,000,000	2,984,004
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Co.: - continued
2.2% 5/15/20	$ 961,000	$ 952,863
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	275,889
2.7% 4/1/19	821,000	721,866
Devon Energy Corp.:
0.7359% 12/15/15 (d)	1,500,000	1,497,696
2.25% 12/15/18	3,484,000	3,474,760
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	212,254
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,278
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	163,611
Enbridge, Inc. 0.7338% 6/2/17 (d)	2,613,000	2,584,631
Encana Corp. 6.5% 5/15/19	5,000,000	5,470,700
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	772,890
Enterprise Products Operating LP:
1.65% 5/7/18	631,000	625,851
2.55% 10/15/19	178,000	177,191
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	20,721
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,695,124
Kinder Morgan, Inc.:
2% 12/1/17	393,000	389,133
3.05% 12/1/19	3,758,000	3,695,816
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	885,619
Petro-Canada 6.05% 5/15/18	3,326,000	3,665,442
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,353,350
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	2,943,750
Petroleos Mexicanos:
3.125% 1/23/19	77,000	76,808
3.5% 7/18/18	5,000,000	5,095,000
3.5% 7/23/20 (b)	1,355,000	1,341,829
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,287,551
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,907,774
3.95% 9/15/15	375,000	375,472
5.75% 1/15/20	962,000	1,047,929
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	992,126
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,270,774
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,468,438
4.05% 1/23/20	864,000	855,446
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 28,000	$ 30,086
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	90,940
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,043,878
Total Capital International SA 2.125% 1/10/19	2,000,000	2,015,498
TransCanada PipeLines Ltd.:
1.076% 1/12/18 (d)	2,500,000	2,502,693
1.875% 1/12/18	3,000,000	3,009,378
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	406,800
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,252,448
5.375% 6/1/21	600,000	635,669
		86,088,435
TOTAL ENERGY		100,628,304
FINANCIALS - 33.3%
Banks - 16.1%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	4,000,000	4,044,152
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	565,509
2.25% 6/13/19	2,000,000	2,007,680
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	518,700
4% 4/14/19 (b)	2,575,000	2,459,125
6.369% 6/16/18 (b)	962,000	982,443
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,420,388
2% 1/11/18	9,200,000	9,198,197
2.25% 4/21/20	6,000,000	5,889,144
2.6% 1/15/19	7,495,000	7,546,933
2.65% 4/1/19	7,100,000	7,158,398
5.75% 12/1/17	1,150,000	1,244,022
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,000,062
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	585,899
2.3% 3/5/20 (b)	3,000,000	2,966,616
2.35% 9/8/19 (b)	3,050,000	3,031,935
2.7% 9/9/18 (b)	500,000	506,381
Barclays Bank PLC 5% 9/22/16	2,500,000	2,598,043
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays PLC:
2% 3/16/18	$ 5,000,000	$ 4,970,995
2.75% 11/8/19	2,831,000	2,822,281
2.875% 6/8/20	3,000,000	2,990,010
BNP Paribas 2.375% 9/14/17	6,000,000	6,071,604
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,982,969
BPCE SA:
1.625% 2/10/17	450,000	451,619
2.5% 7/15/19	2,000,000	2,017,516
Capital One Bank NA 1.3% 6/5/17	1,000,000	990,502
Capital One NA:
2.35% 8/17/18	500,000	498,542
2.4% 9/5/19	2,000,000	1,971,744
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,090,000
Citigroup, Inc.:
0.5512% 6/9/16 (d)	3,000,000	2,986,260
1.3% 11/15/16	767,000	766,275
1.55% 8/14/17	2,000,000	1,993,458
1.7% 4/27/18	1,500,000	1,486,682
1.75% 5/1/18	2,870,000	2,847,732
1.85% 11/24/17	3,000,000	2,998,377
2.15% 7/30/18	2,000,000	1,998,230
2.4% 2/18/20	4,000,000	3,958,656
2.5% 9/26/18	1,500,000	1,514,100
2.5% 7/29/19	2,000,000	1,998,004
2.55% 4/8/19	3,000,000	3,014,589
4.4% 6/10/25	2,604,000	2,617,806
Citizens Bank NA 2.45% 12/4/19	3,000,000	2,962,737
Comerica, Inc. 2.125% 5/23/19	345,000	342,055
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	753,307
2.3% 9/6/19	2,000,000	2,002,784
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	1,987,806
Credit Agricole SA 2.75% 6/10/20 (b)	8,000,000	8,068,208
Credit Suisse AG 6% 2/15/18	3,680,000	4,004,576
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,994,288
2.3% 5/28/19	5,750,000	5,749,925
3% 10/29/21	1,500,000	1,491,888
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Discover Bank:
2% 2/21/18	$ 5,920,000	$ 5,862,511
2.6% 11/13/18	2,000,000	2,002,282
Fifth Third Bancorp:
2.3% 3/1/19	279,000	278,932
2.875% 7/27/20	3,200,000	3,200,054
4.5% 6/1/18	3,024,000	3,212,549
5.45% 1/15/17	291,000	305,448
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,002,954
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	688,876
HBOS PLC 6.75% 5/21/18 (b)	509,000	561,600
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,557,756
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	2,983,503
2.625% 9/24/18	262,000	266,178
Huntington Bancshares, Inc. 7% 12/15/20	180,000	214,197
Huntington National Bank 2.2% 4/1/19	1,000,000	996,291
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	3,000,000	2,991,978
Intesa Sanpaolo SpA 2.375% 1/13/17	7,750,000	7,766,934
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,498,678
1.625% 5/15/18	4,500,000	4,456,877
2% 8/15/17	4,500,000	4,529,664
2.2% 10/22/19	10,058,000	9,972,326
2.25% 1/23/20	3,000,000	2,960,901
2.35% 1/28/19	1,942,000	1,948,702
2.75% 6/23/20	3,000,000	3,008,436
KeyCorp. 2.3% 12/13/18	2,000,000	2,010,508
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	4,013,656
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,984,151
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,960,924
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,930,729
1.8% 3/26/18 (b)	1,500,000	1,495,865
2.45% 4/16/19 (b)	1,400,000	1,405,268
2.65% 9/25/19 (b)	2,000,000	2,017,150
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,230,514
MUFG Union Bank NA 1.5% 9/26/16	335,000	335,982
Nordea Bank AB 2.375% 4/4/19 (b)	1,000,000	1,011,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
PNC Bank NA:
1.5% 2/23/18	$ 2,100,000	$ 2,082,883
2.4% 10/18/19	3,000,000	3,017,196
Regions Financial Corp. 2% 5/15/18	5,330,000	5,301,341
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,708,872
Royal Bank of Scotland Group PLC 1.2218% 3/31/17 (d)	8,715,000	8,711,610
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,846
2.25% 7/11/19	3,500,000	3,487,369
2.45% 1/10/19	590,000	592,951
2.45% 1/16/20	3,000,000	3,002,247
2.65% 7/23/20	3,000,000	3,016,311
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	928,379
2.5% 5/1/19	550,000	552,956
3.5% 1/20/17	1,378,000	1,412,608
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,998,184
The Toronto Dominion Bank:
2.25% 11/5/19	2,000,000	2,006,056
2.625% 9/10/18	1,200,000	1,226,179
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,295,770
2.15% 1/15/19	5,500,000	5,511,209
2.6% 7/22/20	3,000,000	3,003,192
		279,579,741
Capital Markets - 4.9%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	996,261
2.5% 2/13/19	2,250,000	2,261,021
Goldman Sachs Group, Inc.:
1.0859% 12/15/17 (d)	3,000,000	3,007,341
2.375% 1/22/18	8,850,000	8,937,243
2.625% 1/31/19	13,000,000	13,131,339
5.95% 1/18/18	1,693,000	1,846,999
6.15% 4/1/18	402,000	443,001
Lazard Group LLC:
4.25% 11/14/20	250,000	262,902
6.85% 6/15/17	125,000	135,297
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,995,626
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 40,000	$ 43,436
6.875% 4/25/18	726,000	813,861
Morgan Stanley:
1.875% 1/5/18	2,000,000	1,999,942
2.125% 4/25/18	3,580,000	3,592,580
2.375% 7/23/19	9,660,000	9,651,915
2.5% 1/24/19	1,750,000	1,765,507
2.65% 1/27/20	11,000,000	11,005,247
4.75% 3/22/17	2,000,000	2,098,282
4.875% 11/1/22	2,000,000	2,115,996
5.5% 1/26/20	2,000,000	2,225,478
5.625% 9/23/19	112,000	124,495
5.95% 12/28/17	383,000	417,385
7.3% 5/13/19	603,000	705,941
UBS AG Stamford Branch:
0.9808% 3/26/18 (d)	3,000,000	2,998,368
1.375% 6/1/17	5,675,000	5,648,044
1.375% 8/14/17	6,700,000	6,677,823
		84,901,330
Consumer Finance - 5.7%
Ally Financial, Inc. 3.25% 2/13/18	3,000,000	2,985,000
American Express Co. 1.55% 5/22/18	3,000,000	2,974,521
American Express Credit Corp. 2.125% 3/18/19	5,520,000	5,499,085
American Honda Finance Corp. 1.5% 9/11/17 (b)	620,000	620,082
Capital One Financial Corp.:
2.45% 4/24/19	5,450,000	5,397,331
3.15% 7/15/16	1,605,000	1,632,072
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,155,801
Discover Financial Services 6.45% 6/12/17	3,381,000	3,656,792
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,990,858
1.684% 9/8/17	1,000,000	993,439
2.145% 1/9/18	2,500,000	2,490,195
2.24% 6/15/18	6,000,000	5,968,728
2.597% 11/4/19	5,000,000	4,928,050
2.875% 10/1/18	2,500,000	2,519,273
3% 6/12/17	4,500,000	4,577,346
3.157% 8/4/20	3,000,000	3,000,861
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1.6% 11/20/17	$ 1,860,000	$ 1,857,675
1.625% 4/2/18	3,370,000	3,365,855
2.2% 1/9/20	9,000,000	8,981,262
2.3% 1/14/19	3,000,000	3,031,002
6.375% 11/15/67 (d)	1,275,000	1,361,063
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	630,575
1.625% 10/2/15 (b)	246,000	246,015
2% 3/19/18 (b)	1,891,000	1,880,738
2.125% 10/2/17 (b)	2,437,000	2,443,960
2.55% 2/6/19 (b)	4,759,000	4,742,600
2.6% 3/19/20 (b)	2,000,000	1,980,058
2.875% 8/9/18 (b)	2,606,000	2,658,555
John Deere Capital Corp. 1.6% 7/13/18	590,000	588,667
Synchrony Financial:
1.875% 8/15/17	173,000	172,264
2.7% 2/3/20	2,500,000	2,454,230
3% 8/15/19	3,000,000	3,004,644
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	4,980,235
2% 10/24/18	2,500,000	2,506,520
		99,275,352
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	1,997,014
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	624,063
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,154,435
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	352,801
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	1,049,000	1,054,442
Moody's Corp. 2.75% 7/15/19	8,000,000	8,096,672
		13,279,427
Insurance - 3.0%
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,001,686
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,511,676
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,288,194
5.85% 1/16/18	1,910,000	2,086,455
Aon Corp.:
3.125% 5/27/16	2,000,000	2,032,010
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 1,507,000	$ 1,659,065
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,019,360
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	264,180
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,995
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,599,000	6,073,750
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	497,470
2.35% 3/6/20	5,000,000	4,993,835
2.55% 10/15/18	517,000	524,868
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,012,014
MetLife, Inc.:
1.756% 12/15/17 (d)	269,000	270,331
1.903% 12/15/17 (d)	180,000	180,875
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	1,500,000	1,501,397
1.5% 1/10/18 (b)	4,431,000	4,407,285
2% 4/14/20 (b)	3,000,000	2,969,124
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,776,637
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,005,008
1.6% 5/29/18 (b)	967,000	959,200
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,212,289
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	914,361
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	281,651
Unum Group:
5.625% 9/15/20	1,019,000	1,140,232
7.125% 9/30/16	704,000	745,275
		52,347,223
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	196,041
Boston Properties, Inc. 5.875% 10/15/19	446,000	503,542
DDR Corp.:
4.75% 4/15/18	1,634,000	1,727,011
7.5% 4/1/17	389,000	421,453
Duke Realty LP:
5.95% 2/15/17	354,000	376,064
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.75% 3/15/20	$ 35,000	$ 40,546
8.25% 8/15/19	7,000	8,454
Equity One, Inc.:
6% 9/15/17	509,000	549,328
6.25% 1/15/17	74,000	78,329
ERP Operating LP:
2.375% 7/1/19	391,000	391,646
3.375% 6/1/25	3,000,000	2,918,388
5.75% 6/15/17	1,003,000	1,075,406
Federal Realty Investment Trust 5.9% 4/1/20	5,000	5,688
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,059,532
HCP, Inc. 3.75% 2/1/16	272,000	275,011
Health Care Property Investors, Inc. 6% 1/30/17	750,000	793,298
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	250,339
4.7% 9/15/17	2,436,000	2,569,444
HRPT Properties Trust:
6.25% 6/15/17	186,000	195,007
6.65% 1/15/18	95,000	102,097
Select Income REIT 2.85% 2/1/18	597,000	598,928
Simon Property Group LP 2.2% 2/1/19	462,000	465,853
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	453,761
		17,055,166
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,289,942
3.85% 4/15/16	1,379,000	1,396,870
4.25% 7/15/22	277,000	282,469
6.125% 4/15/20	6,000	6,754
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	54,160
5.7% 5/1/17	369,000	390,174
6% 4/1/16	2,124,000	2,177,208
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,158,088
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,127,279
5.5% 12/15/16	2,260,000	2,365,214
6.625% 10/1/17	1,082,000	1,184,476
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 439,000	$ 440,371
4.5% 4/18/22	185,000	184,386
7.75% 8/15/19	1,064,000	1,225,320
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	470,716
5.7% 4/15/17 (b)	405,000	423,815
Reckson Operating Partnership LP 6% 3/31/16	152,000	155,797
Regency Centers LP 5.875% 6/15/17	244,000	261,937
Tanger Properties LP 6.125% 6/1/20	606,000	688,939
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,867,633
1.55% 9/26/16	346,000	346,630
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,747,983
4% 4/30/19	6,000,000	6,274,194
Washington Prime Group LP 3.85% 4/1/20 (b)	2,090,000	2,119,863
		30,640,218
TOTAL FINANCIALS		577,078,457
HEALTH CARE - 3.6%
Biotechnology - 0.9%
Amgen, Inc.:
0.7091% 5/22/17 (d)	3,000,000	2,993,208
1.25% 5/22/17	1,500,000	1,495,890
2.125% 5/1/20	1,618,000	1,577,490
2.2% 5/22/19	4,290,000	4,256,006
5.85% 6/1/17	446,000	478,800
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,549,271
2.875% 8/15/20	3,000,000	3,013,857
		15,364,522
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,484,958
2.675% 12/15/19	329,000	328,981
Medtronic, Inc.:
1.5% 3/15/18 (b)	1,770,000	1,764,982
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.: - continued
2.5% 3/15/20 (b)	$ 2,200,000	$ 2,214,452
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,687,463
		8,480,836
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	461,230
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	280,620
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,492,308
2.25% 6/15/19	1,000,000	989,149
Express Scripts, Inc. 3.125% 5/15/16	555,000	562,628
McKesson Corp. 2.284% 3/15/19	686,000	686,967
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,108,691
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,122,818
1.9% 7/16/18	3,000,000	3,007,767
2.7% 7/15/20	1,361,000	1,378,218
2.875% 12/15/21	2,000,000	2,003,540
WellPoint, Inc.:
1.875% 1/15/18	326,000	324,378
2.25% 8/15/19	2,950,000	2,899,216
		17,317,530
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,237
2.4% 2/1/19	3,086,000	3,078,739
		3,213,976
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,061,089
1.8% 5/14/18	3,972,000	3,944,490
2.5% 5/14/20	2,349,000	2,321,275
Actavis Funding SCS:
2.35% 3/12/18	3,000,000	2,997,399
2.45% 6/15/19	352,000	349,017
3% 3/12/20	1,157,000	1,151,633
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,867,831
2.375% 10/8/19 (b)	1,481,000	1,487,241
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. 1.35% 11/29/16	$ 160,000	$ 158,569
Perrigo Co. PLC 1.3% 11/8/16	200,000	198,784
Perrigo Finance PLC 3.5% 12/15/21	263,000	256,560
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,197
Zoetis, Inc. 1.875% 2/1/18	1,616,000	1,605,672
		17,608,757
TOTAL HEALTH CARE		61,985,621
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,646,536
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,577	135,196
6.795% 2/2/20	5,668	5,952
6.9% 7/2/19	53,325	55,623
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	190,145	201,553
8.36% 1/20/19	116,590	124,897
		523,221
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	481,536
Roper Industries, Inc. 2.05% 10/1/18	840,000	834,141
		1,315,677
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,694
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	414,000	409,860
2.625% 9/4/18	1,628,000	1,623,852
3.75% 2/1/22	1,228,000	1,227,176
3.875% 4/1/21	500,000	505,000
4.75% 3/1/20	605,000	640,562
		4,406,450
TOTAL INDUSTRIALS		10,152,578
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.65% 6/15/18	$ 3,000,000	$ 2,998,530
2.125% 3/1/19	1,500,000	1,510,944
2.45% 6/15/20	3,000,000	3,027,630
		7,537,104
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,424,516
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	2,999,217
2.375% 12/17/18	99,000	99,488
6.55% 10/1/17	4,476,000	4,911,649
		9,434,870
IT Services - 0.5%
MasterCard, Inc. 2% 4/1/19	289,000	290,480
The Western Union Co.:
2.875% 12/10/17	773,000	787,897
3.65% 8/22/18	3,111,000	3,233,536
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,593,063
2.95% 3/15/17	1,057,000	1,073,399
		7,978,375
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,558,723
2.5% 5/15/22	5,000,000	4,863,110
		6,421,833
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	1,730,000	1,711,242
2.85% 5/6/21	850,000	864,633
		2,575,875
TOTAL INFORMATION TECHNOLOGY		33,948,057
MATERIALS - 1.6%
Chemicals - 0.8%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,316,495
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	$ 5,340,000	$ 5,310,657
Ecolab, Inc.:
1.45% 12/8/17	335,000	331,019
1.55% 1/12/18	2,500,000	2,475,633
Monsanto Co. 2.125% 7/15/19	3,000,000	2,975,343
Sherwin-Williams Co. 1.35% 12/15/17	620,000	616,224
		13,025,371
Metals & Mining - 0.8%
Anglo American Capital PLC:
1.2388% 4/15/16 (b)(d)	1,624,000	1,623,911
3.625% 5/14/20 (b)	1,513,000	1,438,553
4.125% 4/15/21 (b)	620,000	577,799
9.375% 4/8/19 (b)	630,000	734,167
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	633,944
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	623,100
2.375% 3/15/18	4,000,000	3,638,000
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,424,767
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,501,250
Vale Overseas Ltd. 6.25% 1/23/17	403,000	418,584
		14,614,075
TOTAL MATERIALS		27,639,446
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,603,052
2.375% 11/27/18	10,000,000	10,055,440
2.45% 6/30/20	1,563,000	1,548,248
BellSouth Corp. 4.821% 4/26/16 (b)(d)	3,000,000	3,071,046
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	997,285
1.625% 6/28/16	4,314,000	4,332,300
2.35% 2/14/19	4,296,000	4,280,320
CenturyLink, Inc. 6.15% 9/15/19	592,000	620,120
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	934,529
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV: - continued
5.75% 3/23/16	$ 2,000,000	$ 2,052,324
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	613,497
1.35% 6/9/17	750,000	747,552
2% 11/1/16	1,279,000	1,288,650
2.5% 9/15/16	1,044,000	1,058,896
2.625% 2/21/20	2,913,000	2,914,241
3.65% 9/14/18	6,000,000	6,289,572
4.5% 9/15/20	3,000,000	3,226,740
6.1% 4/15/18	3,425,000	3,771,247
		49,405,059
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,673,783
Vodafone Group PLC:
0.7179% 2/19/16 (d)	5,000,000	4,993,780
1.5% 2/19/18	2,625,000	2,588,696
1.625% 3/20/17	5,400,000	5,394,541
5.45% 6/10/19	2,000,000	2,189,996
		17,840,796
TOTAL TELECOMMUNICATION SERVICES		67,245,855
UTILITIES - 4.5%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	519,000	564,190
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	824,330
Commonwealth Edison Co. 2.15% 1/15/19	188,000	188,645
Duke Energy Corp.:
0.6636% 4/3/17 (d)	894,000	891,817
1.625% 8/15/17	3,304,000	3,311,996
2.1% 6/15/18	5,395,000	5,479,496
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	48,000	54,959
Edison International 3.75% 9/15/17	431,000	448,907
Eversource Energy 1.45% 5/1/18	153,000	151,006
Exelon Corp.:
1.55% 6/9/17	311,000	310,232
2.85% 6/15/20	458,000	456,985
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 4,652,000	$ 4,666,905
4.25% 3/15/23	600,000	601,173
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	712,504
Hydro-Quebec 2% 6/30/16	2,500,000	2,527,125
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	2,576,000	2,530,920
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	480,250
3.75% 11/15/20	2,000	2,095
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,746,961
6.5% 8/1/18	273,000	307,747
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,887,897
PacifiCorp 5.5% 1/15/19	2,750,000	3,059,810
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	124,659
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,032,870
TECO Finance, Inc.:
0.8835% 4/10/18 (d)	3,000,000	3,002,901
5.15% 3/15/20	252,000	275,191
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,150,698
		40,792,269
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,183,494
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 2.375% 6/1/20	1,087,000	1,065,332
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,864,948
		3,930,280
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	68,161
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,199,803
1.9% 6/15/18	2,540,000	2,526,419
2.5% 12/1/19	7,382,000	7,399,178
2.5818% 9/30/66 (d)	651,000	566,842
7.5% 6/30/66 (d)	567,000	505,339
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	994,321
2% 11/15/18	544,000	542,698
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
3.85% 2/15/23	$ 700,000	$ 724,639
5.45% 9/15/20	43,000	48,104
6.4% 3/15/18	888,000	986,402
NSTAR 4.5% 11/15/19	2,500,000	2,688,085
PG&E Corp. 2.4% 3/1/19	74,000	74,227
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,163,109
Sempra Energy:
2.3% 4/1/17	4,935,000	4,996,110
2.4% 3/15/20	1,890,000	1,882,019
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,000,430
2.45% 6/15/20	901,000	899,477
6.25% 5/15/67 (d)	454,000	393,278
		32,658,641
TOTAL UTILITIES		78,564,684
TOTAL NONCONVERTIBLE BONDS (Cost $1,182,340,106)		1,180,834,592
U.S. Government and Government Agency Obligations - 5.1%

U.S. Government Agency Obligations - 0.4%
Fannie Mae 1.125% 7/20/18	616,000	615,940
Federal Home Loan Bank 0.75% 8/28/17	360,000	359,455
Freddie Mac:
0.5% 1/27/17	5,320,000	5,312,371
1% 9/29/17	1,521,000	1,524,841
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,812,607
U.S. Treasury Obligations - 4.7%
U.S. Treasury Notes:
0.875% 10/15/17	28,230,000	28,257,560
0.875% 7/15/18	17,394,000	17,307,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/15/18	$ 25,544,000	$ 25,534,344
1.375% 3/31/20 (c)	9,683,000	9,629,163
TOTAL U.S. TREASURY OBLIGATIONS		80,729,001
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,567,151)		88,541,608
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.5%
2.231% 1/1/40 (d)	178,073	189,662
2.273% 3/1/40 (d)	98,335	105,012
2.31% 12/1/39 (d)	49,830	53,341
2.36% 11/1/36 (d)	167,009	177,762
2.393% 4/1/35 (d)	399,077	424,669
2.439% 7/1/35 (d)	84,332	89,956
2.456% 3/1/40 (d)	143,414	152,897
2.463% 12/1/33 (d)	689,208	734,324
2.557% 6/1/42 (d)	62,887	65,008
2.69% 2/1/42 (d)	572,947	592,645
2.758% 1/1/42 (d)	513,520	533,864
2.96% 11/1/40 (d)	36,192	37,918
2.982% 9/1/41 (d)	37,152	38,714
3.059% 10/1/41 (d)	20,226	21,042
3.239% 7/1/41 (d)	64,350	68,070
3.309% 10/1/41 (d)	34,778	36,565
3.5% 7/1/26 to 10/1/29	4,256,401	4,513,420
3.554% 7/1/41 (d)	73,294	77,492
4.5% 3/1/35	39,188	42,810
6% 5/1/16 to 4/1/17	23,653	24,050
6.5% 5/1/16 to 8/1/36	572,435	660,581
7% 9/1/18 to 6/1/33	329,378	386,406
7.5% 8/1/17 to 3/1/28	107,665	125,819
8.5% 5/1/21 to 9/1/25	8,190	9,537
9.5% 2/1/25	604	664
10.5% 8/1/20	5,754	6,342
TOTAL FANNIE MAE		9,168,570
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.3%
2.41% 4/1/40 (d)	$ 99,504	$ 105,788
2.527% 2/1/40 (d)	160,909	172,105
2.53% 4/1/40 (d)	100,093	107,152
3.22% 9/1/41 (d)	40,157	42,029
3.235% 4/1/41 (d)	44,400	46,585
3.289% 6/1/41 (d)	49,148	51,922
3.444% 5/1/41 (d)	43,985	46,097
3.5% 8/1/26	3,224,272	3,408,030
3.62% 6/1/41 (d)	73,914	78,276
3.705% 5/1/41 (d)	57,181	60,595
4.5% 8/1/18	226,956	235,590
5% 3/1/19	400,009	417,361
8.5% 9/1/24 to 8/1/27	31,343	37,572
TOTAL FREDDIE MAC		4,809,102
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	88,281	103,184
7.5% 2/15/28 to 10/15/28	3,562	4,267
8% 6/15/24	69	80
8.5% 10/15/21	25,096	28,586
11% 7/20/19 to 8/20/19	1,381	1,534
TOTAL GINNIE MAE		137,651
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,956,887)		14,115,323
Asset-Backed Securities - 9.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (d)	56,669	50,918
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (d)	35,640	33,959
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	671,201
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,554
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,069,992
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,425,677
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,884,958
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,016,149
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2015-3 Class A, 1.63% 5/15/20	$ 3,130,000	$ 3,121,499
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,432
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,013,680
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,786,978
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	651,569	651,100
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,295,295
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	500,415
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,995,134
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (d)	5,559	5,140
Series 2004-R2 Class M3, 1.0244% 4/25/34 (d)	10,238	7,522
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (d)	4,092	3,794
Series 2004-W11 Class M2, 1.2494% 11/25/34 (d)	63,962	62,140
Series 2004-W7 Class M1, 1.0244% 5/25/34 (d)	185,706	178,710
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (d)	132,183	47,173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (d)	147,840	135,692
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (d)	2,678	22
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,762,404
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3244% 2/25/35 (d)	410,172	368,902
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,800,000	1,804,392
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	999,645
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,336
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,806,238
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,595,956
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,365,482
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,212,036
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (d)	205,465	135,503
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,012,900
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	$ 3,000,000	$ 2,993,430
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	3,613,504	3,618,161
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,642,854
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,405,692
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	2,017,905	2,016,293
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (d)	9,741	8,712
Series 2004-3 Class M4, 1.6544% 4/25/34 (d)	7,908	7,127
Series 2004-4 Class M2, 0.9944% 6/25/34 (d)	8,873	8,073
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (b)	4,490,000	4,472,956
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,782,508
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,341,753	1,339,031
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,443,653	3,435,839
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,807,718
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (d)	4,436	4,113
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (d)	33,155	31,015
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	3,678,000	3,670,147
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,325,682
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,778,533
Series 2015-2 Class A, 2.44% 1/15/27 (b)	3,480,000	3,504,450
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	4,310,000	4,352,479
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,059,342
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,498,324
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,993,088
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,982,654
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (d)	81,136	69,182
Class M4, 1.2194% 1/25/35 (d)	39,567	25,494
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(d)	147,540	137,816
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (b)(d)	111,281	106,977
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A: - continued
Class B, 0.4776% 11/15/34 (b)(d)	$ 40,376	$ 37,490
Class C, 0.5776% 11/15/34 (b)(d)	66,637	58,697
Class D, 0.9476% 11/15/34 (b)(d)	25,276	20,878
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,951,927
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,411,635
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	2,732,000	2,714,846
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	38,854	1,150
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (d)	34,097	32,263
Series 2003-3 Class M1, 1.4894% 8/25/33 (d)	38,972	37,566
Series 2003-5 Class A2, 0.8905% 12/25/33 (d)	2,817	2,634
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (d)	141,116	94,071
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,200,554
Series 2015-A Class A3, 1.42% 9/17/18 (b)	2,402,000	2,403,751
Series 2015-B Class A3, 1.4% 11/15/18 (b)	2,966,000	2,966,219
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (d)	22,263	9,203
Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (d)	45,224	45,130
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (d)	11,875	11,809
Series 2006-A Class 2C, 1.432% 3/27/42 (d)	392,000	193,890
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (d)	38,587	546
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,742,776
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (d)	14,910	12,500
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (d)	41,947	38,327
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (d)	22,783	22,589
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (d)	176,407	170,420
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (d)	4,895	4,569
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (d)	57,836	51,797
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (d)	32,984	31,147
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (d)	25,750	488
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (d)	$ 162,650	$ 144,604
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,489,735
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (d)	60,741	57,477
Class M4, 2.3744% 9/25/34 (d)	77,891	35,997
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (d)	126,217	111,184
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (d)	582	551
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	280,609
Series 2013-5 Class A3, 0.82% 2/15/18	939,709	939,561
Series 2014-4 Class B, 1.82% 5/15/19	774,000	778,120
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (d)	90,399	83,144
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (d)	78,164	75,783
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (d)	4,865	4,270
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,703,158
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,035,385
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (d)	2,472	2,204
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (b)(d)	316,998	180,689
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,093,211
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	2,226,000	2,234,120
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(d)	203,978	203,382
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,753,943
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,161,310
TOTAL ASSET-BACKED SECURITIES (Cost $160,796,888)		162,111,927
Collateralized Mortgage Obligations - 2.3%
	Principal Amount	Value
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(d)	$ 622,872	$ 641,644
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (d)	25,291	24,937
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(d)	451,128	448,557
Class C2, 1.4028% 12/20/54 (b)(d)	578,000	570,948
Series 2006-2 Class C1, 1.1428% 12/20/54 (d)	463,000	451,650
Series 2006-3 Class C2, 1.2028% 12/20/54 (d)	128,000	126,093
Series 2006-4:
Class B1, 0.3828% 12/20/54 (d)	521,000	511,010
Class C1, 0.9628% 12/20/54 (d)	319,000	308,710
Class M1, 0.5428% 12/20/54 (d)	137,000	133,574
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (d)	258,000	247,903
Class 1M1, 0.5028% 12/20/54 (d)	172,000	165,997
Class 2C1, 1.0628% 12/20/54 (d)	117,000	113,729
Class 2M1, 0.7028% 12/20/54 (d)	222,000	217,544
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (d)	308,000	299,406
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (d)	60,571	60,442
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.737% 1/20/44 (d)	36,767	36,407
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (d)	359,588	358,291
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (d)	32,203	29,766
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (d)	72,568	65,311
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (b)(d)	48,190	43,751
Class B6, 3.0385% 6/10/35 (b)(d)	80,169	73,867
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	2,641	2,592
TOTAL PRIVATE SPONSOR		4,932,129
U.S. Government Agency - 2.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	417,225	442,270
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	$ 5,448	$ 5,598
Series 2015-28 Class P, 2.5% 5/25/45	8,311,243	8,471,515
sequential payer Series 2011-99 Class DV, 5% 1/25/26	2,829,199	2,962,171
Series 2014-57 Class A, 3% 9/25/44	2,409,181	2,481,785
Series 2015-28 Class JE, 3% 5/25/45	6,668,739	6,917,894
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	15,776	16,113
Series 2363 Class PF, 6% 9/15/16	14,797	15,073
Series 3820 Class DA, 4% 11/15/35	323,545	341,756
Series 4176 Class BA, 3% 2/15/33	449,032	464,145
Series 3777 Class AC, 3.5% 12/15/25	573,402	604,922
Series 3949 Class MK, 4.5% 10/15/34	253,043	274,294
Series 4472 Class WL, 3% 5/15/45	3,023,719	3,126,504
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	28,930	29,262
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	7,941,104	8,138,035
TOTAL U.S. GOVERNMENT AGENCY		34,291,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,607,911)		39,223,466
Commercial Mortgage Securities - 8.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	498,604	511,223
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (d)(f)	51,822	649
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (d)	4,060,399	4,104,113
Series 2006-3 Class A4, 5.889% 7/10/44	1,595,284	1,624,068
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	434,162
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	833,302	857,093
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	13,936
Series 2007-2 Class A4, 5.6126% 4/10/49 (d)	3,713,000	3,866,395
Series 2007-3 Class A4, 5.5746% 6/10/49 (d)	672,903	704,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(d)	$ 2,015,000	$ 1,997,355
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(d)	3,799	3,427
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(d)	89,860	79,865
Class B1, 1.5994% 1/25/36 (b)(d)	3,753	2,387
Class M1, 0.6494% 1/25/36 (b)(d)	28,987	23,484
Class M2, 0.6694% 1/25/36 (b)(d)	8,696	6,818
Class M3, 0.6994% 1/25/36 (b)(d)	12,700	9,575
Class M4, 0.8094% 1/25/36 (b)(d)	7,024	5,184
Class M5, 0.8494% 1/25/36 (b)(d)	7,024	5,157
Class M6, 0.8994% 1/25/36 (b)(d)	7,460	5,340
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(d)	3,673	377
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(d)	60,951	51,056
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(d)	62,497	53,319
Class A2, 0.5194% 7/25/37 (b)(d)	58,430	48,069
Class M1, 0.5694% 7/25/37 (b)(d)	20,518	15,703
Class M2, 0.6094% 7/25/37 (b)(d)	11,085	7,804
Class M3, 0.6894% 7/25/37 (b)(d)	8,495	4,981
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(d)	55,156	44,929
Class M1, 0.5094% 7/25/37 (b)(d)	12,235	9,460
Class M2, 0.5394% 7/25/37 (b)(d)	13,127	9,427
Class M3, 0.5694% 7/25/37 (b)(d)	20,251	8,903
Class M4, 0.6994% 7/25/37 (b)(d)	32,043	9,407
Class M5, 0.7994% 7/25/37 (b)(d)	15,385	3,020
Series 2007-4A Class M1, 1.1494% 9/25/37 (b)(d)	22,278	4,253
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	551,128	1,754
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	751,973	775,193
Series 2006-PW14 Class A1A, 5.189% 12/11/38	362,364	376,391
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (d)	743,487	754,357
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (d)	663,907	677,577
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (b)(d)(f)	9,943,581	10,421
Series 2007-T28 Class X2, 0.1359% 9/11/42 (b)(d)(f)	6,193,122	681
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(d)	2,065,000	2,041,577
Commercial Mortgage Securities - continued
	Principal Amount	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(d)	$ 34,736	$ 33,050
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	745,253	796,707
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(d)	5,543,000	5,534,364
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (b)	5,000,000	5,075,120
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,482,000	1,524,538
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (d)	1,578,004	1,602,935
Series 2015-GC29 Class A2, 2.67% 4/10/48	1,388,000	1,407,111
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.2994% 1/15/46 (d)	414,747	415,886
Series 2006-CD3 Class A5, 5.617% 10/15/48	253,445	260,551
Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,716
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (d)	1,101,811	1,102,939
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	234,109
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(d)	1,500,000	1,495,943
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,184,151
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,071,377
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	814,047
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,008,599
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,007,910
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	973,072
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(d)	14,378	14,381
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (d)	810,494	831,713
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,160,410	1,204,306
Class A4, 5.306% 12/10/46	1,207,775	1,247,826
Series 2006-C7 Class A4, 5.7496% 6/10/46 (d)	844,280	858,486
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	451,674
Series 2007-C3 Class A4, 5.6993% 6/15/39 (d)	73,366	76,901
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	$ 310	$ 0
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(d)	264,000	262,213
Class C, 2.4476% 3/15/17 (b)(d)	257,000	255,269
Class D, 3.3976% 3/15/17 (b)(d)	389,000	385,780
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	2,482,000	2,463,338
Class B, 1.3873% 4/15/27 (b)(d)	711,000	707,185
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(d)	5,105,000	5,103,821
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(d)	2,358,850	2,365,804
Class CFX, 3.4949% 12/15/19 (b)(d)	1,059,000	1,043,532
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,903,000	1,972,077
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (d)	478,056	482,091
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	1,682,965	1,759,956
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	932,327	972,866
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (d)	3,109,850	3,156,221
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (d)	420,913	423,402
Class A4, 5.553% 4/10/38 (d)	1,215,325	1,216,754
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	151,563
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(d)	399,314	398,131
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	432,323	448,115
Class A4, 5.56% 11/10/39	6,024,988	6,207,913
Series 2012-GC6 Class A1, 1.282% 1/10/45	23,774	23,791
Series 2015-GC32 Class A2, 3.115% 7/10/48	2,500,000	2,574,625
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(d)	478,936	478,605
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	109,759
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,041,321
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	$ 1,567,000	$ 1,603,489
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(d)	15,938	15,624
Class F, 0.5276% 11/15/18 (b)(d)	44,014	42,315
Class G, 0.5576% 11/15/18 (b)(d)	38,259	36,618
Class H, 0.6976% 11/15/18 (b)(d)	29,463	28,138
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(d)	1,100,000	1,097,527
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(d)	1,700,000	1,697,066
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,910,594	1,942,971
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	91,462	94,144
Class A4, 5.399% 5/15/45	2,396,182	2,445,339
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (d)	29,781	31,356
Series 2007-LDPX Class A3, 5.42% 1/15/49	553,464	577,270
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (d)	954,743	977,677
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	892,635	894,785
Series 2006-C6 Class A4, 5.372% 9/15/39	232,645	239,151
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,220,852	2,311,305
Class A2, 5.3% 11/15/38	67,772	68,182
Series 2007-C1 Class A4, 5.424% 2/15/40	3,030,943	3,154,199
Series 2007-C2 Class A3, 5.43% 2/15/40	84,688	88,535
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,114,842	1,151,598
Series 2007-C7 Class A3, 5.866% 9/15/45	1,244,011	1,340,207
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (b)(d)	188,000	185,549
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	678,747	698,594
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	12,658	12,687
Series 2007-5 Class A4, 5.378% 8/12/48	4,846,316	5,039,486
Series 2006-1 Class AM, 5.5154% 2/12/39 (d)	506,000	512,140
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,527
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	839,715
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(d)	$ 40,774	$ 40,802
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(d)	72,216	71,995
Class E, 0.4355% 10/15/20 (b)(d)	95,138	94,523
Class F, 0.4855% 10/15/20 (b)(d)	57,094	56,732
Class G, 0.5255% 10/15/20 (b)(d)	70,577	70,041
Class H, 0.6155% 10/15/20 (b)(d)	44,426	43,200
Class J, 0.7655% 10/15/20 (b)(d)	25,649	23,658
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	346,808	360,335
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	872,975	885,491
Series 2006-IQ11 Class A1A, 5.6968% 10/15/42 (d)	783,929	795,789
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,252,681
Series 2007-T27 Class A1A, 5.649% 6/11/42 (d)	820,138	868,344
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	19,528	20,094
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(d)	2,027,000	2,016,040
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	525,060
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(d)	45,086	42,813
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,558,996	1,624,072
Class A4, 5.308% 11/15/48	555,721	573,011
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,689,654
Series 2007-C32 Class A3, 5.7146% 6/15/49 (d)	367,000	386,118
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (d)	3,144,464	3,286,043
Class A5, 5.9507% 2/15/51 (d)	143,000	153,549
Series 2006-C23 Class A1A, 5.422% 1/15/45	1,989,310	2,007,026
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	646,259	653,388
Series 2006-C25 Class A1A, 5.7094% 5/15/43 (d)	759,958	776,031
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	824,207	846,394
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	441,040	453,421
Class A3, 5.765% 7/15/45 (d)	751,855	767,116
Series 2007-C31 Class C, 5.6711% 4/15/47 (d)	59,000	57,303
Series 2007-C31A Class A2, 5.421% 4/15/47	66,401	66,465
Commercial Mortgage Securities - continued
	Principal Amount	Value
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	$ 1,310,000	$ 1,317,715
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3093% 11/15/29 (b)(d)	1,589,600	1,580,698
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $143,470,820)		142,013,894
Municipal Securities - 0.4%

Illinois Gen. Oblig.:
Series 2011:
4.961% 3/1/16	3,770,000	3,833,185
5.877% 3/1/19	1,575,000	1,720,436
Series 2013, 2.69% 12/1/17	500,000	498,155
TOTAL MUNICIPAL SECURITIES (Cost $6,056,431)		6,051,776
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 6% 1/17/17	2,000,000	2,105,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,348,984
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,409,954)		3,453,984
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,349)	426,000	425,279
Bank Notes - 2.4%

Bank of America NA:
1.25% 2/14/17	2,420,000	2,417,609
1.65% 3/26/18	1,924,000	1,914,407
1.75% 6/5/18	2,000,000	1,989,376
5.3% 3/15/17	250,000	262,808
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,312,064
Capital One Bank NA 2.25% 2/13/19	1,000,000	991,888
Capital One NA 1.65% 2/5/18	3,000,000	2,961,852
Discover Bank 3.1% 6/4/20	1,499,000	1,495,857
Bank Notes - continued
	Principal Amount	Value
Fifth Third Bank:
1.45% 2/28/18	$ 580,000	$ 573,137
2.875% 10/1/21	2,000,000	1,986,982
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,015,665
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,901,639
KeyBank NA:
1.65% 2/1/18	397,000	395,514
2.5% 12/15/19	3,783,000	3,787,857
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,104,057
Marshall & Ilsley Bank 5% 1/17/17	778,000	811,991
Regions Bank 7.5% 5/15/18	250,000	283,548
Regions Financial Corp. 2.25% 9/14/18	3,000,000	2,998,575
The Toronto Dominion Bank 2.125% 7/2/19	5,000,000	4,991,480
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,189,373
Union Bank NA 2.125% 6/16/17	700,000	705,298
Wachovia Bank NA 6% 11/15/17	570,000	622,715
TOTAL BANK NOTES (Cost $40,607,134)		40,713,692
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $16,462,751)	158,247	16,060,481
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.15% (a) (Cost $28,265,783)	28,265,783	28,265,783
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,720,967,165)		1,721,811,805
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,736,974
NET ASSETS - 100%		$ 1,730,548,779
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 29,002	$ (2,771)	$ -	$ (2,771)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,074,744 or 16.1% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,327.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,546
Fidelity Specialized High Income Central Fund	663,959
Total	$ 711,505
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 5,670,651	$ -	$ 16,060,481	2.1%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,180,834,592	$ -	$ 1,180,834,592	$ -
U.S. Government and Government Agency Obligations	88,541,608	-	88,541,608	-
U.S. Government Agency - Mortgage Securities	14,115,323	-	14,115,323	-
Asset-Backed Securities	162,111,927	-	161,931,216	180,711
Collateralized Mortgage Obligations	39,223,466	-	39,223,466	-
Commercial Mortgage Securities	142,013,894	-	142,013,517	377
Municipal Securities	6,051,776	-	6,051,776	-
Foreign Government and Government Agency Obligations	3,453,984	-	3,453,984	-
Supranational Obligations	425,279	-	425,279	-
Bank Notes	40,713,692	-	40,713,692	-
Fixed-Income Funds	16,060,481	16,060,481	-	-
Money Market Funds	28,265,783	28,265,783	-	-
Total Investments in Securities:	$ 1,721,811,805	$ 44,326,264	$ 1,677,304,453	$ 181,088
Derivative Instruments:
Liabilities
Swaps	$ (2,771)	$ -	$ (2,771)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,771)
Total Value of Derivatives	$ -	$ (2,771)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
United Kingdom	5.2%
Canada	3.0%
Japan	1.5%
France	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,676,238,631)	$ 1,677,485,541
Fidelity Central Funds (cost $44,728,534)	44,326,264
Total Investments (cost $1,720,967,165)		$ 1,721,811,805
Cash		3,114
Receivable for investments sold		22,300
Receivable for fund shares sold		5,023,509
Dividends receivable		2,429
Interest receivable		9,644,973
Distributions receivable from Fidelity Central Funds		1,806
Other receivables		12,947
Total assets		1,736,522,883

Liabilities
Payable for fund shares redeemed	$ 4,850,569
Distributions payable	228,881
Bi-lateral OTC swaps, at value	2,771
Accrued management fee	443,059
Distribution and service plan fees payable	171,770
Other affiliated payables	277,054
Total liabilities		5,974,104

Net Assets		$ 1,730,548,779
Net Assets consist of:
Paid in capital		$ 1,751,401,942
Undistributed net investment income		1,692,799
Accumulated undistributed net realized gain (loss) on investments		(23,387,831)
Net unrealized appreciation (depreciation) on investments		841,869
Net Assets		$ 1,730,548,779

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($304,039,692 ÷ 26,631,457 shares)	$ 11.42

Maximum offering price per share (100/97.25 of $11.42)	$ 11.74
Class T:
Net Asset Value and redemption price per share ($193,612,418 ÷ 16,949,159 shares)	$ 11.42

Maximum offering price per share (100/97.25 of $11.42)	$ 11.74
Class B:
Net Asset Value and offering price per share ($919,071 ÷ 80,601 shares)A	$ 11.40

Class C:
Net Asset Value and offering price per share ($81,929,448 ÷ 7,192,780 shares)A	$ 11.39

Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($758,240,052 ÷ 66,247,750 shares)	$ 11.45

Class I:
Net Asset Value, offering price and redemption price per share ($391,808,098 ÷ 34,225,532 shares)	$ 11.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015
Investment Income
Interest		$ 29,015,830
Income from Fidelity Central Funds		711,505
Total income		29,727,335

Expenses
Management fee	$ 4,109,478
Transfer agent fees	1,843,094
Distribution and service plan fees	1,935,405
Fund wide operations fee	518,975
Independent trustees' compensation	5,202
Miscellaneous	1,701
Total expenses before reductions	8,413,855
Expense reductions	(275)	8,413,580
Net investment income (loss)		21,313,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,046,045
Swaps	2,277
Total net realized gain (loss)		2,048,322
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,803,704)
Swaps	28,454
Total change in net unrealized appreciation (depreciation)		(16,775,250)
Net gain (loss)		(14,726,928)
Net increase (decrease) in net assets resulting from operations		$ 6,586,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,313,755	$ 11,109,882
Net realized gain (loss)	2,048,322	2,598,311
Change in net unrealized appreciation (depreciation)	(16,775,250)	4,301,418
Net increase (decrease) in net assets resulting from operations	6,586,827	18,009,611
Distributions to shareholders from net investment income	(19,985,756)	(9,623,279)
Share transactions - net increase (decrease)	941,601,529	286,934,566
Total increase (decrease) in net assets	928,202,600	295,320,898

Net Assets
Beginning of period	802,346,179	507,025,281
End of period (including undistributed net investment income of $1,692,799 and undistributed net investment income of $1,783,383, respectively)	$ 1,730,548,779	$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Income from Investment Operations
Net investment income (loss) C	.170	.232	.243	.289	.344
Net realized and unrealized gain (loss)	(.111)	.160	(.384)	.215	.163
Total from investment operations	.059	.392	(.141)	.504	.507
Distributions from net investment income	(.159)	(.202)	(.219)	(.264)	(.322)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.159)	(.202)	(.219)	(.264)	(.337)
Net asset value, end of period	$ 11.42	$ 11.52	$ 11.33	$ 11.69	$ 11.45
Total ReturnA, B	.51%	3.48%	(1.24)%	4.46%	4.59%
Ratios to Average Net AssetsD, F
Expenses before reductions	.76%	.79%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.76%	.79%	.82%	.83%	.83%
Expenses net of all reductions	.76%	.79%	.82%	.83%	.83%
Net investment income (loss)	1.48%	2.02%	2.09%	2.52%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,040	$ 215,800	$ 155,980	$ 192,761	$ 187,442
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.170	.234	.246	.292	.348
Net realized and unrealized gain (loss)	(.121)	.161	(.384)	.225	.153
Total from investment operations	.049	.395	(.138)	.517	.501
Distributions from net investment income	(.159)	(.205)	(.222)	(.267)	(.326)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.159)	(.205)	(.222)	(.267)	(.341)
Net asset value, end of period	$ 11.42	$ 11.53	$ 11.34	$ 11.70	$ 11.45
Total ReturnA, B	.42%	3.50%	(1.21)%	4.57%	4.53%
Ratios to Average Net AssetsD, F
Expenses before reductions	.76%	.77%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.76%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.76%	.77%	.80%	.80%	.80%
Net investment income (loss)	1.48%	2.04%	2.11%	2.54%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,612	$ 198,510	$ 210,150	$ 265,426	$ 274,215
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.090	.149	.159	.206	.264
Net realized and unrealized gain (loss)	(.122)	.161	(.384)	.225	.154
Total from investment operations	(.032)	.310	(.225)	.431	.418
Distributions from net investment income	(.078)	(.120)	(.135)	(.181)	(.243)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.078)	(.120)	(.135)	(.181)	(.258)
Net asset value, end of period	$ 11.40	$ 11.51	$ 11.32	$ 11.68	$ 11.43
Total ReturnA, B	(.28)%	2.75%	(1.95)%	3.81%	3.77%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.46%	1.51%	1.55%	1.55%	1.55%
Net investment income (loss)	.78%	1.30%	1.36%	1.79%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 1,507	$ 2,956	$ 5,209	$ 7,018
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.081	.143	.155	.204	.262
Net realized and unrealized gain (loss)	(.121)	.162	(.384)	.225	.154
Total from investment operations	(.040)	.305	(.229)	.429	.416
Distributions from net investment income	(.070)	(.115)	(.131)	(.179)	(.241)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.070)	(.115)	(.131)	(.179)	(.256)
Net asset value, end of period	$ 11.39	$ 11.50	$ 11.31	$ 11.67	$ 11.42
Total ReturnA, B	(.35)%	2.70%	(1.98)%	3.79%	3.76%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of fee waivers, if any	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of all reductions	1.54%	1.56%	1.58%	1.57%	1.56%
Net investment income (loss)	.71%	1.25%	1.34%	1.78%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,929	$ 64,333	$ 53,096	$ 65,425	$ 63,435
Portfolio turnover rateE	44%	94%	112%	129%	108%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Limited Term Bond Fund

Years ended August 31,	2015	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.205	.209
Net realized and unrealized gain (loss)	(.110)	.038
Total from investment operations	.095	.247
Distributions from net investment income	(.195)	(.197)
Net asset value, end of period	$ 11.45	$ 11.55
Total ReturnB, C	.83%	2.17%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%	.46%A
Expenses net of fee waivers, if any	.45%	.46%A
Expenses net of all reductions	.45%	.46%A
Net investment income (loss)	1.79%	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 758,240	$ 147,629
Portfolio turnover rateF	44%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Income from Investment Operations
Net investment income (loss) B	.200	.262	.273	.319	.373
Net realized and unrealized gain (loss)	(.111)	.161	(.385)	.213	.163
Total from investment operations	.089	.423	(.112)	.532	.536
Distributions from net investment income	(.189)	(.233)	(.248)	(.292)	(.351)
Distributions from net realized gain	-	-	-	-	(.015)
Total distributions	(.189)	(.233)	(.248)	(.292)	(.366)
Net asset value, end of period	$ 11.45	$ 11.55	$ 11.36	$ 11.72	$ 11.48
Total ReturnA	.78%	3.74%	(.99)%	4.71%	4.85%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.53%	.57%	.58%	.58%
Expenses net of fee waivers, if any	.50%	.53%	.57%	.58%	.58%
Expenses net of all reductions	.50%	.53%	.57%	.58%	.58%
Net investment income (loss)	1.74%	2.28%	2.34%	2.77%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,808	$ 174,568	$ 84,843	$ 101,234	$ 89,583
Portfolio turnover rateD	44%	94%	112%	129%	108%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing theFund's investments and ratifies the fair value determinations of the Committee.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,442,834
Gross unrealized depreciation	(13,428,925)
Net unrealized appreciation (depreciation) on securities	$ (986,091)

Tax cost	$ 1,722,797,896

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (18,769,280)
Net unrealized appreciation (depreciation) on securities and other investments	$ (988,862)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (9,328)
2018	(18,759,952)
Total capital loss carryforward	$ (18,769,280)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 19,985,756	$ 9,623,279

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 2,277	$ 28,454

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments

Annual Report

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,023,068,293 and $111,271,032, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 675,894	$ 24,462
Class T	-%	.25%	498,534	3,723
Class B	.65%	.25%	12,131	8,790
Class C	.75%	.25%	748,846	227,694
			$ 1,935,405	$ 264,669

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,170
Class T	8,013
Class B*	1,363
Class C*	26,310
$ 88,856

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 439,033.16
Class T	324,461.16
Class B	2,855.21
Class C	138,769.19
Fidelity Limited Term Bond Fund	456,943.10
Class I	481,033.15
	$ 1,843,094

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,666 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $37,016.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $275.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014 A
From net investment income
Class A	$ 3,729,622	$ 2,893,531
Class T	2,760,770	3,556,428
Class B	9,214	22,695
Class C	455,450	536,307
Fidelity Limited Term Bond Fund	7,753,652	607,551
Class I	5,277,048	2,006,767
Total	$ 19,985,756	$ 9,623,279

A Distributions for Fidelity Limited Term Bond are for the period November 1,2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014A	2015	2014A
Class A
Shares sold	22,883,010	10,847,566	$ 262,802,297	$ 124,869,215
Reinvestment of distributions	302,206	208,500	3,471,902	2,397,934
Shares redeemed	(15,281,488)	(6,091,458)	(175,517,852)	(70,009,216)
Net increase (decrease)	7,903,728	4,964,608	$ 90,756,347	$ 57,257,933
Class T
Shares sold	4,726,276	3,899,081	$ 54,308,583	$ 44,828,669
Reinvestment of distributions	225,689	297,112	2,594,606	3,417,898
Shares redeemed	(5,219,634)	(5,511,248)	(59,996,049)	(63,287,515)
Net increase (decrease)	(267,669)	(1,315,055)	$ (3,092,860)	$ (15,040,948)
Class B
Shares sold	45,219	52,940	$ 518,562	$ 608,151
Reinvestment of distributions	769	1,811	8,827	20,790
Shares redeemed	(96,326)	(184,922)	(1,103,458)	(2,120,277)
Net increase (decrease)	(50,338)	(130,171)	$ (576,069)	$ (1,491,336)
Class C
Shares sold	3,762,661	2,287,309	$ 43,110,911	$ 26,267,736
Reinvestment of distributions	34,649	39,613	397,236	454,467
Shares redeemed	(2,200,235)	(1,426,708)	(25,199,324)	(16,339,367)
Net increase (decrease)	1,597,075	900,214	$ 18,308,823	$ 10,382,836
Fidelity Limited Term Bond Fund
Shares sold	73,683,363	13,984,352	$ 848,661,103	$ 161,443,242
Reinvestment of distributions	626,332	48,197	7,211,684	556,543
Shares redeemed	(20,841,425)	(1,253,069)	(239,689,901)	(14,462,847)
Net increase (decrease)	53,468,270	12,779,480	$ 616,182,886	$ 147,536,938
Class I
Shares sold	31,060,194	10,857,590	$ 357,596,586	$ 125,345,047
Reinvestment of distributions	376,794	150,661	4,341,226	1,737,480
Shares redeemed	(12,319,776)	(3,366,294)	(141,915,410)	(38,793,384)
Net increase (decrease)	19,117,212	7,641,957	$ 220,022,402	$ 88,289,143

A Share transactions for Fidelity Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Limited Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Limited Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 4.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,906,679 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTBI-UANN-1015
1.784753.112
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-1.68%	2.09%	3.05%
Class T (incl. 4.00% sales charge)	-1.76%	2.10%	3.05%
Class B (incl. contingent deferred sales charge) A	-3.38%	1.83%	2.97%
Class C (incl. contingent deferred sales charge) B	0.59%	2.18%	2.71%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past ten year total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2005, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager William Irving and Co-Portfolio Manager Franco Castagliuolo: For the year, most of the fund's share classes (excluding sales charges, if applicable) topped or were roughly in line with the 2.66% gain of the benchmark Barclays® U.S. MBS Index. We continued to execute our long-term strategy of trying to exploit market inefficiencies and identify attractively priced securities. We benefited from out-of-benchmark holdings in high-quality asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as overweighting "private label" MBS issued by financial institutions rather than government agencies. These holdings generally outpaced the index, boosted partly by the higher income they generated relative to agency-backed MBS. Additionally, they enjoyed better-than-average price appreciation given the growing demand for higher-yielding alternatives to agency MBS. Relative performance also was boosted by our use of TBA (To Be Announced) securities, a type of forward, or delayed delivery, MBS transaction. Our focus on certain prepayment-resistant securities, such as mortgages with minimal remaining balances, was another security selection decision that helped. There weren't any decisions that materially detracted from our result relative to the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,002.30	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class T	.79%
Actual		$ 1,000.00	$ 1,002.30	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.49%
Actual		$ 1,000.00	$ 997.90	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 998.60	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,003.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 1,002.90	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	4.1	2.3
1 - 1.99%	5.4	6.2
2 - 2.99%	6.5	7.7
3 - 3.99%	37.7	35.5
4 - 4.99%	26.6	28.6
5 - 5.99%	9.2	10.3
6 - 6.99%	2.1	2.5
7% and above	1.4	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	5.2	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	3.6	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015 **
	Mortgage Securities 83.6%		Mortgage Securities 84.5%
	CMOs and Other Mortgage Related Securities 32.2%		CMOs and Other Mortgage Related Securities 24.1%
	Asset-Backed Securities 3.5%		Asset-Backed Securities 7.1%
	Short-Term Investments and Net Other Assets (Liabilities)† (19.3)%		Short-Term Investments and Net Other Assets (Liabilities)† (15.7)%
* Foreign investments	1.0%	** Foreign investments	0.3%
* Futures and Swaps	(8.6)%	** Futures and Swaps	(7.2)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underliying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 91.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 45.2%
1.814% 9/1/36 (e)	$ 88	$ 91
2.06% 1/1/35 (e)	209	222
2.07% 4/1/37 (e)	106	112
2.143% 9/1/36 (e)	95	102
2.149% 3/1/36 (e)	170	180
2.209% 8/1/35 (e)	289	307
2.273% 3/1/40 (e)	213	227
2.302% 6/1/36 (e)	43	46
2.31% 4/1/36 (e)	150	161
2.317% 5/1/36 (e)	222	235
2.334% 7/1/35 (e)	48	51
2.36% 11/1/36 (e)	43	46
2.375% 10/1/36 (e)	172	184
2.399% 7/1/35 (e)	6	6
2.421% 10/1/33 (e)	43	46
2.444% 6/1/36 (e)	447	479
2.458% 3/1/35 (e)	30	32
2.5% 2/1/30	136	138
2.5% 9/1/30 (b)	22,200	22,524
2.53% 9/1/37 (e)	29	31
2.544% 5/1/36 (e)	42	44
2.69% 2/1/42 (e)	689	713
2.758% 1/1/42 (e)	656	682
3% 8/1/41 (e)	439	456
3% 11/1/42 to 3/1/44	40,167	40,514
3% 9/1/45 (b)	11,300	11,349
3% 9/1/45 (b)	5,900	5,925
3% 9/1/45 (b)	11,300	11,349
3% 9/1/45 (b)	700	703
3% 9/1/45 (b)	10,800	10,846
3% 9/1/45 (b)	10,800	10,846
3% 9/1/45 (b)	5,200	5,222
3% 10/1/45 (b)	6,600	6,612
3.346% 9/1/41 (e)	130	137
3.461% 12/1/40 (e)	6,281	6,660
3.5% 4/1/29 to 8/1/45	58,071	60,485
3.5% 9/1/45 (b)	300	311
3.5% 9/1/45 (b)	9,600	9,948
3.5% 9/1/45 (b)	5,900	6,114
3.5% 9/1/45 (b)	35,800	37,098
4% 11/1/26 to 4/1/45	83,961	89,632
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/45 (b)	$ 5,400	$ 5,735
4% 9/1/45 (b)	5,300	5,629
4% 9/1/45 (b)	1,450	1,540
4% 9/1/45 (b)	10,200	10,833
4.5% 5/1/25 to 4/1/45	65,802	71,520
4.5% 9/1/45 (b)	5,600	6,066
5% 5/1/20 to 10/1/41	2,416	2,687
5.5% 2/1/18 to 4/1/39	3,887	4,375
5.565% 8/1/46 (e)	44	47
6.5% 3/1/16 to 5/1/38	1,688	1,922
7% 12/1/15 to 5/1/30	1,015	1,168
7.5% 8/1/22 to 9/1/32	659	785
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	90	102
9% 10/1/30	201	250
9.5% 7/1/16 to 8/1/22	6	6
		453,549
Freddie Mac - 22.4%
1.82% 3/1/35 (e)	108	112
2.05% 6/1/37 (e)	30	31
2.055% 11/1/35 (e)	267	281
2.095% 8/1/37 (e)	77	82
2.105% 3/1/36 (e)	293	308
2.121% 5/1/37 (e)	74	79
2.333% 4/1/37 (e)	98	105
2.385% 6/1/37 (e)	22	23
2.394% 10/1/42 (e)	736	776
2.415% 6/1/37 (e)	271	290
2.448% 6/1/37 (e)	529	567
2.481% 5/1/34 (e)	7	8
2.595% 4/1/37 (e)	9	9
2.698% 6/1/33 (e)	747	798
2.757% 7/1/36 (e)	86	92
2.757% 12/1/36 (e)	398	426
2.78% 10/1/36 (e)	14	14
3% 11/1/42 to 6/1/43	14,948	15,059
3% 9/1/45 (b)	39,200	39,255
3.091% 9/1/41 (e)	669	696
3.155% 10/1/35 (e)	41	43
3.434% 12/1/40 (e)	2,680	2,814
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 4/1/42 to 6/1/45	$ 70,117	$ 72,770
4% 2/1/41 to 7/1/45	31,564	33,711
4.5% 7/1/25 to 8/1/44 (d)	12,472	13,552
5% 7/1/33 to 7/1/41 (c)	15,993	17,766
5.5% 10/1/17 to 10/1/39	11,682	13,039
6% 5/1/16 to 6/1/39	2,658	3,002
6.5% 2/1/16 to 9/1/39	4,323	4,912
7% 6/1/21 to 9/1/36	1,478	1,719
7.5% 9/1/15 to 7/1/34	1,915	2,242
8% 11/1/16 to 1/1/37	19	22
8.5% 8/1/16 to 9/1/20	2	2
9% 9/1/16 to 5/1/21	12	12
10% 1/1/16 to 12/1/18	0	0
		224,617
Ginnie Mae - 23.6%
3% 6/15/42 to 4/15/45	7,740	7,867
3% 9/1/45 (b)	37,350	37,840
3.5% 3/15/42 to 6/20/45	48,004	50,074
3.5% 9/1/45 (b)	16,100	16,764
3.5% 9/1/45 (b)	17,000	17,701
4% 7/20/33 to 7/20/45	46,129	49,220
4% 9/1/45 (b)	1,200	1,272
4.5% 8/15/33 to 5/20/41	34,844	38,128
5% 9/20/33 to 6/15/41	10,924	12,259
5.5% 10/15/33 to 9/15/39	3,116	3,545
6.5% 10/15/34 to 7/15/36	187	217
7% 2/15/24 to 4/20/32	907	1,066
7.5% 12/15/21 to 12/15/29	336	392
8% 6/15/21 to 12/15/25	195	227
8.5% 1/15/17 to 10/15/28	159	187
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	2	3
		236,762
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $904,052)		914,928
Asset-Backed Securities - 3.5%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust Series 2014-1 Class A, 1.14% 3/12/18 (a)	$ 337	$ 337
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	1,148	1,147
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (a)	1,300	1,301
Series 2014-1A Class A, 1.46% 12/17/18 (a)	2,258	2,255
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	1,198	1,200
Series 2013-D Class A, 1.54% 7/16/18 (a)	1,849	1,851
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	1,454	1,451
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	58	2
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,563	1,588
Series 2007-CH4 Class A3, 0.3005% 2/25/32 (e)	2,250	2,231
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.4894% 8/25/36 (e)	5,300	5,021
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (a)	2,988	2,992
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	7,502	7,528
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6205% 5/25/35 (e)	1,995	1,921
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	187	186
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,036	1,036
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	2,866	2,862
TOTAL ASSET-BACKED SECURITIES (Cost $34,927)		34,909
Collateralized Mortgage Obligations - 16.8%

Private Sponsor - 7.9%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (a)(e)	8,235	7,944
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (a)(e)	412	401
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.6407% 3/27/36 (a)(e)	3,866	3,856
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	$ 3,665	$ 3,604
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	7,038	7,113
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5505% 11/26/35 (a)(e)	5,500	5,363
Series 2014-15R Class 7A3, 1.1124% 10/26/37 (a)(e)	2,835	2,776
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (a)(e)	582	599
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (a)(e)	4,720	4,383
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	4,940	4,887
Series 2014-3R Class 2A1, 0.8847% 5/27/37 (a)(e)	1,476	1,400
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	9,444	9,435
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	648	649
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (e)	392	390
Granite Master Issuer PLC floater Series 2007-1 Class 1B1, 0.3428% 12/20/54 (e)	6,767	6,631
Granite Mortgages floater Series 2003-2 Class 1B, 1.267% 7/20/43 (e)	3,201	3,189
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7984% 1/26/37 (a)(e)	390	389
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (e)	265	245
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	1,495	1,522
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (e)	1,446	1,301
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	3,748	3,793
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (e)	200	197
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8305% 9/25/43 (e)	333	322
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	252	255
Series 2003-MS5 Class 1A1, 5% 3/25/18	273	279
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.5287% 9/25/33 (e)	$ 1,025	$ 1,024
Series 2005-AR10 Class 2A15, 2.6681% 6/25/35 (e)	5,895	5,992
Series 2005-AR2 Class 1A2, 2.6165% 3/25/35 (e)	248	229
Series 2006-AR10 Class 3A1, 2.7103% 7/25/36 (e)	1,048	1,036
TOTAL PRIVATE SPONSOR		79,204
U.S. Government Agency - 8.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9006% 12/25/33 (e)(g)(h)	364	84
Series 2007-57 Class FA, 0.4294% 6/25/37 (e)	1,597	1,597
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,220	2,451
Series 1999-17 Class PG, 6% 4/25/29	709	779
Series 1999-32 Class PL, 6% 7/25/29	613	674
Series 1999-33 Class PK, 6% 7/25/29	397	438
Series 2001-52 Class YZ, 6.5% 10/25/31	48	54
Series 2005-39 Class TE, 5% 5/25/35	1,028	1,135
Series 2005-73 Class SA, 17.0316% 8/25/35 (e)(h)	83	107
Series 2006-105 Class MD, 5.5% 6/25/35	435	442
Series 2011-35 Class PA, 4% 2/25/39	385	394
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	677	746
Series 2001-31 Class ZC, 6.5% 7/25/31	296	341
Series 2002-16 Class ZD, 6.5% 4/25/32	104	121
Series 2002-74 Class SV, 7.3506% 11/25/32 (e)(g)	249	45
Series 2002-79 Class Z, 5.5% 11/25/22	337	376
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	932	127
Series 06-116 Class SG, 6.4406% 12/25/36 (e)(g)(h)	240	47
Series 07-40 Class SE, 6.2406% 5/25/37 (e)(g)(h)	150	25
Series 1993-165 Class SH, 19.2358% 9/25/23 (e)(h)	35	48
Series 2003-21 Class SK, 7.9006% 3/25/33 (e)(g)(h)	119	33
Series 2003-35 Class TQ, 7.3006% 5/25/18 (e)(g)(h)	51	3
Series 2007-57 Class SA, 39.4236% 6/25/37 (e)(h)	478	958
Series 2007-66:
Class FB, 0.5994% 7/25/37 (e)	843	849
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SB, 38.4036% 7/25/37 (e)(h)	$ 155	$ 297
Series 2008-12 Class SG, 6.1506% 3/25/38 (e)(g)(h)	822	148
Series 2009-114 Class AI, 5% 12/25/23 (g)	268	11
Series 2009-16 Class SA, 6.0506% 3/25/24 (e)(g)(h)	186	7
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	171	8
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	99	8
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	148	12
Series 2010-12 Class AI, 5% 12/25/18 (g)	559	30
Series 2010-135 Class LS, 5.8506% 12/25/40 (e)(g)(h)	750	134
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	959	136
Series 2010-23:
Class AI, 5% 12/25/18 (g)	233	11
Class HI, 4.5% 10/25/18 (g)	168	8
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	506	24
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	314	23
Series 2011-67 Class AI, 4% 7/25/26 (g)	254	29
Series 2011-83 Class DI, 6% 9/25/26 (g)	367	49
Series 2013-N1 Class A, 6.5206% 6/25/35 (e)(g)(h)	768	168
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	148	7
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	199	44
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	140	25
Class 13, 6% 3/25/34 (g)	185	37
Series 359 Class 19, 6% 7/25/35 (e)(g)	130	27
Series 384 Class 6, 5% 7/25/37 (g)	471	98
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	765	845
Series 2104 Class PG, 6% 12/15/28	222	244
Series 2121 Class MG, 6% 2/15/29	316	348
Series 2154 Class PT, 6% 5/15/29	524	576
Series 2162 Class PH, 6% 6/15/29	84	93
Series 2520 Class BE, 6% 11/15/32	382	422
Series 2585 Class KS, 7.4024% 3/15/23 (e)(g)(h)	39	6
Series 2693 Class MD, 5.5% 10/15/33	6,694	7,494
Series 2802 Class OB, 6% 5/15/34	1,894	2,127
Series 3002 Class NE, 5% 7/15/35	631	695
Series 3189 Class PD, 6% 7/15/36	610	701
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	$ 204	$ 220
Series 3786 Class HI, 4% 3/15/38 (g)	899	104
Series 3806 Class UP, 4.5% 2/15/41	1,462	1,582
Series 3832 Class PE, 5% 3/15/41	960	1,091
Series 70 Class C, 9% 9/15/20	7	7
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	108	119
Series 2135 Class JE, 6% 3/15/29	375	413
Series 2274 Class ZM, 6.5% 1/15/31	177	203
Series 2281 Class ZB, 6% 3/15/30	145	159
Series 2357 Class ZB, 6.5% 9/15/31	345	400
Series 2502 Class ZC, 6% 9/15/32	390	433
Series 06-3115 Class SM, 6.4024% 2/15/36 (e)(g)(h)	200	35
Series 1658 Class GZ, 7% 1/15/24	479	534
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,185	247
Series 2380 Class SY, 8.0024% 11/15/31 (e)(g)(h)	1,427	290
Series 2587 Class IM, 6.5% 3/15/33 (g)	208	42
Series 2844:
Class SC, 45.5156% 8/15/24 (e)(h)	15	27
Class SD, 83.8812% 8/15/24 (e)(h)	23	54
Series 2935 Class ZK, 5.5% 2/15/35	1,596	1,814
Series 2947 Class XZ, 6% 3/15/35	690	777
Series 3055 Class CS, 6.3924% 10/15/35 (e)(g)	265	53
Series 3244 Class SG, 6.4624% 11/15/36 (e)(g)(h)	531	102
Series 3274 Class SM, 6.2324% 2/15/37 (e)(g)	315	57
Series 3284 Class CI, 5.9224% 3/15/37 (e)(g)	1,157	212
Series 3287 Class SD, 6.5524% 3/15/37 (e)(g)(h)	747	177
Series 3297 Class BI, 6.5624% 4/15/37 (e)(g)(h)	1,093	222
Series 3336 Class LI, 6.3824% 6/15/37 (e)(g)	504	73
Series 3772 Class BI, 4.5% 10/15/18 (g)	343	17
Series 3949 Class MK, 4.5% 10/15/34	447	484
Series 3955 Class YI, 3% 11/15/21 (g)	1,685	101
Series 4471 Class PA 4% 12/15/40	6,911	7,304
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	299	344
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40	3,166	3,563
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (e)(g)(h)	$ 253	$ 44
Series 2010-H17 Class FA, 0.519% 7/20/60 (e)(i)	301	300
Series 2010-H18 Class AF, 0.4882% 9/20/60 (e)(i)	366	364
Series 2010-H19 Class FG, 0.4882% 8/20/60 (e)(i)	436	434
Series 2011-H13 Class FA, 0.6882% 4/20/61 (e)(i)	179	180
Series 2015-H13 Class FL, 0.4682% 5/20/63 (e)(i)	10,495	10,474
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	570	94
sequential payer:
Series 2002-24 Class SK, 7.7524% 4/16/32 (e)(g)(h)	1,247	261
Series 2002-42 Class ZA, 6% 6/20/32	449	514
Series 2004-24 Class ZM, 5% 4/20/34	935	1,036
Series 1999-40 Class SE, 8.7524% 11/16/29 (e)(g)(h)	333	18
Series 2000-8 Class SA, 8.2524% 1/16/30 (e)(g)(h)	285	16
Series 2001-3 Class S, 7.9024% 2/16/31 (e)(g)	281	57
Series 2001-36:
Class SB, 7.9024% 12/16/23 (e)(g)(h)	747	134
Class SP, 8.5524% 9/16/26 (e)(g)	529	84
Series 2001-38 Class SB, 7.3824% 8/16/31 (e)(g)(h)	453	87
Series 2001-41 Class SG, 8.5524% 9/16/31 (e)(g)	258	37
Series 2001-49:
Class SC, 7.4024% 12/16/25 (e)(g)(h)	982	164
Class SL, 7.4024% 5/16/30 (e)(g)(h)	1,264	238
Class SV, 8.0524% 12/16/28 (e)(g)(h)	496	38
Series 2001-50:
Class SD, 7.9973% 11/20/31 (e)(g)(h)	668	163
Class ST, 7.5024% 8/16/27 (e)(g)(h)	277	56
Series 2002-5 Class SP, 7.2524% 1/16/32 (e)(g)(h)	464	79
Series 2004-32 Class GS, 6.3024% 5/16/34 (e)(g)(h)	424	92
Series 2004-73 Class AL, 7.0024% 8/17/34 (e)(g)(h)	162	31
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,695	415
Series 2012-76 Class GS, 6.5024% 6/16/42 (e)(g)(h)	846	177
Series 2012-97 Class JS, 6.0524% 8/16/42 (e)(g)(h)	2,940	504
Series 2013-124:
Class ES, 8.3963% 4/20/39 (e)(h)	1,482	1,724
Class ST, 8.5297% 8/20/39 (e)(h)	2,784	3,269
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2013-160 Class MS, 5.9973% 9/20/32 (e)(g)(h)	$ 2,441	$ 445
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	13,761	14,101
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	5,304	5,435
TOTAL U.S. GOVERNMENT AGENCY		89,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,870)		168,295
Commercial Mortgage Securities - 15.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (e)(g)	834	10
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,159	2,220
Series 2007-2 Class A4, 5.6126% 4/10/49 (e)	1,293	1,346
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5094% 7/25/37 (a)(e)	41	32
Class M2, 0.5394% 7/25/37 (a)(e)	43	31
Class M3, 0.5694% 7/25/37 (a)(e)	70	31
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (a)(e)	9,000	8,986
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.2994% 1/15/46 (e)	1,748	1,752
Series 2006-CD3 Class A5, 5.617% 10/15/48	181	186
Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,284
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (a)(e)	5,000	4,986
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,154
Series 2015-PC1 Class A5, 3.902% 7/10/50	3,400	3,541
CSMC Series 2015-TOWN:
Class A, 1.4373% 3/15/17 (a)(e)	7,804	7,774
Class B, 2.0976% 3/15/17 (a)(e)	185	184
Class C, 2.4476% 3/15/17 (a)(e)	180	179
Class D, 3.3976% 3/15/17 (a)(e)	273	271
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(e)	1,292	1,282
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	$ 8,600	$ 8,846
Series K034 Class A2, 3.531% 7/25/23	5,549	5,877
Series K035 Class A2, 3.458% 8/25/23	1,022	1,076
Series K032 Class A2, 3.31% 5/25/23	1,628	1,704
Series K036 Class A2, 3.527% 10/25/23	2,681	2,834
Series K047 Class A2, 3.329% 5/25/25	7,200	7,468
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,703
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (a)(e)	12,750	12,747
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,120
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	544	564
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (a)(e)	513	512
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (a)(e)	896	895
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (a)(e)	844	843
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C26 Class ASB, 3.2884% 1/15/48	3,700	3,778
Series 2015-C31 Class ASB, 3.5373% 8/15/48	10,300	10,622
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.0976% 4/15/27 (a)(e)	5,000	4,989
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,353	1,391
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	972	1,001
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (e)	4,140	4,359
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,779	2,966
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	183
Series 2006-1 Class AM, 5.5154% 2/12/39 (e)	304	308
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9077% 6/11/49 (e)	1,667	1,767
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (a)(e)	2,783	2,768
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 6,850	$ 7,136
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	319
Class A5, 5.5% 4/15/47	8,506	8,986
Series 2007-C32 Class A3, 5.7146% 6/15/49 (e)	1,150	1,210
Series 2007-C33 Class A4, 5.9507% 2/15/51 (e)	1,827	1,909
Series 2006-C23 Class A1A, 5.422% 1/15/45	843	850
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,798	1,848
Series 2007-C31A Class A2, 5.421% 4/15/47	77	77
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class ASB, 3.381% 12/15/47	3,000	3,094
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,639)		154,999
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,632)	14,855	1,622
Cash Equivalents - 1.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $13,631)	$ 13,631	13,631
TOTAL INVESTMENT PORTFOLIO - 128.5% (Cost $1,275,751)		1,288,384
NET OTHER ASSETS (LIABILITIES) - (28.5)%		(285,528)
NET ASSETS - 100%		$ 1,002,856
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (12,000)	$ (12,052)
3% 9/1/45	(11,300)	(11,349)
3% 9/1/45	(3,200)	(3,214)
3% 9/1/45	(700)	(703)
3% 9/1/45	(9,500)	(9,541)
3% 9/1/45	(4,700)	(4,720)
3% 9/1/45	(3,700)	(3,716)
3% 9/1/45	(10,800)	(10,846)
3% 9/1/45	(5,200)	(5,222)
3.5% 9/1/45	(300)	(311)
3.5% 9/1/45	(300)	(311)
TOTAL FANNIE MAE		(61,985)
Freddie Mac
3% 9/1/45	(16,000)	(16,022)
TOTAL TBA SALE COMMITMENTS (Proceeds $78,101)		$ (78,007)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Sep. 2017	$ 34,900	3-month LIBOR	1.5%	$ (177)	$ 0	$ (177)
LCH	Sep. 2018	11,700	3-month LIBOR	1.75%	(111)	0	(111)
LCH	Sep. 2020	25,900	3-month LIBOR	2.25%	(482)	0	(482)
LCH	Sep. 2025	9,000	3-month LIBOR	2.75%	(301)	0	(301)
LCH	Sep. 2045	6,000	3-month LIBOR	3%	(362)	0	(362)
TOTAL INTEREST RATE SWAPS					$ (1,433)	$ 0	$ (1,433)
(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly underlying face amount at value for swaps in the aggregate was $78,575,000.
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,370,000 or 13.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,559,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $62,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Values shown as $0 may reflect amounts less than $500
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,631,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 13,631
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 37
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund
Total	$ 1,575	$ 37	$ -	$ 1,622	0.0%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 914,928	$ -	$ 914,928	$ -
Asset-Backed Securities	34,909	-	34,909	-
Collateralized Mortgage Obligations	168,295	-	168,295	-
Commercial Mortgage Securities	154,999	-	154,999	-
Fixed-Income Funds	1,622	1,622	-	-
Cash Equivalents	13,631	-	13,631	-
Total Investments in Securities:	$ 1,288,384	$ 1,622	$ 1,286,762	$ -
Derivative Instruments:
Liabilities
Swaps	$ (1,433)	$ -	$ (1,433)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (78,007)	$ -	$ (78,007)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (1,433)
Total Value of Derivatives	$ -	$ (1,433)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $13,631) - See accompanying schedule: Unaffiliated issuers (cost $1,274,119)	$ 1,286,762
Fidelity Central Funds (cost $1,632)	1,622
Total Investments (cost $1,275,751)		$ 1,288,384
Receivable for investments sold		263
Receivable for TBA sale commitments		78,101
Receivable for fund shares sold		386
Interest receivable		2,832
Receivable for daily variation margin for derivative instruments		67
Other receivables		2
Total assets		1,370,035

Liabilities
Payable for investments purchased
Regular delivery	$ 7,327
Delayed delivery	281,071
TBA sale commitments, at value	78,007
Payable for fund shares redeemed	263
Distributions payable	94
Accrued management fee	264
Distribution and service plan fees payable	25
Other affiliated payables	128
Total liabilities		367,179

Net Assets		$ 1,002,856
Net Assets consist of:
Paid in capital		$ 1,070,199
Distributions in excess of net investment income		(1,024)
Accumulated undistributed net realized gain (loss) on investments		(77,613)
Net unrealized appreciation (depreciation) on investments		11,294
Net Assets		$ 1,002,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,276 ÷ 3,391.6 shares)	$ 11.29

Maximum offering price per share (100/96.00 of $11.29)	$ 11.76
Class T:
Net Asset Value and redemption price per share ($20,476 ÷ 1,810.7 shares)	$ 11.31

Maximum offering price per share (100/96.00 of $11.31)	$ 11.78
Class B:
Net Asset Value and offering price per share ($829 ÷ 73.5 shares)A	$ 11.28

Class C:
Net Asset Value and offering price per share ($15,537 ÷ 1,378.9 shares)A	$ 11.27

Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($856,236 ÷ 75,679.6 shares)	$ 11.31

Class I:
Net Asset Value, offering price and redemption price per share ($71,502 ÷ 6,342.4 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Interest		$ 27,008
Income from Fidelity Central Funds		37
Total income		27,045

Expenses
Management fee	$ 3,023
Transfer agent fees	1,079
Distribution and service plan fees	327
Fund wide operations fee	380
Independent trustees' compensation	4
Miscellaneous	17
Total expenses	4,830
Net investment income (loss)		22,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,448
Swaps	(1,900)
Total net realized gain (loss)		9,548
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,251)
Swaps	(357)
Delayed delivery commitments	358
Total change in net unrealized appreciation (depreciation)		(7,250)
Net gain (loss)		2,298
Net increase (decrease) in net assets resulting from operations		$ 24,513

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,215	$ 22,482
Net realized gain (loss)	9,548	3,696
Change in net unrealized appreciation (depreciation)	(7,250)	24,462
Net increase (decrease) in net assets resulting from operations	24,513	50,640
Distributions to shareholders from net investment income	(21,563)	(21,729)
Distributions to shareholders from net realized gain	(244)	-
Total distributions	(21,807)	(21,729)
Share transactions - net increase (decrease)	86,045	(21,390)
Total increase (decrease) in net assets	88,751	7,521

Net Assets
Beginning of period	914,105	906,584
End of period (including distributions in excess of net investment income of $1,024 and distributions in excess of net investment income of $5,621, respectively)	$ 1,002,856	$ 914,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.223	.239	.169	.278	.323
Net realized and unrealized gain (loss)	.047	.341	(.457)	.206	.235
Total from investment operations	.270	.580	(.288)	.484	.558
Distributions from net investment income	(.217)	(.230)	(.162)	(.284)	(.328)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.220)	(.230)	(.162)	(.284)	(.328)
Net asset value, end of period	$ 11.29	$ 11.24	$ 10.89	$ 11.34	$ 11.14
Total ReturnA, B	2.41%	5.37%	(2.57)%	4.41%	5.22%
Ratios to Average Net AssetsD, F
Expenses before reductions	.81%	.81%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.81%	.81%	.79%	.81%	.82%
Expenses net of all reductions	.81%	.81%	.79%	.81%	.82%
Net investment income (loss)	1.97%	2.15%	1.51%	2.48%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 41	$ 50	$ 60	$ 59
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Income from Investment Operations
Net investment income (loss) C	.225	.242	.173	.281	.326
Net realized and unrealized gain (loss)	.037	.340	(.458)	.216	.235
Total from investment operations	.262	.582	(.285)	.497	.561
Distributions from net investment income	(.219)	(.232)	(.165)	(.287)	(.331)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.222)	(.232)	(.165)	(.287)	(.331)
Net asset value, end of period	$ 11.31	$ 11.27	$ 10.92	$ 11.37	$ 11.16
Total ReturnA, B	2.33%	5.38%	(2.54)%	4.52%	5.24%
Ratios to Average Net AssetsD, F
Expenses before reductions	.79%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.79%	.79%	.77%	.78%	.79%
Expenses net of all reductions	.79%	.79%	.77%	.78%	.79%
Net investment income (loss)	1.98%	2.17%	1.53%	2.50%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 22	$ 26	$ 31	$ 37
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.145	.162	.090	.200	.248
Net realized and unrealized gain (loss)	.037	.342	(.457)	.207	.235
Total from investment operations	.182	.504	(.367)	.407	.483
Distributions from net investment income	(.139)	(.154)	(.083)	(.207)	(.253)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.142)	(.154)	(.083)	(.207)	(.253)
Net asset value, end of period	$ 11.28	$ 11.24	$ 10.89	$ 11.34	$ 11.14
Total ReturnA, B	1.62%	4.65%	(3.25)%	3.69%	4.51%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.28%	1.46%	.80%	1.79%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 4	$ 5
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Income from Investment Operations
Net investment income (loss) C	.141	.160	.088	.197	.244
Net realized and unrealized gain (loss)	.037	.342	(.457)	.217	.226
Total from investment operations	.178	.502	(.369)	.414	.470
Distributions from net investment income	(.135)	(.152)	(.081)	(.204)	(.250)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.138)	(.152)	(.081)	(.204)	(.250)
Net asset value, end of period	$ 11.27	$ 11.23	$ 10.88	$ 11.33	$ 11.12
Total ReturnA, B	1.59%	4.64%	(3.28)%	3.76%	4.39%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.53%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.25%	1.44%	.78%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 17	$ 17	$ 18	$ 15
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Income from Investment Operations
Net investment income (loss) B	.264	.279	.209	.318	.364
Net realized and unrealized gain (loss)	.037	.341	(.458)	.206	.234
Total from investment operations	.301	.620	(.249)	.524	.598
Distributions from net investment income	(.258)	(.270)	(.201)	(.324)	(.368)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.261)	(.270)	(.201)	(.324)	(.368)
Net asset value, end of period	$ 11.31	$ 11.27	$ 10.92	$ 11.37	$ 11.17
Total ReturnA	2.68%	5.73%	(2.23)%	4.77%	5.59%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.33%	2.51%	1.85%	2.84%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 856	$ 785	$ 778	$ 850	$ 765
Portfolio turnover rateD	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Income from Investment Operations
Net investment income (loss) B	.256	.271	.200	.311	.354
Net realized and unrealized gain (loss)	.038	.342	(.456)	.207	.235
Total from investment operations	.294	.613	(.256)	.518	.589
Distributions from net investment income	(.251)	(.263)	(.194)	(.318)	(.359)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.254)	(.263)	(.194)	(.318)	(.359)
Net asset value, end of period	$ 11.27	$ 11.23	$ 10.88	$ 11.33	$ 11.13
Total ReturnA	2.64%	5.69%	(2.30)%	4.73%	5.53%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.51%	.50%	.53%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.50%	.53%
Expenses net of all reductions	.50%	.51%	.51%	.50%	.53%
Net investment income (loss)	2.28%	2.45%	1.79%	2.79%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 72	$ 48	$ 34	$ 12	$ 7
Portfolio turnover rateD	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,875
Gross unrealized depreciation	(5,497)
Net unrealized appreciation (depreciation) on securities	$ 10,378
Tax Cost	$ 1,278,006

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,227
Capital loss carryforward	$ (77,312)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,744

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)
No expiration
Long-term	(3,849)
Total capital loss carryforward	$ (77,312)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 21,807	$ 21,729

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments -continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (1,900)	$ (357)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

Annual Report

4. Derivative Instruments -continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $190,129 and $131,238, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 97	$ 1
Class T	-%	.25%	54	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	166	18
			$ 327	$ 26

* In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	6
Class C*	1
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 80.21
Class T	42.19
Class B	3.25
Class C	29.18
Fidelity Mortgage Securities Fund	834.10
Class I	91.15
	$ 1,079

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 748	$ 944
Class T	417	488
Class B	14	26
Class C	202	230
Fidelity Mortgage Securities Fund	18,864	19,029
Class I	1,318	1,012
Total	$ 21,563	$ 21,729
From net realized gain
Class A	$ 10	$ -
Class T	6	-
Class C	5	-
Fidelity Mortgage Securities Fund	210	-
Class I	13	-
Total	$ 244	$ -

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	563	499	$ 6,368	$ 5,530
Reinvestment of distributions	59	75	669	829
Shares redeemed	(872)	(1,528)	(9,855)	(16,931)
Net increase (decrease)	(250)	(954)	$ (2,818)	$ (10,572)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class T
Shares sold	285	151	$ 3,225	$ 1,676
Reinvestment of distributions	36	42	409	465
Shares redeemed	(458)	(597)	(5,196)	(6,625)
Net increase (decrease)	(137)	(404)	$ (1,562)	$ (4,484)
Class B
Shares sold	5	1	$ 68	$ 16
Reinvestment of distributions	1	1	9	14
Shares redeemed	(55)	(91)	(625)	(1,013)
Net increase (decrease)	(49)	(89)	$ (548)	$ (983)
Class C
Shares sold	358	306	$ 4,044	$ 3,390
Reinvestment of distributions	15	15	166	169
Shares redeemed	(502)	(371)	(5,678)	(4,102)
Net increase (decrease)	(129)	(50)	$ (1,468)	$ (543)
Fidelity Mortgage Securities Fund
Shares sold	20,281	12,835	$ 230,419	$ 142,389
Reinvestment of distributions	1,582	1,588	17,954	17,699
Shares redeemed	(15,790)	(16,015)	(179,084)	(177,888)
Net increase (decrease)	6,073	(1,592)	$ 69,289	$ (17,800)
Class I
Shares sold	3,034	1,787	$ 34,395	$ 19,767
Reinvestment of distributions	114	89	1,290	991
Shares redeemed	(1,110)	(698)	(12,534)	(7,766)
Net increase (decrease)	2,038	1,178	$ 23,151	$ 12,992

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Treasurer

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates $13,915,655 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMOR-UANN-1015
1.784762.112
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class I

(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	2.64%	3.21%	3.76%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class I on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager William Irving and Co-Portfolio Manager Franco Castagliuolo: For the year, most of the fund's share classes (excluding sales charges, if applicable) topped or were roughly in line with the 2.66% gain of the benchmark Barclays® U.S. MBS Index. We continued to execute our long-term strategy of trying to exploit market inefficiencies and identify attractively priced securities. We benefited from out-of-benchmark holdings in high-quality asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as overweighting "private label" MBS issued by financial institutions rather than government agencies. These holdings generally outpaced the index, boosted partly by the higher income they generated relative to agency-backed MBS. Additionally, they enjoyed better-than-average price appreciation given the growing demand for higher-yielding alternatives to agency MBS. Relative performance also was boosted by our use of TBA (To Be Announced) securities, a type of forward, or delayed delivery, MBS transaction. Our focus on certain prepayment-resistant securities, such as mortgages with minimal remaining balances, was another security selection decision that helped. There weren't any decisions that materially detracted from our result relative to the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,002.30	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class T	.79%
Actual		$ 1,000.00	$ 1,002.30	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.49%
Actual		$ 1,000.00	$ 997.90	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 998.60	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,003.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 1,002.90	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	4.1	2.3
1 - 1.99%	5.4	6.2
2 - 2.99%	6.5	7.7
3 - 3.99%	37.7	35.5
4 - 4.99%	26.6	28.6
5 - 5.99%	9.2	10.3
6 - 6.99%	2.1	2.5
7% and above	1.4	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	5.2	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	3.6	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015 **
	Mortgage Securities 83.6%		Mortgage Securities 84.5%
	CMOs and Other Mortgage Related Securities 32.2%		CMOs and Other Mortgage Related Securities 24.1%
	Asset-Backed Securities 3.5%		Asset-Backed Securities 7.1%
	Short-Term Investments and Net Other Assets (Liabilities)† (19.3)%		Short-Term Investments and Net Other Assets (Liabilities)† (15.7)%
* Foreign investments	1.0%	** Foreign investments	0.3%
* Futures and Swaps	(8.6)%	** Futures and Swaps	(7.2)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underliying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 91.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 45.2%
1.814% 9/1/36 (e)	$ 88	$ 91
2.06% 1/1/35 (e)	209	222
2.07% 4/1/37 (e)	106	112
2.143% 9/1/36 (e)	95	102
2.149% 3/1/36 (e)	170	180
2.209% 8/1/35 (e)	289	307
2.273% 3/1/40 (e)	213	227
2.302% 6/1/36 (e)	43	46
2.31% 4/1/36 (e)	150	161
2.317% 5/1/36 (e)	222	235
2.334% 7/1/35 (e)	48	51
2.36% 11/1/36 (e)	43	46
2.375% 10/1/36 (e)	172	184
2.399% 7/1/35 (e)	6	6
2.421% 10/1/33 (e)	43	46
2.444% 6/1/36 (e)	447	479
2.458% 3/1/35 (e)	30	32
2.5% 2/1/30	136	138
2.5% 9/1/30 (b)	22,200	22,524
2.53% 9/1/37 (e)	29	31
2.544% 5/1/36 (e)	42	44
2.69% 2/1/42 (e)	689	713
2.758% 1/1/42 (e)	656	682
3% 8/1/41 (e)	439	456
3% 11/1/42 to 3/1/44	40,167	40,514
3% 9/1/45 (b)	11,300	11,349
3% 9/1/45 (b)	5,900	5,925
3% 9/1/45 (b)	11,300	11,349
3% 9/1/45 (b)	700	703
3% 9/1/45 (b)	10,800	10,846
3% 9/1/45 (b)	10,800	10,846
3% 9/1/45 (b)	5,200	5,222
3% 10/1/45 (b)	6,600	6,612
3.346% 9/1/41 (e)	130	137
3.461% 12/1/40 (e)	6,281	6,660
3.5% 4/1/29 to 8/1/45	58,071	60,485
3.5% 9/1/45 (b)	300	311
3.5% 9/1/45 (b)	9,600	9,948
3.5% 9/1/45 (b)	5,900	6,114
3.5% 9/1/45 (b)	35,800	37,098
4% 11/1/26 to 4/1/45	83,961	89,632
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/45 (b)	$ 5,400	$ 5,735
4% 9/1/45 (b)	5,300	5,629
4% 9/1/45 (b)	1,450	1,540
4% 9/1/45 (b)	10,200	10,833
4.5% 5/1/25 to 4/1/45	65,802	71,520
4.5% 9/1/45 (b)	5,600	6,066
5% 5/1/20 to 10/1/41	2,416	2,687
5.5% 2/1/18 to 4/1/39	3,887	4,375
5.565% 8/1/46 (e)	44	47
6.5% 3/1/16 to 5/1/38	1,688	1,922
7% 12/1/15 to 5/1/30	1,015	1,168
7.5% 8/1/22 to 9/1/32	659	785
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	90	102
9% 10/1/30	201	250
9.5% 7/1/16 to 8/1/22	6	6
		453,549
Freddie Mac - 22.4%
1.82% 3/1/35 (e)	108	112
2.05% 6/1/37 (e)	30	31
2.055% 11/1/35 (e)	267	281
2.095% 8/1/37 (e)	77	82
2.105% 3/1/36 (e)	293	308
2.121% 5/1/37 (e)	74	79
2.333% 4/1/37 (e)	98	105
2.385% 6/1/37 (e)	22	23
2.394% 10/1/42 (e)	736	776
2.415% 6/1/37 (e)	271	290
2.448% 6/1/37 (e)	529	567
2.481% 5/1/34 (e)	7	8
2.595% 4/1/37 (e)	9	9
2.698% 6/1/33 (e)	747	798
2.757% 7/1/36 (e)	86	92
2.757% 12/1/36 (e)	398	426
2.78% 10/1/36 (e)	14	14
3% 11/1/42 to 6/1/43	14,948	15,059
3% 9/1/45 (b)	39,200	39,255
3.091% 9/1/41 (e)	669	696
3.155% 10/1/35 (e)	41	43
3.434% 12/1/40 (e)	2,680	2,814
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 4/1/42 to 6/1/45	$ 70,117	$ 72,770
4% 2/1/41 to 7/1/45	31,564	33,711
4.5% 7/1/25 to 8/1/44 (d)	12,472	13,552
5% 7/1/33 to 7/1/41 (c)	15,993	17,766
5.5% 10/1/17 to 10/1/39	11,682	13,039
6% 5/1/16 to 6/1/39	2,658	3,002
6.5% 2/1/16 to 9/1/39	4,323	4,912
7% 6/1/21 to 9/1/36	1,478	1,719
7.5% 9/1/15 to 7/1/34	1,915	2,242
8% 11/1/16 to 1/1/37	19	22
8.5% 8/1/16 to 9/1/20	2	2
9% 9/1/16 to 5/1/21	12	12
10% 1/1/16 to 12/1/18	0	0
		224,617
Ginnie Mae - 23.6%
3% 6/15/42 to 4/15/45	7,740	7,867
3% 9/1/45 (b)	37,350	37,840
3.5% 3/15/42 to 6/20/45	48,004	50,074
3.5% 9/1/45 (b)	16,100	16,764
3.5% 9/1/45 (b)	17,000	17,701
4% 7/20/33 to 7/20/45	46,129	49,220
4% 9/1/45 (b)	1,200	1,272
4.5% 8/15/33 to 5/20/41	34,844	38,128
5% 9/20/33 to 6/15/41	10,924	12,259
5.5% 10/15/33 to 9/15/39	3,116	3,545
6.5% 10/15/34 to 7/15/36	187	217
7% 2/15/24 to 4/20/32	907	1,066
7.5% 12/15/21 to 12/15/29	336	392
8% 6/15/21 to 12/15/25	195	227
8.5% 1/15/17 to 10/15/28	159	187
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	2	3
		236,762
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $904,052)		914,928
Asset-Backed Securities - 3.5%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust Series 2014-1 Class A, 1.14% 3/12/18 (a)	$ 337	$ 337
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	1,148	1,147
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (a)	1,300	1,301
Series 2014-1A Class A, 1.46% 12/17/18 (a)	2,258	2,255
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	1,198	1,200
Series 2013-D Class A, 1.54% 7/16/18 (a)	1,849	1,851
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	1,454	1,451
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	58	2
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,563	1,588
Series 2007-CH4 Class A3, 0.3005% 2/25/32 (e)	2,250	2,231
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.4894% 8/25/36 (e)	5,300	5,021
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (a)	2,988	2,992
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	7,502	7,528
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6205% 5/25/35 (e)	1,995	1,921
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	187	186
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,036	1,036
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	2,866	2,862
TOTAL ASSET-BACKED SECURITIES (Cost $34,927)		34,909
Collateralized Mortgage Obligations - 16.8%

Private Sponsor - 7.9%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (a)(e)	8,235	7,944
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (a)(e)	412	401
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.6407% 3/27/36 (a)(e)	3,866	3,856
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	$ 3,665	$ 3,604
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	7,038	7,113
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5505% 11/26/35 (a)(e)	5,500	5,363
Series 2014-15R Class 7A3, 1.1124% 10/26/37 (a)(e)	2,835	2,776
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (a)(e)	582	599
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (a)(e)	4,720	4,383
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	4,940	4,887
Series 2014-3R Class 2A1, 0.8847% 5/27/37 (a)(e)	1,476	1,400
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	9,444	9,435
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	648	649
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (e)	392	390
Granite Master Issuer PLC floater Series 2007-1 Class 1B1, 0.3428% 12/20/54 (e)	6,767	6,631
Granite Mortgages floater Series 2003-2 Class 1B, 1.267% 7/20/43 (e)	3,201	3,189
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7984% 1/26/37 (a)(e)	390	389
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (e)	265	245
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	1,495	1,522
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (e)	1,446	1,301
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	3,748	3,793
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (e)	200	197
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8305% 9/25/43 (e)	333	322
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	252	255
Series 2003-MS5 Class 1A1, 5% 3/25/18	273	279
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.5287% 9/25/33 (e)	$ 1,025	$ 1,024
Series 2005-AR10 Class 2A15, 2.6681% 6/25/35 (e)	5,895	5,992
Series 2005-AR2 Class 1A2, 2.6165% 3/25/35 (e)	248	229
Series 2006-AR10 Class 3A1, 2.7103% 7/25/36 (e)	1,048	1,036
TOTAL PRIVATE SPONSOR		79,204
U.S. Government Agency - 8.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9006% 12/25/33 (e)(g)(h)	364	84
Series 2007-57 Class FA, 0.4294% 6/25/37 (e)	1,597	1,597
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,220	2,451
Series 1999-17 Class PG, 6% 4/25/29	709	779
Series 1999-32 Class PL, 6% 7/25/29	613	674
Series 1999-33 Class PK, 6% 7/25/29	397	438
Series 2001-52 Class YZ, 6.5% 10/25/31	48	54
Series 2005-39 Class TE, 5% 5/25/35	1,028	1,135
Series 2005-73 Class SA, 17.0316% 8/25/35 (e)(h)	83	107
Series 2006-105 Class MD, 5.5% 6/25/35	435	442
Series 2011-35 Class PA, 4% 2/25/39	385	394
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	677	746
Series 2001-31 Class ZC, 6.5% 7/25/31	296	341
Series 2002-16 Class ZD, 6.5% 4/25/32	104	121
Series 2002-74 Class SV, 7.3506% 11/25/32 (e)(g)	249	45
Series 2002-79 Class Z, 5.5% 11/25/22	337	376
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	932	127
Series 06-116 Class SG, 6.4406% 12/25/36 (e)(g)(h)	240	47
Series 07-40 Class SE, 6.2406% 5/25/37 (e)(g)(h)	150	25
Series 1993-165 Class SH, 19.2358% 9/25/23 (e)(h)	35	48
Series 2003-21 Class SK, 7.9006% 3/25/33 (e)(g)(h)	119	33
Series 2003-35 Class TQ, 7.3006% 5/25/18 (e)(g)(h)	51	3
Series 2007-57 Class SA, 39.4236% 6/25/37 (e)(h)	478	958
Series 2007-66:
Class FB, 0.5994% 7/25/37 (e)	843	849
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SB, 38.4036% 7/25/37 (e)(h)	$ 155	$ 297
Series 2008-12 Class SG, 6.1506% 3/25/38 (e)(g)(h)	822	148
Series 2009-114 Class AI, 5% 12/25/23 (g)	268	11
Series 2009-16 Class SA, 6.0506% 3/25/24 (e)(g)(h)	186	7
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	171	8
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	99	8
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	148	12
Series 2010-12 Class AI, 5% 12/25/18 (g)	559	30
Series 2010-135 Class LS, 5.8506% 12/25/40 (e)(g)(h)	750	134
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	959	136
Series 2010-23:
Class AI, 5% 12/25/18 (g)	233	11
Class HI, 4.5% 10/25/18 (g)	168	8
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	506	24
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	314	23
Series 2011-67 Class AI, 4% 7/25/26 (g)	254	29
Series 2011-83 Class DI, 6% 9/25/26 (g)	367	49
Series 2013-N1 Class A, 6.5206% 6/25/35 (e)(g)(h)	768	168
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	148	7
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	199	44
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	140	25
Class 13, 6% 3/25/34 (g)	185	37
Series 359 Class 19, 6% 7/25/35 (e)(g)	130	27
Series 384 Class 6, 5% 7/25/37 (g)	471	98
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	765	845
Series 2104 Class PG, 6% 12/15/28	222	244
Series 2121 Class MG, 6% 2/15/29	316	348
Series 2154 Class PT, 6% 5/15/29	524	576
Series 2162 Class PH, 6% 6/15/29	84	93
Series 2520 Class BE, 6% 11/15/32	382	422
Series 2585 Class KS, 7.4024% 3/15/23 (e)(g)(h)	39	6
Series 2693 Class MD, 5.5% 10/15/33	6,694	7,494
Series 2802 Class OB, 6% 5/15/34	1,894	2,127
Series 3002 Class NE, 5% 7/15/35	631	695
Series 3189 Class PD, 6% 7/15/36	610	701
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	$ 204	$ 220
Series 3786 Class HI, 4% 3/15/38 (g)	899	104
Series 3806 Class UP, 4.5% 2/15/41	1,462	1,582
Series 3832 Class PE, 5% 3/15/41	960	1,091
Series 70 Class C, 9% 9/15/20	7	7
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	108	119
Series 2135 Class JE, 6% 3/15/29	375	413
Series 2274 Class ZM, 6.5% 1/15/31	177	203
Series 2281 Class ZB, 6% 3/15/30	145	159
Series 2357 Class ZB, 6.5% 9/15/31	345	400
Series 2502 Class ZC, 6% 9/15/32	390	433
Series 06-3115 Class SM, 6.4024% 2/15/36 (e)(g)(h)	200	35
Series 1658 Class GZ, 7% 1/15/24	479	534
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,185	247
Series 2380 Class SY, 8.0024% 11/15/31 (e)(g)(h)	1,427	290
Series 2587 Class IM, 6.5% 3/15/33 (g)	208	42
Series 2844:
Class SC, 45.5156% 8/15/24 (e)(h)	15	27
Class SD, 83.8812% 8/15/24 (e)(h)	23	54
Series 2935 Class ZK, 5.5% 2/15/35	1,596	1,814
Series 2947 Class XZ, 6% 3/15/35	690	777
Series 3055 Class CS, 6.3924% 10/15/35 (e)(g)	265	53
Series 3244 Class SG, 6.4624% 11/15/36 (e)(g)(h)	531	102
Series 3274 Class SM, 6.2324% 2/15/37 (e)(g)	315	57
Series 3284 Class CI, 5.9224% 3/15/37 (e)(g)	1,157	212
Series 3287 Class SD, 6.5524% 3/15/37 (e)(g)(h)	747	177
Series 3297 Class BI, 6.5624% 4/15/37 (e)(g)(h)	1,093	222
Series 3336 Class LI, 6.3824% 6/15/37 (e)(g)	504	73
Series 3772 Class BI, 4.5% 10/15/18 (g)	343	17
Series 3949 Class MK, 4.5% 10/15/34	447	484
Series 3955 Class YI, 3% 11/15/21 (g)	1,685	101
Series 4471 Class PA 4% 12/15/40	6,911	7,304
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	299	344
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40	3,166	3,563
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (e)(g)(h)	$ 253	$ 44
Series 2010-H17 Class FA, 0.519% 7/20/60 (e)(i)	301	300
Series 2010-H18 Class AF, 0.4882% 9/20/60 (e)(i)	366	364
Series 2010-H19 Class FG, 0.4882% 8/20/60 (e)(i)	436	434
Series 2011-H13 Class FA, 0.6882% 4/20/61 (e)(i)	179	180
Series 2015-H13 Class FL, 0.4682% 5/20/63 (e)(i)	10,495	10,474
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	570	94
sequential payer:
Series 2002-24 Class SK, 7.7524% 4/16/32 (e)(g)(h)	1,247	261
Series 2002-42 Class ZA, 6% 6/20/32	449	514
Series 2004-24 Class ZM, 5% 4/20/34	935	1,036
Series 1999-40 Class SE, 8.7524% 11/16/29 (e)(g)(h)	333	18
Series 2000-8 Class SA, 8.2524% 1/16/30 (e)(g)(h)	285	16
Series 2001-3 Class S, 7.9024% 2/16/31 (e)(g)	281	57
Series 2001-36:
Class SB, 7.9024% 12/16/23 (e)(g)(h)	747	134
Class SP, 8.5524% 9/16/26 (e)(g)	529	84
Series 2001-38 Class SB, 7.3824% 8/16/31 (e)(g)(h)	453	87
Series 2001-41 Class SG, 8.5524% 9/16/31 (e)(g)	258	37
Series 2001-49:
Class SC, 7.4024% 12/16/25 (e)(g)(h)	982	164
Class SL, 7.4024% 5/16/30 (e)(g)(h)	1,264	238
Class SV, 8.0524% 12/16/28 (e)(g)(h)	496	38
Series 2001-50:
Class SD, 7.9973% 11/20/31 (e)(g)(h)	668	163
Class ST, 7.5024% 8/16/27 (e)(g)(h)	277	56
Series 2002-5 Class SP, 7.2524% 1/16/32 (e)(g)(h)	464	79
Series 2004-32 Class GS, 6.3024% 5/16/34 (e)(g)(h)	424	92
Series 2004-73 Class AL, 7.0024% 8/17/34 (e)(g)(h)	162	31
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,695	415
Series 2012-76 Class GS, 6.5024% 6/16/42 (e)(g)(h)	846	177
Series 2012-97 Class JS, 6.0524% 8/16/42 (e)(g)(h)	2,940	504
Series 2013-124:
Class ES, 8.3963% 4/20/39 (e)(h)	1,482	1,724
Class ST, 8.5297% 8/20/39 (e)(h)	2,784	3,269
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2013-160 Class MS, 5.9973% 9/20/32 (e)(g)(h)	$ 2,441	$ 445
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	13,761	14,101
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	5,304	5,435
TOTAL U.S. GOVERNMENT AGENCY		89,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,870)		168,295
Commercial Mortgage Securities - 15.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (e)(g)	834	10
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,159	2,220
Series 2007-2 Class A4, 5.6126% 4/10/49 (e)	1,293	1,346
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5094% 7/25/37 (a)(e)	41	32
Class M2, 0.5394% 7/25/37 (a)(e)	43	31
Class M3, 0.5694% 7/25/37 (a)(e)	70	31
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (a)(e)	9,000	8,986
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.2994% 1/15/46 (e)	1,748	1,752
Series 2006-CD3 Class A5, 5.617% 10/15/48	181	186
Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,284
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (a)(e)	5,000	4,986
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,154
Series 2015-PC1 Class A5, 3.902% 7/10/50	3,400	3,541
CSMC Series 2015-TOWN:
Class A, 1.4373% 3/15/17 (a)(e)	7,804	7,774
Class B, 2.0976% 3/15/17 (a)(e)	185	184
Class C, 2.4476% 3/15/17 (a)(e)	180	179
Class D, 3.3976% 3/15/17 (a)(e)	273	271
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(e)	1,292	1,282
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	$ 8,600	$ 8,846
Series K034 Class A2, 3.531% 7/25/23	5,549	5,877
Series K035 Class A2, 3.458% 8/25/23	1,022	1,076
Series K032 Class A2, 3.31% 5/25/23	1,628	1,704
Series K036 Class A2, 3.527% 10/25/23	2,681	2,834
Series K047 Class A2, 3.329% 5/25/25	7,200	7,468
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,703
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (a)(e)	12,750	12,747
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,120
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	544	564
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (a)(e)	513	512
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (a)(e)	896	895
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (a)(e)	844	843
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C26 Class ASB, 3.2884% 1/15/48	3,700	3,778
Series 2015-C31 Class ASB, 3.5373% 8/15/48	10,300	10,622
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.0976% 4/15/27 (a)(e)	5,000	4,989
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,353	1,391
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	972	1,001
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (e)	4,140	4,359
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,779	2,966
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	183
Series 2006-1 Class AM, 5.5154% 2/12/39 (e)	304	308
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9077% 6/11/49 (e)	1,667	1,767
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (a)(e)	2,783	2,768
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 6,850	$ 7,136
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	319
Class A5, 5.5% 4/15/47	8,506	8,986
Series 2007-C32 Class A3, 5.7146% 6/15/49 (e)	1,150	1,210
Series 2007-C33 Class A4, 5.9507% 2/15/51 (e)	1,827	1,909
Series 2006-C23 Class A1A, 5.422% 1/15/45	843	850
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,798	1,848
Series 2007-C31A Class A2, 5.421% 4/15/47	77	77
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class ASB, 3.381% 12/15/47	3,000	3,094
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,639)		154,999
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,632)	14,855	1,622
Cash Equivalents - 1.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $13,631)	$ 13,631	13,631
TOTAL INVESTMENT PORTFOLIO - 128.5% (Cost $1,275,751)		1,288,384
NET OTHER ASSETS (LIABILITIES) - (28.5)%		(285,528)
NET ASSETS - 100%		$ 1,002,856
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (12,000)	$ (12,052)
3% 9/1/45	(11,300)	(11,349)
3% 9/1/45	(3,200)	(3,214)
3% 9/1/45	(700)	(703)
3% 9/1/45	(9,500)	(9,541)
3% 9/1/45	(4,700)	(4,720)
3% 9/1/45	(3,700)	(3,716)
3% 9/1/45	(10,800)	(10,846)
3% 9/1/45	(5,200)	(5,222)
3.5% 9/1/45	(300)	(311)
3.5% 9/1/45	(300)	(311)
TOTAL FANNIE MAE		(61,985)
Freddie Mac
3% 9/1/45	(16,000)	(16,022)
TOTAL TBA SALE COMMITMENTS (Proceeds $78,101)		$ (78,007)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Sep. 2017	$ 34,900	3-month LIBOR	1.5%	$ (177)	$ 0	$ (177)
LCH	Sep. 2018	11,700	3-month LIBOR	1.75%	(111)	0	(111)
LCH	Sep. 2020	25,900	3-month LIBOR	2.25%	(482)	0	(482)
LCH	Sep. 2025	9,000	3-month LIBOR	2.75%	(301)	0	(301)
LCH	Sep. 2045	6,000	3-month LIBOR	3%	(362)	0	(362)
TOTAL INTEREST RATE SWAPS					$ (1,433)	$ 0	$ (1,433)
(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly underlying face amount at value for swaps in the aggregate was $78,575,000.
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,370,000 or 13.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,559,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $62,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Values shown as $0 may reflect amounts less than $500
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,631,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 13,631
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 37
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund
Total	$ 1,575	$ 37	$ -	$ 1,622	0.0%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 914,928	$ -	$ 914,928	$ -
Asset-Backed Securities	34,909	-	34,909	-
Collateralized Mortgage Obligations	168,295	-	168,295	-
Commercial Mortgage Securities	154,999	-	154,999	-
Fixed-Income Funds	1,622	1,622	-	-
Cash Equivalents	13,631	-	13,631	-
Total Investments in Securities:	$ 1,288,384	$ 1,622	$ 1,286,762	$ -
Derivative Instruments:
Liabilities
Swaps	$ (1,433)	$ -	$ (1,433)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (78,007)	$ -	$ (78,007)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (1,433)
Total Value of Derivatives	$ -	$ (1,433)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $13,631) - See accompanying schedule: Unaffiliated issuers (cost $1,274,119)	$ 1,286,762
Fidelity Central Funds (cost $1,632)	1,622
Total Investments (cost $1,275,751)		$ 1,288,384
Receivable for investments sold		263
Receivable for TBA sale commitments		78,101
Receivable for fund shares sold		386
Interest receivable		2,832
Receivable for daily variation margin for derivative instruments		67
Other receivables		2
Total assets		1,370,035

Liabilities
Payable for investments purchased
Regular delivery	$ 7,327
Delayed delivery	281,071
TBA sale commitments, at value	78,007
Payable for fund shares redeemed	263
Distributions payable	94
Accrued management fee	264
Distribution and service plan fees payable	25
Other affiliated payables	128
Total liabilities		367,179

Net Assets		$ 1,002,856
Net Assets consist of:
Paid in capital		$ 1,070,199
Distributions in excess of net investment income		(1,024)
Accumulated undistributed net realized gain (loss) on investments		(77,613)
Net unrealized appreciation (depreciation) on investments		11,294
Net Assets		$ 1,002,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,276 ÷ 3,391.6 shares)	$ 11.29

Maximum offering price per share (100/96.00 of $11.29)	$ 11.76
Class T:
Net Asset Value and redemption price per share ($20,476 ÷ 1,810.7 shares)	$ 11.31

Maximum offering price per share (100/96.00 of $11.31)	$ 11.78
Class B:
Net Asset Value and offering price per share ($829 ÷ 73.5 shares)A	$ 11.28

Class C:
Net Asset Value and offering price per share ($15,537 ÷ 1,378.9 shares)A	$ 11.27

Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($856,236 ÷ 75,679.6 shares)	$ 11.31

Class I:
Net Asset Value, offering price and redemption price per share ($71,502 ÷ 6,342.4 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Interest		$ 27,008
Income from Fidelity Central Funds		37
Total income		27,045

Expenses
Management fee	$ 3,023
Transfer agent fees	1,079
Distribution and service plan fees	327
Fund wide operations fee	380
Independent trustees' compensation	4
Miscellaneous	17
Total expenses	4,830
Net investment income (loss)		22,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,448
Swaps	(1,900)
Total net realized gain (loss)		9,548
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,251)
Swaps	(357)
Delayed delivery commitments	358
Total change in net unrealized appreciation (depreciation)		(7,250)
Net gain (loss)		2,298
Net increase (decrease) in net assets resulting from operations		$ 24,513

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,215	$ 22,482
Net realized gain (loss)	9,548	3,696
Change in net unrealized appreciation (depreciation)	(7,250)	24,462
Net increase (decrease) in net assets resulting from operations	24,513	50,640
Distributions to shareholders from net investment income	(21,563)	(21,729)
Distributions to shareholders from net realized gain	(244)	-
Total distributions	(21,807)	(21,729)
Share transactions - net increase (decrease)	86,045	(21,390)
Total increase (decrease) in net assets	88,751	7,521

Net Assets
Beginning of period	914,105	906,584
End of period (including distributions in excess of net investment income of $1,024 and distributions in excess of net investment income of $5,621, respectively)	$ 1,002,856	$ 914,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.223	.239	.169	.278	.323
Net realized and unrealized gain (loss)	.047	.341	(.457)	.206	.235
Total from investment operations	.270	.580	(.288)	.484	.558
Distributions from net investment income	(.217)	(.230)	(.162)	(.284)	(.328)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.220)	(.230)	(.162)	(.284)	(.328)
Net asset value, end of period	$ 11.29	$ 11.24	$ 10.89	$ 11.34	$ 11.14
Total ReturnA, B	2.41%	5.37%	(2.57)%	4.41%	5.22%
Ratios to Average Net AssetsD, F
Expenses before reductions	.81%	.81%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.81%	.81%	.79%	.81%	.82%
Expenses net of all reductions	.81%	.81%	.79%	.81%	.82%
Net investment income (loss)	1.97%	2.15%	1.51%	2.48%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 41	$ 50	$ 60	$ 59
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Income from Investment Operations
Net investment income (loss) C	.225	.242	.173	.281	.326
Net realized and unrealized gain (loss)	.037	.340	(.458)	.216	.235
Total from investment operations	.262	.582	(.285)	.497	.561
Distributions from net investment income	(.219)	(.232)	(.165)	(.287)	(.331)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.222)	(.232)	(.165)	(.287)	(.331)
Net asset value, end of period	$ 11.31	$ 11.27	$ 10.92	$ 11.37	$ 11.16
Total ReturnA, B	2.33%	5.38%	(2.54)%	4.52%	5.24%
Ratios to Average Net AssetsD, F
Expenses before reductions	.79%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.79%	.79%	.77%	.78%	.79%
Expenses net of all reductions	.79%	.79%	.77%	.78%	.79%
Net investment income (loss)	1.98%	2.17%	1.53%	2.50%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 22	$ 26	$ 31	$ 37
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.145	.162	.090	.200	.248
Net realized and unrealized gain (loss)	.037	.342	(.457)	.207	.235
Total from investment operations	.182	.504	(.367)	.407	.483
Distributions from net investment income	(.139)	(.154)	(.083)	(.207)	(.253)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.142)	(.154)	(.083)	(.207)	(.253)
Net asset value, end of period	$ 11.28	$ 11.24	$ 10.89	$ 11.34	$ 11.14
Total ReturnA, B	1.62%	4.65%	(3.25)%	3.69%	4.51%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.28%	1.46%	.80%	1.79%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 4	$ 5
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Income from Investment Operations
Net investment income (loss) C	.141	.160	.088	.197	.244
Net realized and unrealized gain (loss)	.037	.342	(.457)	.217	.226
Total from investment operations	.178	.502	(.369)	.414	.470
Distributions from net investment income	(.135)	(.152)	(.081)	(.204)	(.250)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.138)	(.152)	(.081)	(.204)	(.250)
Net asset value, end of period	$ 11.27	$ 11.23	$ 10.88	$ 11.33	$ 11.12
Total ReturnA, B	1.59%	4.64%	(3.28)%	3.76%	4.39%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.53%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.25%	1.44%	.78%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 17	$ 17	$ 18	$ 15
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Income from Investment Operations
Net investment income (loss) B	.264	.279	.209	.318	.364
Net realized and unrealized gain (loss)	.037	.341	(.458)	.206	.234
Total from investment operations	.301	.620	(.249)	.524	.598
Distributions from net investment income	(.258)	(.270)	(.201)	(.324)	(.368)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.261)	(.270)	(.201)	(.324)	(.368)
Net asset value, end of period	$ 11.31	$ 11.27	$ 10.92	$ 11.37	$ 11.17
Total ReturnA	2.68%	5.73%	(2.23)%	4.77%	5.59%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.33%	2.51%	1.85%	2.84%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 856	$ 785	$ 778	$ 850	$ 765
Portfolio turnover rateD	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Income from Investment Operations
Net investment income (loss) B	.256	.271	.200	.311	.354
Net realized and unrealized gain (loss)	.038	.342	(.456)	.207	.235
Total from investment operations	.294	.613	(.256)	.518	.589
Distributions from net investment income	(.251)	(.263)	(.194)	(.318)	(.359)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.254)	(.263)	(.194)	(.318)	(.359)
Net asset value, end of period	$ 11.27	$ 11.23	$ 10.88	$ 11.33	$ 11.13
Total ReturnA	2.64%	5.69%	(2.30)%	4.73%	5.53%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.51%	.50%	.53%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.50%	.53%
Expenses net of all reductions	.50%	.51%	.51%	.50%	.53%
Net investment income (loss)	2.28%	2.45%	1.79%	2.79%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 72	$ 48	$ 34	$ 12	$ 7
Portfolio turnover rateD	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,875
Gross unrealized depreciation	(5,497)
Net unrealized appreciation (depreciation) on securities	$ 10,378
Tax Cost	$ 1,278,006

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,227
Capital loss carryforward	$ (77,312)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,744

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)
No expiration
Long-term	(3,849)
Total capital loss carryforward	$ (77,312)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 21,807	$ 21,729

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments -continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (1,900)	$ (357)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

Annual Report

4. Derivative Instruments -continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $190,129 and $131,238, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 97	$ 1
Class T	-%	.25%	54	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	166	18
			$ 327	$ 26

* In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	6
Class C*	1
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 80.21
Class T	42.19
Class B	3.25
Class C	29.18
Fidelity Mortgage Securities Fund	834.10
Class I	91.15
	$ 1,079

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 748	$ 944
Class T	417	488
Class B	14	26
Class C	202	230
Fidelity Mortgage Securities Fund	18,864	19,029
Class I	1,318	1,012
Total	$ 21,563	$ 21,729
From net realized gain
Class A	$ 10	$ -
Class T	6	-
Class C	5	-
Fidelity Mortgage Securities Fund	210	-
Class I	13	-
Total	$ 244	$ -

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	563	499	$ 6,368	$ 5,530
Reinvestment of distributions	59	75	669	829
Shares redeemed	(872)	(1,528)	(9,855)	(16,931)
Net increase (decrease)	(250)	(954)	$ (2,818)	$ (10,572)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class T
Shares sold	285	151	$ 3,225	$ 1,676
Reinvestment of distributions	36	42	409	465
Shares redeemed	(458)	(597)	(5,196)	(6,625)
Net increase (decrease)	(137)	(404)	$ (1,562)	$ (4,484)
Class B
Shares sold	5	1	$ 68	$ 16
Reinvestment of distributions	1	1	9	14
Shares redeemed	(55)	(91)	(625)	(1,013)
Net increase (decrease)	(49)	(89)	$ (548)	$ (983)
Class C
Shares sold	358	306	$ 4,044	$ 3,390
Reinvestment of distributions	15	15	166	169
Shares redeemed	(502)	(371)	(5,678)	(4,102)
Net increase (decrease)	(129)	(50)	$ (1,468)	$ (543)
Fidelity Mortgage Securities Fund
Shares sold	20,281	12,835	$ 230,419	$ 142,389
Reinvestment of distributions	1,582	1,588	17,954	17,699
Shares redeemed	(15,790)	(16,015)	(179,084)	(177,888)
Net increase (decrease)	6,073	(1,592)	$ 69,289	$ (17,800)
Class I
Shares sold	3,034	1,787	$ 34,395	$ 19,767
Reinvestment of distributions	114	89	1,290	991
Shares redeemed	(1,110)	(698)	(12,534)	(7,766)
Net increase (decrease)	2,038	1,178	$ 23,151	$ 12,992

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Treasurer

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates $13,915,655 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMORI-UANN-1015
1.784763.112
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Annual Report

August 31, 2015

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	2.68%	3.27%	3.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager William Irving and Co-Portfolio Manager Franco Castagliuolo: For the year, most of the fund's share classes (excluding sales charges, if applicable) topped or were roughly in line with the 2.66% gain of the benchmark Barclays® U.S. MBS Index. We continued to execute our long-term strategy of trying to exploit market inefficiencies and identify attractively priced securities. We benefited from out-of-benchmark holdings in high-quality asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as overweighting "private label" MBS issued by financial institutions rather than government agencies. These holdings generally outpaced the index, boosted partly by the higher income they generated relative to agency-backed MBS. Additionally, they enjoyed better-than-average price appreciation given the growing demand for higher-yielding alternatives to agency MBS. Relative performance also was boosted by our use of TBA (To Be Announced) securities, a type of forward, or delayed delivery, MBS transaction. Our focus on certain prepayment-resistant securities, such as mortgages with minimal remaining balances, was another security selection decision that helped. There weren't any decisions that materially detracted from our result relative to the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,002.30	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class T	.79%
Actual		$ 1,000.00	$ 1,002.30	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.49%
Actual		$ 1,000.00	$ 997.90	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 998.60	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,003.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 1,002.90	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	4.1	2.3
1 - 1.99%	5.4	6.2
2 - 2.99%	6.5	7.7
3 - 3.99%	37.7	35.5
4 - 4.99%	26.6	28.6
5 - 5.99%	9.2	10.3
6 - 6.99%	2.1	2.5
7% and above	1.4	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	5.2	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	3.6	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015 **
	Mortgage Securities 83.6%		Mortgage Securities 84.5%
	CMOs and Other Mortgage Related Securities 32.2%		CMOs and Other Mortgage Related Securities 24.1%
	Asset-Backed Securities 3.5%		Asset-Backed Securities 7.1%
	Short-Term Investments and Net Other Assets (Liabilities)† (19.3)%		Short-Term Investments and Net Other Assets (Liabilities)† (15.7)%
* Foreign investments	1.0%	** Foreign investments	0.3%
* Futures and Swaps	(8.6)%	** Futures and Swaps	(7.2)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underliying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 91.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 45.2%
1.814% 9/1/36 (e)	$ 88	$ 91
2.06% 1/1/35 (e)	209	222
2.07% 4/1/37 (e)	106	112
2.143% 9/1/36 (e)	95	102
2.149% 3/1/36 (e)	170	180
2.209% 8/1/35 (e)	289	307
2.273% 3/1/40 (e)	213	227
2.302% 6/1/36 (e)	43	46
2.31% 4/1/36 (e)	150	161
2.317% 5/1/36 (e)	222	235
2.334% 7/1/35 (e)	48	51
2.36% 11/1/36 (e)	43	46
2.375% 10/1/36 (e)	172	184
2.399% 7/1/35 (e)	6	6
2.421% 10/1/33 (e)	43	46
2.444% 6/1/36 (e)	447	479
2.458% 3/1/35 (e)	30	32
2.5% 2/1/30	136	138
2.5% 9/1/30 (b)	22,200	22,524
2.53% 9/1/37 (e)	29	31
2.544% 5/1/36 (e)	42	44
2.69% 2/1/42 (e)	689	713
2.758% 1/1/42 (e)	656	682
3% 8/1/41 (e)	439	456
3% 11/1/42 to 3/1/44	40,167	40,514
3% 9/1/45 (b)	11,300	11,349
3% 9/1/45 (b)	5,900	5,925
3% 9/1/45 (b)	11,300	11,349
3% 9/1/45 (b)	700	703
3% 9/1/45 (b)	10,800	10,846
3% 9/1/45 (b)	10,800	10,846
3% 9/1/45 (b)	5,200	5,222
3% 10/1/45 (b)	6,600	6,612
3.346% 9/1/41 (e)	130	137
3.461% 12/1/40 (e)	6,281	6,660
3.5% 4/1/29 to 8/1/45	58,071	60,485
3.5% 9/1/45 (b)	300	311
3.5% 9/1/45 (b)	9,600	9,948
3.5% 9/1/45 (b)	5,900	6,114
3.5% 9/1/45 (b)	35,800	37,098
4% 11/1/26 to 4/1/45	83,961	89,632
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/45 (b)	$ 5,400	$ 5,735
4% 9/1/45 (b)	5,300	5,629
4% 9/1/45 (b)	1,450	1,540
4% 9/1/45 (b)	10,200	10,833
4.5% 5/1/25 to 4/1/45	65,802	71,520
4.5% 9/1/45 (b)	5,600	6,066
5% 5/1/20 to 10/1/41	2,416	2,687
5.5% 2/1/18 to 4/1/39	3,887	4,375
5.565% 8/1/46 (e)	44	47
6.5% 3/1/16 to 5/1/38	1,688	1,922
7% 12/1/15 to 5/1/30	1,015	1,168
7.5% 8/1/22 to 9/1/32	659	785
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	90	102
9% 10/1/30	201	250
9.5% 7/1/16 to 8/1/22	6	6
		453,549
Freddie Mac - 22.4%
1.82% 3/1/35 (e)	108	112
2.05% 6/1/37 (e)	30	31
2.055% 11/1/35 (e)	267	281
2.095% 8/1/37 (e)	77	82
2.105% 3/1/36 (e)	293	308
2.121% 5/1/37 (e)	74	79
2.333% 4/1/37 (e)	98	105
2.385% 6/1/37 (e)	22	23
2.394% 10/1/42 (e)	736	776
2.415% 6/1/37 (e)	271	290
2.448% 6/1/37 (e)	529	567
2.481% 5/1/34 (e)	7	8
2.595% 4/1/37 (e)	9	9
2.698% 6/1/33 (e)	747	798
2.757% 7/1/36 (e)	86	92
2.757% 12/1/36 (e)	398	426
2.78% 10/1/36 (e)	14	14
3% 11/1/42 to 6/1/43	14,948	15,059
3% 9/1/45 (b)	39,200	39,255
3.091% 9/1/41 (e)	669	696
3.155% 10/1/35 (e)	41	43
3.434% 12/1/40 (e)	2,680	2,814
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 4/1/42 to 6/1/45	$ 70,117	$ 72,770
4% 2/1/41 to 7/1/45	31,564	33,711
4.5% 7/1/25 to 8/1/44 (d)	12,472	13,552
5% 7/1/33 to 7/1/41 (c)	15,993	17,766
5.5% 10/1/17 to 10/1/39	11,682	13,039
6% 5/1/16 to 6/1/39	2,658	3,002
6.5% 2/1/16 to 9/1/39	4,323	4,912
7% 6/1/21 to 9/1/36	1,478	1,719
7.5% 9/1/15 to 7/1/34	1,915	2,242
8% 11/1/16 to 1/1/37	19	22
8.5% 8/1/16 to 9/1/20	2	2
9% 9/1/16 to 5/1/21	12	12
10% 1/1/16 to 12/1/18	0	0
		224,617
Ginnie Mae - 23.6%
3% 6/15/42 to 4/15/45	7,740	7,867
3% 9/1/45 (b)	37,350	37,840
3.5% 3/15/42 to 6/20/45	48,004	50,074
3.5% 9/1/45 (b)	16,100	16,764
3.5% 9/1/45 (b)	17,000	17,701
4% 7/20/33 to 7/20/45	46,129	49,220
4% 9/1/45 (b)	1,200	1,272
4.5% 8/15/33 to 5/20/41	34,844	38,128
5% 9/20/33 to 6/15/41	10,924	12,259
5.5% 10/15/33 to 9/15/39	3,116	3,545
6.5% 10/15/34 to 7/15/36	187	217
7% 2/15/24 to 4/20/32	907	1,066
7.5% 12/15/21 to 12/15/29	336	392
8% 6/15/21 to 12/15/25	195	227
8.5% 1/15/17 to 10/15/28	159	187
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	2	3
		236,762
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $904,052)		914,928
Asset-Backed Securities - 3.5%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust Series 2014-1 Class A, 1.14% 3/12/18 (a)	$ 337	$ 337
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	1,148	1,147
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (a)	1,300	1,301
Series 2014-1A Class A, 1.46% 12/17/18 (a)	2,258	2,255
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	1,198	1,200
Series 2013-D Class A, 1.54% 7/16/18 (a)	1,849	1,851
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	1,454	1,451
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	58	2
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,563	1,588
Series 2007-CH4 Class A3, 0.3005% 2/25/32 (e)	2,250	2,231
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.4894% 8/25/36 (e)	5,300	5,021
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (a)	2,988	2,992
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	7,502	7,528
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6205% 5/25/35 (e)	1,995	1,921
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	187	186
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,036	1,036
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	2,866	2,862
TOTAL ASSET-BACKED SECURITIES (Cost $34,927)		34,909
Collateralized Mortgage Obligations - 16.8%

Private Sponsor - 7.9%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (a)(e)	8,235	7,944
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (a)(e)	412	401
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.6407% 3/27/36 (a)(e)	3,866	3,856
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	$ 3,665	$ 3,604
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	7,038	7,113
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5505% 11/26/35 (a)(e)	5,500	5,363
Series 2014-15R Class 7A3, 1.1124% 10/26/37 (a)(e)	2,835	2,776
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (a)(e)	582	599
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (a)(e)	4,720	4,383
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	4,940	4,887
Series 2014-3R Class 2A1, 0.8847% 5/27/37 (a)(e)	1,476	1,400
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	9,444	9,435
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	648	649
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (e)	392	390
Granite Master Issuer PLC floater Series 2007-1 Class 1B1, 0.3428% 12/20/54 (e)	6,767	6,631
Granite Mortgages floater Series 2003-2 Class 1B, 1.267% 7/20/43 (e)	3,201	3,189
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7984% 1/26/37 (a)(e)	390	389
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (e)	265	245
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	1,495	1,522
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (e)	1,446	1,301
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	3,748	3,793
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (e)	200	197
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8305% 9/25/43 (e)	333	322
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	252	255
Series 2003-MS5 Class 1A1, 5% 3/25/18	273	279
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.5287% 9/25/33 (e)	$ 1,025	$ 1,024
Series 2005-AR10 Class 2A15, 2.6681% 6/25/35 (e)	5,895	5,992
Series 2005-AR2 Class 1A2, 2.6165% 3/25/35 (e)	248	229
Series 2006-AR10 Class 3A1, 2.7103% 7/25/36 (e)	1,048	1,036
TOTAL PRIVATE SPONSOR		79,204
U.S. Government Agency - 8.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9006% 12/25/33 (e)(g)(h)	364	84
Series 2007-57 Class FA, 0.4294% 6/25/37 (e)	1,597	1,597
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,220	2,451
Series 1999-17 Class PG, 6% 4/25/29	709	779
Series 1999-32 Class PL, 6% 7/25/29	613	674
Series 1999-33 Class PK, 6% 7/25/29	397	438
Series 2001-52 Class YZ, 6.5% 10/25/31	48	54
Series 2005-39 Class TE, 5% 5/25/35	1,028	1,135
Series 2005-73 Class SA, 17.0316% 8/25/35 (e)(h)	83	107
Series 2006-105 Class MD, 5.5% 6/25/35	435	442
Series 2011-35 Class PA, 4% 2/25/39	385	394
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	677	746
Series 2001-31 Class ZC, 6.5% 7/25/31	296	341
Series 2002-16 Class ZD, 6.5% 4/25/32	104	121
Series 2002-74 Class SV, 7.3506% 11/25/32 (e)(g)	249	45
Series 2002-79 Class Z, 5.5% 11/25/22	337	376
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	932	127
Series 06-116 Class SG, 6.4406% 12/25/36 (e)(g)(h)	240	47
Series 07-40 Class SE, 6.2406% 5/25/37 (e)(g)(h)	150	25
Series 1993-165 Class SH, 19.2358% 9/25/23 (e)(h)	35	48
Series 2003-21 Class SK, 7.9006% 3/25/33 (e)(g)(h)	119	33
Series 2003-35 Class TQ, 7.3006% 5/25/18 (e)(g)(h)	51	3
Series 2007-57 Class SA, 39.4236% 6/25/37 (e)(h)	478	958
Series 2007-66:
Class FB, 0.5994% 7/25/37 (e)	843	849
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SB, 38.4036% 7/25/37 (e)(h)	$ 155	$ 297
Series 2008-12 Class SG, 6.1506% 3/25/38 (e)(g)(h)	822	148
Series 2009-114 Class AI, 5% 12/25/23 (g)	268	11
Series 2009-16 Class SA, 6.0506% 3/25/24 (e)(g)(h)	186	7
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	171	8
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	99	8
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	148	12
Series 2010-12 Class AI, 5% 12/25/18 (g)	559	30
Series 2010-135 Class LS, 5.8506% 12/25/40 (e)(g)(h)	750	134
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	959	136
Series 2010-23:
Class AI, 5% 12/25/18 (g)	233	11
Class HI, 4.5% 10/25/18 (g)	168	8
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	506	24
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	314	23
Series 2011-67 Class AI, 4% 7/25/26 (g)	254	29
Series 2011-83 Class DI, 6% 9/25/26 (g)	367	49
Series 2013-N1 Class A, 6.5206% 6/25/35 (e)(g)(h)	768	168
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	148	7
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	199	44
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	140	25
Class 13, 6% 3/25/34 (g)	185	37
Series 359 Class 19, 6% 7/25/35 (e)(g)	130	27
Series 384 Class 6, 5% 7/25/37 (g)	471	98
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	765	845
Series 2104 Class PG, 6% 12/15/28	222	244
Series 2121 Class MG, 6% 2/15/29	316	348
Series 2154 Class PT, 6% 5/15/29	524	576
Series 2162 Class PH, 6% 6/15/29	84	93
Series 2520 Class BE, 6% 11/15/32	382	422
Series 2585 Class KS, 7.4024% 3/15/23 (e)(g)(h)	39	6
Series 2693 Class MD, 5.5% 10/15/33	6,694	7,494
Series 2802 Class OB, 6% 5/15/34	1,894	2,127
Series 3002 Class NE, 5% 7/15/35	631	695
Series 3189 Class PD, 6% 7/15/36	610	701
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	$ 204	$ 220
Series 3786 Class HI, 4% 3/15/38 (g)	899	104
Series 3806 Class UP, 4.5% 2/15/41	1,462	1,582
Series 3832 Class PE, 5% 3/15/41	960	1,091
Series 70 Class C, 9% 9/15/20	7	7
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	108	119
Series 2135 Class JE, 6% 3/15/29	375	413
Series 2274 Class ZM, 6.5% 1/15/31	177	203
Series 2281 Class ZB, 6% 3/15/30	145	159
Series 2357 Class ZB, 6.5% 9/15/31	345	400
Series 2502 Class ZC, 6% 9/15/32	390	433
Series 06-3115 Class SM, 6.4024% 2/15/36 (e)(g)(h)	200	35
Series 1658 Class GZ, 7% 1/15/24	479	534
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,185	247
Series 2380 Class SY, 8.0024% 11/15/31 (e)(g)(h)	1,427	290
Series 2587 Class IM, 6.5% 3/15/33 (g)	208	42
Series 2844:
Class SC, 45.5156% 8/15/24 (e)(h)	15	27
Class SD, 83.8812% 8/15/24 (e)(h)	23	54
Series 2935 Class ZK, 5.5% 2/15/35	1,596	1,814
Series 2947 Class XZ, 6% 3/15/35	690	777
Series 3055 Class CS, 6.3924% 10/15/35 (e)(g)	265	53
Series 3244 Class SG, 6.4624% 11/15/36 (e)(g)(h)	531	102
Series 3274 Class SM, 6.2324% 2/15/37 (e)(g)	315	57
Series 3284 Class CI, 5.9224% 3/15/37 (e)(g)	1,157	212
Series 3287 Class SD, 6.5524% 3/15/37 (e)(g)(h)	747	177
Series 3297 Class BI, 6.5624% 4/15/37 (e)(g)(h)	1,093	222
Series 3336 Class LI, 6.3824% 6/15/37 (e)(g)	504	73
Series 3772 Class BI, 4.5% 10/15/18 (g)	343	17
Series 3949 Class MK, 4.5% 10/15/34	447	484
Series 3955 Class YI, 3% 11/15/21 (g)	1,685	101
Series 4471 Class PA 4% 12/15/40	6,911	7,304
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	299	344
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40	3,166	3,563
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (e)(g)(h)	$ 253	$ 44
Series 2010-H17 Class FA, 0.519% 7/20/60 (e)(i)	301	300
Series 2010-H18 Class AF, 0.4882% 9/20/60 (e)(i)	366	364
Series 2010-H19 Class FG, 0.4882% 8/20/60 (e)(i)	436	434
Series 2011-H13 Class FA, 0.6882% 4/20/61 (e)(i)	179	180
Series 2015-H13 Class FL, 0.4682% 5/20/63 (e)(i)	10,495	10,474
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	570	94
sequential payer:
Series 2002-24 Class SK, 7.7524% 4/16/32 (e)(g)(h)	1,247	261
Series 2002-42 Class ZA, 6% 6/20/32	449	514
Series 2004-24 Class ZM, 5% 4/20/34	935	1,036
Series 1999-40 Class SE, 8.7524% 11/16/29 (e)(g)(h)	333	18
Series 2000-8 Class SA, 8.2524% 1/16/30 (e)(g)(h)	285	16
Series 2001-3 Class S, 7.9024% 2/16/31 (e)(g)	281	57
Series 2001-36:
Class SB, 7.9024% 12/16/23 (e)(g)(h)	747	134
Class SP, 8.5524% 9/16/26 (e)(g)	529	84
Series 2001-38 Class SB, 7.3824% 8/16/31 (e)(g)(h)	453	87
Series 2001-41 Class SG, 8.5524% 9/16/31 (e)(g)	258	37
Series 2001-49:
Class SC, 7.4024% 12/16/25 (e)(g)(h)	982	164
Class SL, 7.4024% 5/16/30 (e)(g)(h)	1,264	238
Class SV, 8.0524% 12/16/28 (e)(g)(h)	496	38
Series 2001-50:
Class SD, 7.9973% 11/20/31 (e)(g)(h)	668	163
Class ST, 7.5024% 8/16/27 (e)(g)(h)	277	56
Series 2002-5 Class SP, 7.2524% 1/16/32 (e)(g)(h)	464	79
Series 2004-32 Class GS, 6.3024% 5/16/34 (e)(g)(h)	424	92
Series 2004-73 Class AL, 7.0024% 8/17/34 (e)(g)(h)	162	31
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,695	415
Series 2012-76 Class GS, 6.5024% 6/16/42 (e)(g)(h)	846	177
Series 2012-97 Class JS, 6.0524% 8/16/42 (e)(g)(h)	2,940	504
Series 2013-124:
Class ES, 8.3963% 4/20/39 (e)(h)	1,482	1,724
Class ST, 8.5297% 8/20/39 (e)(h)	2,784	3,269
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2013-160 Class MS, 5.9973% 9/20/32 (e)(g)(h)	$ 2,441	$ 445
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	13,761	14,101
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	5,304	5,435
TOTAL U.S. GOVERNMENT AGENCY		89,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,870)		168,295
Commercial Mortgage Securities - 15.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (e)(g)	834	10
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,159	2,220
Series 2007-2 Class A4, 5.6126% 4/10/49 (e)	1,293	1,346
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5094% 7/25/37 (a)(e)	41	32
Class M2, 0.5394% 7/25/37 (a)(e)	43	31
Class M3, 0.5694% 7/25/37 (a)(e)	70	31
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (a)(e)	9,000	8,986
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.2994% 1/15/46 (e)	1,748	1,752
Series 2006-CD3 Class A5, 5.617% 10/15/48	181	186
Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,284
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (a)(e)	5,000	4,986
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,154
Series 2015-PC1 Class A5, 3.902% 7/10/50	3,400	3,541
CSMC Series 2015-TOWN:
Class A, 1.4373% 3/15/17 (a)(e)	7,804	7,774
Class B, 2.0976% 3/15/17 (a)(e)	185	184
Class C, 2.4476% 3/15/17 (a)(e)	180	179
Class D, 3.3976% 3/15/17 (a)(e)	273	271
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(e)	1,292	1,282
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	$ 8,600	$ 8,846
Series K034 Class A2, 3.531% 7/25/23	5,549	5,877
Series K035 Class A2, 3.458% 8/25/23	1,022	1,076
Series K032 Class A2, 3.31% 5/25/23	1,628	1,704
Series K036 Class A2, 3.527% 10/25/23	2,681	2,834
Series K047 Class A2, 3.329% 5/25/25	7,200	7,468
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,703
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (a)(e)	12,750	12,747
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,120
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	544	564
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (a)(e)	513	512
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (a)(e)	896	895
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (a)(e)	844	843
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C26 Class ASB, 3.2884% 1/15/48	3,700	3,778
Series 2015-C31 Class ASB, 3.5373% 8/15/48	10,300	10,622
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.0976% 4/15/27 (a)(e)	5,000	4,989
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,353	1,391
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	972	1,001
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (e)	4,140	4,359
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,779	2,966
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	183
Series 2006-1 Class AM, 5.5154% 2/12/39 (e)	304	308
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9077% 6/11/49 (e)	1,667	1,767
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (a)(e)	2,783	2,768
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 6,850	$ 7,136
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	319
Class A5, 5.5% 4/15/47	8,506	8,986
Series 2007-C32 Class A3, 5.7146% 6/15/49 (e)	1,150	1,210
Series 2007-C33 Class A4, 5.9507% 2/15/51 (e)	1,827	1,909
Series 2006-C23 Class A1A, 5.422% 1/15/45	843	850
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,798	1,848
Series 2007-C31A Class A2, 5.421% 4/15/47	77	77
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class ASB, 3.381% 12/15/47	3,000	3,094
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,639)		154,999
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,632)	14,855	1,622
Cash Equivalents - 1.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $13,631)	$ 13,631	13,631
TOTAL INVESTMENT PORTFOLIO - 128.5% (Cost $1,275,751)		1,288,384
NET OTHER ASSETS (LIABILITIES) - (28.5)%		(285,528)
NET ASSETS - 100%		$ 1,002,856
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (12,000)	$ (12,052)
3% 9/1/45	(11,300)	(11,349)
3% 9/1/45	(3,200)	(3,214)
3% 9/1/45	(700)	(703)
3% 9/1/45	(9,500)	(9,541)
3% 9/1/45	(4,700)	(4,720)
3% 9/1/45	(3,700)	(3,716)
3% 9/1/45	(10,800)	(10,846)
3% 9/1/45	(5,200)	(5,222)
3.5% 9/1/45	(300)	(311)
3.5% 9/1/45	(300)	(311)
TOTAL FANNIE MAE		(61,985)
Freddie Mac
3% 9/1/45	(16,000)	(16,022)
TOTAL TBA SALE COMMITMENTS (Proceeds $78,101)		$ (78,007)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Sep. 2017	$ 34,900	3-month LIBOR	1.5%	$ (177)	$ 0	$ (177)
LCH	Sep. 2018	11,700	3-month LIBOR	1.75%	(111)	0	(111)
LCH	Sep. 2020	25,900	3-month LIBOR	2.25%	(482)	0	(482)
LCH	Sep. 2025	9,000	3-month LIBOR	2.75%	(301)	0	(301)
LCH	Sep. 2045	6,000	3-month LIBOR	3%	(362)	0	(362)
TOTAL INTEREST RATE SWAPS					$ (1,433)	$ 0	$ (1,433)
(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly underlying face amount at value for swaps in the aggregate was $78,575,000.
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,370,000 or 13.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,559,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $62,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Values shown as $0 may reflect amounts less than $500
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,631,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 13,631
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 37
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund
Total	$ 1,575	$ 37	$ -	$ 1,622	0.0%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 914,928	$ -	$ 914,928	$ -
Asset-Backed Securities	34,909	-	34,909	-
Collateralized Mortgage Obligations	168,295	-	168,295	-
Commercial Mortgage Securities	154,999	-	154,999	-
Fixed-Income Funds	1,622	1,622	-	-
Cash Equivalents	13,631	-	13,631	-
Total Investments in Securities:	$ 1,288,384	$ 1,622	$ 1,286,762	$ -
Derivative Instruments:
Liabilities
Swaps	$ (1,433)	$ -	$ (1,433)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (78,007)	$ -	$ (78,007)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (1,433)
Total Value of Derivatives	$ -	$ (1,433)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $13,631) - See accompanying schedule: Unaffiliated issuers (cost $1,274,119)	$ 1,286,762
Fidelity Central Funds (cost $1,632)	1,622
Total Investments (cost $1,275,751)		$ 1,288,384
Receivable for investments sold		263
Receivable for TBA sale commitments		78,101
Receivable for fund shares sold		386
Interest receivable		2,832
Receivable for daily variation margin for derivative instruments		67
Other receivables		2
Total assets		1,370,035

Liabilities
Payable for investments purchased
Regular delivery	$ 7,327
Delayed delivery	281,071
TBA sale commitments, at value	78,007
Payable for fund shares redeemed	263
Distributions payable	94
Accrued management fee	264
Distribution and service plan fees payable	25
Other affiliated payables	128
Total liabilities		367,179

Net Assets		$ 1,002,856
Net Assets consist of:
Paid in capital		$ 1,070,199
Distributions in excess of net investment income		(1,024)
Accumulated undistributed net realized gain (loss) on investments		(77,613)
Net unrealized appreciation (depreciation) on investments		11,294
Net Assets		$ 1,002,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,276 ÷ 3,391.6 shares)	$ 11.29

Maximum offering price per share (100/96.00 of $11.29)	$ 11.76
Class T:
Net Asset Value and redemption price per share ($20,476 ÷ 1,810.7 shares)	$ 11.31

Maximum offering price per share (100/96.00 of $11.31)	$ 11.78
Class B:
Net Asset Value and offering price per share ($829 ÷ 73.5 shares)A	$ 11.28

Class C:
Net Asset Value and offering price per share ($15,537 ÷ 1,378.9 shares)A	$ 11.27

Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($856,236 ÷ 75,679.6 shares)	$ 11.31

Class I:
Net Asset Value, offering price and redemption price per share ($71,502 ÷ 6,342.4 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Interest		$ 27,008
Income from Fidelity Central Funds		37
Total income		27,045

Expenses
Management fee	$ 3,023
Transfer agent fees	1,079
Distribution and service plan fees	327
Fund wide operations fee	380
Independent trustees' compensation	4
Miscellaneous	17
Total expenses	4,830
Net investment income (loss)		22,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,448
Swaps	(1,900)
Total net realized gain (loss)		9,548
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,251)
Swaps	(357)
Delayed delivery commitments	358
Total change in net unrealized appreciation (depreciation)		(7,250)
Net gain (loss)		2,298
Net increase (decrease) in net assets resulting from operations		$ 24,513

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,215	$ 22,482
Net realized gain (loss)	9,548	3,696
Change in net unrealized appreciation (depreciation)	(7,250)	24,462
Net increase (decrease) in net assets resulting from operations	24,513	50,640
Distributions to shareholders from net investment income	(21,563)	(21,729)
Distributions to shareholders from net realized gain	(244)	-
Total distributions	(21,807)	(21,729)
Share transactions - net increase (decrease)	86,045	(21,390)
Total increase (decrease) in net assets	88,751	7,521

Net Assets
Beginning of period	914,105	906,584
End of period (including distributions in excess of net investment income of $1,024 and distributions in excess of net investment income of $5,621, respectively)	$ 1,002,856	$ 914,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.223	.239	.169	.278	.323
Net realized and unrealized gain (loss)	.047	.341	(.457)	.206	.235
Total from investment operations	.270	.580	(.288)	.484	.558
Distributions from net investment income	(.217)	(.230)	(.162)	(.284)	(.328)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.220)	(.230)	(.162)	(.284)	(.328)
Net asset value, end of period	$ 11.29	$ 11.24	$ 10.89	$ 11.34	$ 11.14
Total ReturnA, B	2.41%	5.37%	(2.57)%	4.41%	5.22%
Ratios to Average Net AssetsD, F
Expenses before reductions	.81%	.81%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.81%	.81%	.79%	.81%	.82%
Expenses net of all reductions	.81%	.81%	.79%	.81%	.82%
Net investment income (loss)	1.97%	2.15%	1.51%	2.48%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 41	$ 50	$ 60	$ 59
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Income from Investment Operations
Net investment income (loss) C	.225	.242	.173	.281	.326
Net realized and unrealized gain (loss)	.037	.340	(.458)	.216	.235
Total from investment operations	.262	.582	(.285)	.497	.561
Distributions from net investment income	(.219)	(.232)	(.165)	(.287)	(.331)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.222)	(.232)	(.165)	(.287)	(.331)
Net asset value, end of period	$ 11.31	$ 11.27	$ 10.92	$ 11.37	$ 11.16
Total ReturnA, B	2.33%	5.38%	(2.54)%	4.52%	5.24%
Ratios to Average Net AssetsD, F
Expenses before reductions	.79%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.79%	.79%	.77%	.78%	.79%
Expenses net of all reductions	.79%	.79%	.77%	.78%	.79%
Net investment income (loss)	1.98%	2.17%	1.53%	2.50%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 22	$ 26	$ 31	$ 37
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.145	.162	.090	.200	.248
Net realized and unrealized gain (loss)	.037	.342	(.457)	.207	.235
Total from investment operations	.182	.504	(.367)	.407	.483
Distributions from net investment income	(.139)	(.154)	(.083)	(.207)	(.253)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.142)	(.154)	(.083)	(.207)	(.253)
Net asset value, end of period	$ 11.28	$ 11.24	$ 10.89	$ 11.34	$ 11.14
Total ReturnA, B	1.62%	4.65%	(3.25)%	3.69%	4.51%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.28%	1.46%	.80%	1.79%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 4	$ 5
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Income from Investment Operations
Net investment income (loss) C	.141	.160	.088	.197	.244
Net realized and unrealized gain (loss)	.037	.342	(.457)	.217	.226
Total from investment operations	.178	.502	(.369)	.414	.470
Distributions from net investment income	(.135)	(.152)	(.081)	(.204)	(.250)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.138)	(.152)	(.081)	(.204)	(.250)
Net asset value, end of period	$ 11.27	$ 11.23	$ 10.88	$ 11.33	$ 11.12
Total ReturnA, B	1.59%	4.64%	(3.28)%	3.76%	4.39%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.53%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.25%	1.44%	.78%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 17	$ 17	$ 18	$ 15
Portfolio turnover rateE	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Income from Investment Operations
Net investment income (loss) B	.264	.279	.209	.318	.364
Net realized and unrealized gain (loss)	.037	.341	(.458)	.206	.234
Total from investment operations	.301	.620	(.249)	.524	.598
Distributions from net investment income	(.258)	(.270)	(.201)	(.324)	(.368)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.261)	(.270)	(.201)	(.324)	(.368)
Net asset value, end of period	$ 11.31	$ 11.27	$ 10.92	$ 11.37	$ 11.17
Total ReturnA	2.68%	5.73%	(2.23)%	4.77%	5.59%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.33%	2.51%	1.85%	2.84%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 856	$ 785	$ 778	$ 850	$ 765
Portfolio turnover rateD	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Income from Investment Operations
Net investment income (loss) B	.256	.271	.200	.311	.354
Net realized and unrealized gain (loss)	.038	.342	(.456)	.207	.235
Total from investment operations	.294	.613	(.256)	.518	.589
Distributions from net investment income	(.251)	(.263)	(.194)	(.318)	(.359)
Distributions from net realized gain	(.003)	-	-	-	-
Total distributions	(.254)	(.263)	(.194)	(.318)	(.359)
Net asset value, end of period	$ 11.27	$ 11.23	$ 10.88	$ 11.33	$ 11.13
Total ReturnA	2.64%	5.69%	(2.30)%	4.73%	5.53%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.51%	.50%	.53%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.50%	.53%
Expenses net of all reductions	.50%	.51%	.51%	.50%	.53%
Net investment income (loss)	2.28%	2.45%	1.79%	2.79%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 72	$ 48	$ 34	$ 12	$ 7
Portfolio turnover rateD	439%	398%	474%	451%	490%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,875
Gross unrealized depreciation	(5,497)
Net unrealized appreciation (depreciation) on securities	$ 10,378
Tax Cost	$ 1,278,006

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,227
Capital loss carryforward	$ (77,312)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,744

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)
No expiration
Long-term	(3,849)
Total capital loss carryforward	$ (77,312)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 21,807	$ 21,729

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments -continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (1,900)	$ (357)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

Annual Report

4. Derivative Instruments -continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $190,129 and $131,238, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 97	$ 1
Class T	-%	.25%	54	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	166	18
			$ 327	$ 26

* In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	6
Class C*	1
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 80.21
Class T	42.19
Class B	3.25
Class C	29.18
Fidelity Mortgage Securities Fund	834.10
Class I	91.15
	$ 1,079

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 748	$ 944
Class T	417	488
Class B	14	26
Class C	202	230
Fidelity Mortgage Securities Fund	18,864	19,029
Class I	1,318	1,012
Total	$ 21,563	$ 21,729
From net realized gain
Class A	$ 10	$ -
Class T	6	-
Class C	5	-
Fidelity Mortgage Securities Fund	210	-
Class I	13	-
Total	$ 244	$ -

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	563	499	$ 6,368	$ 5,530
Reinvestment of distributions	59	75	669	829
Shares redeemed	(872)	(1,528)	(9,855)	(16,931)
Net increase (decrease)	(250)	(954)	$ (2,818)	$ (10,572)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class T
Shares sold	285	151	$ 3,225	$ 1,676
Reinvestment of distributions	36	42	409	465
Shares redeemed	(458)	(597)	(5,196)	(6,625)
Net increase (decrease)	(137)	(404)	$ (1,562)	$ (4,484)
Class B
Shares sold	5	1	$ 68	$ 16
Reinvestment of distributions	1	1	9	14
Shares redeemed	(55)	(91)	(625)	(1,013)
Net increase (decrease)	(49)	(89)	$ (548)	$ (983)
Class C
Shares sold	358	306	$ 4,044	$ 3,390
Reinvestment of distributions	15	15	166	169
Shares redeemed	(502)	(371)	(5,678)	(4,102)
Net increase (decrease)	(129)	(50)	$ (1,468)	$ (543)
Fidelity Mortgage Securities Fund
Shares sold	20,281	12,835	$ 230,419	$ 142,389
Reinvestment of distributions	1,582	1,588	17,954	17,699
Shares redeemed	(15,790)	(16,015)	(179,084)	(177,888)
Net increase (decrease)	6,073	(1,592)	$ 69,289	$ (17,800)
Class I
Shares sold	3,034	1,787	$ 34,395	$ 19,767
Reinvestment of distributions	114	89	1,290	991
Shares redeemed	(1,110)	(698)	(12,534)	(7,766)
Net increase (decrease)	2,038	1,178	$ 23,151	$ 12,992

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Treasurer

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates $13,915,655 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOR-UANN-1015
1.784764.112
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	-1.12%	0.83%	1.83%
Class T (incl. 1.50% sales charge)	-1.12%	0.83%	1.85%
Class B (incl. contingent deferred sales charge)A	-3.30%	0.50%	1.67%
Class C (incl. contingent deferred sales charge) B	-1.41%	0.31%	1.15%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Class A on August 31, 2005, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Rob Galusza: For the year, of the fund's share classes (excluding sales charges, if applicable) slightly lagged the 0.81% return of the benchmark Barclays® U.S. 1-3 Year Government/Credit Bond Index. Versus the benchmark, we were hurt by wider spreads - or yields relative to U.S. Treasury investments - in the corporate bond market, as well as a high level of corporate bond issuance. We did, however, have good corporate bond picks. Underweighting Treasury investments hampered the fund's relative return, as they benefited in a more-volatile environment later in the period. In general, longer-dated bonds hurt relative fund performance more than short-term debt. Conversely, helpful security selection among corporate bonds, as well as overweightings in asset-backed and commercial mortgage-backed securities, aided performance. Certain segments within industrial credit also did well, as did debt securities with exposure to financially stronger U.S. consumers. Overall, we tried to stay focused on what we considered stable sources of returns that we thought could repeatedly add value. At period end, the fund focused on what I considered "go to" areas, including bonds backed by banking, insurance and tobacco companies, and also had reduced exposure to Treasury and agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Class A	.69%
Actual		$ 1,000.00	$ 1,000.80	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.70%
Actual		$ 1,000.00	$ 1,000.80	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class B	1.44%
Actual		$ 1,000.00	$ 997.90	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Class C	1.54%
Actual		$ 1,000.00	$ 997.90	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class I	.53%
Actual		$ 1,000.00	$ 1,001.60	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 27.4%	U.S. Government and U.S. Government Agency Obligations 33.1%
AAA 24.1%	AAA 22.0%
AA 4.2%	AA 4.7%
A 20.6%	A 18.9%
BBB 20.2%	BBB 19.6%
BB and Below 2.5%	BB and Below 1.4%
Not Rated 0.2%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets (0.3)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	2.0	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	1.7	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015 **
	Corporate Bonds 42.8%		Corporate Bonds 42.7%
	U.S. Government and U.S. Government Agency Obligations 27.4%		U.S. Government and U.S. Government Agency Obligations 33.1%
	Asset-Backed Securities 16.1%		Asset-Backed Securities 14.6%
	CMOs and Other Mortgage Related Securities 10.0%		CMOs and Other Mortgage Related Securities 9.6%
	Municipal Bonds 0.0%		Municipal Bonds 0.2%
	Other Investments 2.9%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) (0.3)%†
* Foreign investments	14.9%	** Foreign investments	14.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.9%
American Honda Finance Corp.:
0.95% 5/5/17	$ 1,580,000	$ 1,574,222
1.125% 10/7/16	1,248,000	1,250,963
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	1,815,000	1,817,606
1.375% 8/1/17 (b)	1,642,000	1,629,611
1.45% 8/1/16 (b)	1,429,000	1,432,994
1.65% 3/2/18 (b)	821,000	815,252
1.65% 5/18/18 (b)	1,600,000	1,583,958
General Motors Financial Co., Inc. 2.4% 4/10/18	1,827,000	1,805,248
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,642,000	1,636,718
1.65% 5/22/18 (b)	1,000,000	991,864
Volkswagen International Finance NV 1.6% 11/20/17 (b)	1,090,000	1,091,199
		15,629,635
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	1,000,000	996,880
COX Communications, Inc. 6.25% 6/1/18 (b)	411,000	451,632
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	1,642,000	1,652,752
Thomson Reuters Corp. 0.875% 5/23/16	440,000	439,623
Time Warner Cable, Inc. 5.85% 5/1/17	2,675,000	2,837,669
Time Warner, Inc. 6.875% 6/15/18	1,300,000	1,470,244
Viacom, Inc. 2.2% 4/1/19	821,000	798,072
Walt Disney Co. 1.1% 12/1/17	802,000	798,801
		9,445,673
TOTAL CONSUMER DISCRETIONARY		25,075,308
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (b)	457,000	455,406
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,184,000	2,214,491
		2,669,897
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	$ 733,000	$ 735,131
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	212,000	212,228
		947,359
Food Products - 0.7%
General Mills, Inc.:
0.875% 1/29/16	798,000	798,522
1.4% 10/20/17	2,053,000	2,046,248
H.J. Heinz Co. 1.6% 6/30/17 (b)	1,180,000	1,178,951
The J.M. Smucker Co. 1.75% 3/15/18 (b)	533,000	532,277
Tyson Foods, Inc. 2.65% 8/15/19	821,000	819,182
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	560,000	560,550
		5,935,730
Tobacco - 1.4%
BAT International Finance PLC:
1.85% 6/15/18 (b)	2,000,000	1,998,450
2.75% 6/15/20 (b)	1,570,000	1,591,584
Imperial Tobacco Finance PLC 2.05% 7/20/18 (b)	2,000,000	1,990,636
Philip Morris International, Inc. 1.25% 8/11/17	1,349,000	1,347,044
Reynolds American, Inc.:
1.05% 10/30/15	1,018,000	1,018,410
2.3% 6/12/18	349,000	351,120
3.25% 6/12/20	1,069,000	1,082,446
6.75% 6/15/17	1,350,000	1,460,523
		10,840,213
TOTAL CONSUMER STAPLES		20,393,199
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	473,000	469,698
Noble Holding International Ltd. 4% 3/16/18	60,000	59,248
Petrofac Ltd. 3.4% 10/10/18 (b)	1,478,000	1,464,722
		1,993,668
Oil, Gas & Consumable Fuels - 3.0%
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,109,000	1,125,687
BP Capital Markets PLC:
1.375% 5/10/18	895,000	884,514
2.248% 11/1/16	1,084,000	1,097,107
Canadian Natural Resources Ltd. 1.75% 1/15/18	340,000	335,263
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	$ 1,054,000	$ 1,051,153
ConocoPhillips Co. 1.5% 5/15/18	1,500,000	1,492,002
Enbridge, Inc.:
0.7338% 6/2/17 (c)	1,459,000	1,443,160
0.9337% 10/1/16 (c)	2,053,000	2,046,287
Enterprise Products Operating LP 2.55% 10/15/19	162,000	161,263
Marathon Petroleum Corp. 3.5% 3/1/16	1,399,000	1,415,978
Petro-Canada 6.05% 5/15/18	821,000	904,789
Petrobras Global Finance BV:
2% 5/20/16	1,642,000	1,615,777
3.25% 3/17/17	1,232,000	1,180,379
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	945,000	944,499
Petroleos Mexicanos 3.125% 1/23/19	143,000	142,643
Phillips 66 Co. 2.95% 5/1/17	534,000	545,676
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,232,000	1,222,299
Shell International Finance BV 2.125% 5/11/20	1,184,000	1,175,600
Southwestern Energy Co. 3.3% 1/23/18	321,000	320,020
Spectra Energy Partners, LP 2.95% 6/15/16	257,000	259,638
TransCanada PipeLines Ltd.:
0.9618% 6/30/16 (c)	3,284,000	3,283,567
1.875% 1/12/18	1,642,000	1,647,133
		24,294,434
TOTAL ENERGY		26,288,102
FINANCIALS - 22.7%
Banks - 14.1%
ABN AMRO Bank NV 1.0936% 10/28/16 (b)(c)	3,740,000	3,754,175
Australia & New Zealand Banking Group Ltd. 1.25% 1/10/17	1,339,000	1,340,564
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	957,000	954,608
Bank of America Corp.:
1.25% 1/11/16	3,449,000	3,453,263
2% 1/11/18	2,340,000	2,339,541
2.6% 1/15/19	1,000,000	1,006,929
Bank of Montreal 1.4% 4/10/18	800,000	791,246
Bank of Nova Scotia 1.375% 12/18/17	878,000	872,974
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	$ 1,807,000	$ 1,807,585
1.45% 9/8/17 (b)	1,150,000	1,142,295
1.55% 9/9/16 (b)	945,000	949,813
1.7% 3/5/18 (b)	1,642,000	1,630,091
Barclays Bank PLC 5% 9/22/16	1,642,000	1,706,394
Barclays PLC 2% 3/16/18	1,000,000	994,199
BNP Paribas 2.375% 9/14/17	1,700,000	1,720,288
BPCE SA 1.625% 2/10/17	1,080,000	1,083,886
Capital One Bank NA 1.3% 6/5/17	1,232,000	1,220,298
Citigroup, Inc.:
1.2551% 7/25/16 (c)	1,642,000	1,645,924
1.3% 11/15/16	1,445,000	1,443,634
1.55% 8/14/17	4,105,000	4,091,573
1.7% 4/27/18	780,000	773,074
1.85% 11/24/17	821,000	820,556
2.15% 7/30/18	750,000	749,336
2.5% 9/26/18	1,200,000	1,211,280
2.5% 7/29/19	805,000	804,197
Citizens Bank NA:
1.6% 12/4/17	1,642,000	1,636,503
2.45% 12/4/19	1,240,000	1,224,598
Commonwealth Bank of Australia 1.125% 3/13/17	1,766,000	1,763,921
Credit Suisse New York Branch:
0.8216% 5/26/17 (c)	1,642,000	1,632,345
1.375% 5/26/17	4,105,000	4,097,964
1.75% 1/29/18	1,642,000	1,637,310
Discover Bank:
2% 2/21/18	2,053,000	2,033,063
2.6% 11/13/18	1,000,000	1,001,141
Fifth Third Bancorp 4.5% 6/1/18	1,027,000	1,091,034
Fifth Third Bank 2.15% 8/20/18	963,000	964,915
HSBC Bank PLC 1.5% 5/15/18 (b)	1,090,000	1,081,499
HSBC U.S.A., Inc.:
1.5% 11/13/17	821,000	817,611
1.7% 3/5/18	994,000	988,513
Huntington National Bank 2% 6/30/18	1,570,000	1,562,844
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	1,000,000	997,326
Intesa Sanpaolo SpA 2.375% 1/13/17	2,053,000	2,057,486
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.35% 2/15/17	$ 6,568,000	$ 6,564,526
2% 8/15/17	1,642,000	1,652,824
KeyBank NA 1.7% 6/1/18	1,183,000	1,178,280
La Caisse Centrale 1.75% 1/29/18 (b)	1,232,000	1,236,206
Lloyds Bank PLC 1.75% 3/16/18	1,232,000	1,225,491
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	1,232,000	1,224,821
Mizuho Bank Ltd.:
0.7308% 9/25/17 (b)(c)	1,642,000	1,636,209
1.55% 10/17/17 (b)	2,693,000	2,680,130
MUFG Americas Holdings Corp. 1.625% 2/9/18	238,000	237,246
MUFG Union Bank NA 1.5% 9/26/16	753,000	755,206
PNC Bank NA 1.5% 2/23/18	1,100,000	1,091,034
Regions Financial Corp. 2% 5/15/18	1,654,000	1,645,106
Royal Bank of Canada:
1.2% 1/23/17	1,036,000	1,037,716
1.5% 1/16/18	1,815,000	1,807,575
2.2% 7/27/18	821,000	829,031
Royal Bank of Scotland Group PLC:
1.2218% 3/31/17 (c)	1,807,000	1,806,297
2.55% 9/18/15	6,411,000	6,414,622
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,053,000	2,047,582
1.45% 7/19/16	2,053,000	2,060,167
1.75% 1/16/18	1,642,000	1,635,992
1.8% 7/18/17	1,618,000	1,621,178
SunTrust Banks, Inc. 3.5% 1/20/17	1,190,000	1,219,887
Wells Fargo Bank NA 0.5305% 5/16/16 (c)	3,695,000	3,686,960
Westpac Banking Corp.:
1.2% 5/19/17	2,217,000	2,215,226
1.5% 12/1/17	1,642,000	1,638,187
2% 8/14/17	1,848,000	1,869,017
		113,912,312
Capital Markets - 2.8%
Deutsche Bank AG London Branch 1.4% 2/13/17	4,105,000	4,089,651
Goldman Sachs Group, Inc.:
0.9991% 5/22/17 (c)	1,000,000	999,360
1.748% 9/15/17	2,874,000	2,867,148
2.375% 1/22/18	1,807,000	1,824,813
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.55% 10/23/19	$ 830,000	$ 831,560
2.625% 1/31/19	1,232,000	1,244,447
JPMorgan Chase & Co. 1.7% 3/1/18	821,000	816,168
Lazard Group LLC 6.85% 6/15/17	28,000	30,306
Morgan Stanley:
1.75% 2/25/16	1,697,000	1,704,233
1.875% 1/5/18	821,000	820,976
2.375% 7/23/19	700,000	699,414
5.45% 1/9/17	2,792,000	2,937,097
UBS AG Stamford Branch:
1.375% 6/1/17	590,000	587,198
1.375% 8/14/17	1,618,000	1,612,644
1.8% 3/26/18	1,174,000	1,169,875
		22,234,890
Consumer Finance - 2.9%
American Express Credit Corp.:
1.125% 6/5/17	2,053,000	2,037,707
2.8% 9/19/16	797,000	810,559
Discover Financial Services 6.45% 6/12/17	2,587,000	2,798,024
Ford Motor Credit Co. LLC:
1.461% 3/27/17	1,000,000	995,429
1.684% 9/8/17	1,642,000	1,631,227
2.145% 1/9/18	1,642,000	1,635,560
2.24% 6/15/18	895,000	890,335
3% 6/12/17	2,422,000	2,463,629
General Electric Capital Corp. 1.5% 7/12/16	6,210,000	6,252,830
Hyundai Capital America:
1.45% 2/6/17 (b)	1,151,000	1,148,405
2% 3/19/18 (b)	821,000	816,544
2.125% 10/2/17 (b)	1,196,000	1,199,416
2.875% 8/9/18 (b)	583,000	594,757
John Deere Capital Corp. 1.6% 7/13/18	279,000	278,370
Synchrony Financial 1.875% 8/15/17	193,000	192,179
		23,744,971
Diversified Financial Services - 0.5%
AIG Global Funding 1.65% 12/15/17 (b)	1,232,000	1,230,161
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,092,000	1,099,157
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway, Inc. 1.55% 2/9/18	$ 912,000	$ 913,332
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	489,000	491,537
		3,734,187
Insurance - 1.7%
American International Group, Inc.:
2.3% 7/16/19	1,983,000	1,977,091
5.85% 1/16/18	979,000	1,069,445
Aon Corp.:
3.125% 5/27/16	1,027,000	1,043,437
5% 9/30/20	380,000	418,344
Assurant, Inc. 2.5% 3/15/18	920,000	928,906
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	963,000	977,656
MetLife, Inc.:
1.756% 12/15/17 (c)	382,000	383,890
1.903% 12/15/17 (c)	166,000	166,807
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	3,284,000	3,287,057
1.5% 1/10/18 (b)	2,101,000	2,089,755
Pricoa Global Funding I 1.15% 11/25/16 (b)	904,000	906,264
Prudential Financial, Inc. 2.3% 8/15/18	300,000	303,204
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	238,000	239,403
		13,791,259
Real Estate Investment Trusts - 0.3%
DDR Corp. 9.625% 3/15/16	271,000	282,834
ERP Operating LP 2.375% 7/1/19	528,000	528,872
Health Care REIT, Inc.:
2.25% 3/15/18	280,000	280,380
4.7% 9/15/17	500,000	527,390
Select Income REIT 2.85% 2/1/18	395,000	396,276
		2,015,752
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	633,000	634,977
Ventas Realty LP:
1.25% 4/17/17	405,000	401,908
1.55% 9/26/16	236,000	236,430
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 572,000	$ 573,635
Washington Prime Group LP 3.85% 4/1/20 (b)	1,191,000	1,208,018
		3,054,968
TOTAL FINANCIALS		182,488,339
HEALTH CARE - 3.2%
Biotechnology - 0.3%
Amgen, Inc. 1.25% 5/22/17	1,634,000	1,629,523
Celgene Corp. 2.125% 8/15/18	718,000	718,126
		2,347,649
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	1,129,000	1,128,209
Medtronic, Inc. 1.5% 3/15/18 (b)	1,358,000	1,354,150
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,563,000	1,554,591
		4,036,950
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	229,000	228,618
Express Scripts Holding Co. 1.25% 6/2/17	2,045,000	2,034,513
UnitedHealth Group, Inc. 1.9% 7/16/18	1,400,000	1,403,625
WellPoint, Inc. 1.875% 1/15/18	532,000	529,353
		4,196,109
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	253,000	251,580
Pharmaceuticals - 1.9%
AbbVie, Inc.:
1.2% 11/6/15	1,807,000	1,808,514
1.75% 11/6/17	1,532,000	1,530,686
1.8% 5/14/18	2,061,000	2,046,726
2.5% 5/14/20	1,100,000	1,087,017
Actavis Funding SCS:
1.3679% 3/12/18 (c)	2,053,000	2,056,525
2.35% 3/12/18	1,642,000	1,640,576
3% 3/12/20	687,000	683,813
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,710,000	1,714,434
2.375% 10/8/19 (b)	1,100,000	1,104,635
Mylan, Inc. 1.35% 11/29/16	299,000	296,327
Perrigo Co. PLC 1.3% 11/8/16	302,000	300,163
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 803,000	$ 802,661
1.875% 2/1/18	143,000	142,086
		15,214,163
TOTAL HEALTH CARE		26,046,451
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	813,000	804,514
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	405,000	400,950
TOTAL INDUSTRIALS		1,205,464
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.65% 6/15/18	1,200,000	1,199,412
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	1,394,000	1,392,549
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,913
6.55% 10/1/17	2,775,000	3,045,091
		4,623,553
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	915,000	932,634
3.65% 8/22/18	522,000	542,561
		1,475,195
TOTAL INFORMATION TECHNOLOGY		7,298,160
MATERIALS - 0.8%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	1,970,000	1,959,175
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.:
1.45% 12/8/17	$ 488,000	$ 482,201
1.55% 1/12/18	1,642,000	1,625,995
		4,067,371
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2388% 4/15/16 (b)(c)	966,000	965,947
Freeport-McMoRan, Inc. 2.3% 11/14/17	549,000	510,570
Rio Tinto Finance (U.S.A.) PLC 1.1233% 6/17/16 (c)	821,000	821,944
		2,298,461
TOTAL MATERIALS		6,365,832
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
1.4% 12/1/17	904,000	894,542
2.45% 6/30/20	823,000	815,233
2.95% 5/15/16	986,000	998,425
BellSouth Corp. 4.821% 4/26/16 (b)(c)	1,500,000	1,535,523
British Telecommunications PLC:
1.25% 2/14/17	2,298,000	2,291,761
1.625% 6/28/16	1,515,000	1,521,427
2.35% 2/14/19	1,774,000	1,767,525
CenturyLink, Inc. 5.15% 6/15/17	904,000	926,600
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	993,000	1,005,404
5.75% 3/23/16	1,642,000	1,684,958
Verizon Communications, Inc.:
1.35% 6/9/17	1,279,000	1,274,825
2% 11/1/16	2,239,000	2,255,893
2.5% 9/15/16	3,081,000	3,124,960
		20,097,076
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2879% 9/12/16 (c)	986,000	990,399
2.375% 9/8/16	1,258,000	1,271,209
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.5% 2/19/18	$ 821,000	$ 809,646
1.625% 3/20/17	1,184,000	1,182,803
		4,254,057
TOTAL TELECOMMUNICATION SERVICES		24,351,133
UTILITIES - 3.1%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 1.65% 12/15/17	1,260,000	1,255,931
Duke Energy Corp.:
0.6636% 4/3/17 (c)	1,469,000	1,465,413
1.625% 8/15/17	495,000	496,198
2.1% 6/15/18	1,000,000	1,015,662
Eversource Energy 1.45% 5/1/18	239,000	235,885
Exelon Corp.:
1.55% 6/9/17	155,000	154,617
2.85% 6/15/20	228,000	227,495
FirstEnergy Corp. 2.75% 3/15/18	2,632,000	2,640,433
LG&E and KU Energy LLC 2.125% 11/15/15	1,917,000	1,922,001
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	1,500,000	1,491,683
Pacific Gas & Electric Co. 5.625% 11/30/17	1,457,000	1,580,772
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,016,435
TECO Finance, Inc. 0.8835% 4/10/18 (c)	1,500,000	1,501,451
Xcel Energy, Inc. 0.75% 5/9/16	1,807,000	1,805,032
		16,809,008
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	1,173,000	1,155,021
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	697,000	691,554
1.9% 6/15/18	1,261,000	1,254,257
1.95% 8/15/16	697,000	701,753
2.5% 12/1/19	1,029,000	1,031,394
2.5818% 9/30/66 (c)	1,097,000	955,185
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	$ 2,150,000	$ 2,137,790
Wisconsin Energy Corp. 1.65% 6/15/18	456,000	455,155
		7,227,088
TOTAL UTILITIES		25,191,117
TOTAL NONCONVERTIBLE BONDS (Cost $345,266,965)		344,703,105
U.S. Government and Government Agency Obligations - 22.5%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
1.125% 7/20/18	2,073,000	2,072,799
1.625% 11/27/18	564,000	570,998
1.875% 9/18/18	305,000	311,156
Federal Home Loan Bank 0.75% 8/28/17	585,000	584,114
Freddie Mac:
0.5% 1/27/17	2,668,000	2,664,174
1% 9/29/17	2,463,000	2,469,219
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,672,460
U.S. Treasury Obligations - 21.4%
U.S. Treasury Notes:
0.5% 7/31/17	56,000,000	55,746,992
0.875% 10/15/17	32,187,500	32,218,947
0.875% 7/15/18	11,072,000	11,017,216
1% 5/15/18	70,025,000	69,998,525
1.375% 2/28/19	3,945,600	3,961,319
TOTAL U.S. TREASURY OBLIGATIONS		172,942,999
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $181,378,658)		181,615,459
U.S. Government Agency - Mortgage Securities - 3.0%
	Principal Amount	Value
Fannie Mae - 1.8%
2.159% 11/1/34 (c)	$ 150,056	$ 158,553
2.229% 10/1/35 (c)	318,931	337,522
2.231% 1/1/40 (c)	281,553	299,878
2.273% 3/1/40 (c)	158,203	168,946
2.288% 2/1/35 (c)	284,860	301,609
2.31% 12/1/39 (c)	72,726	77,851
2.36% 11/1/36 (c)	348,813	371,270
2.392% 5/1/35 (c)	248,083	264,264
2.393% 4/1/35 (c)	83,923	89,304
2.427% 12/1/34 (c)	133,338	142,734
2.439% 7/1/35 (c)	887,017	946,174
2.456% 3/1/40 (c)	228,117	243,200
2.463% 12/1/33 (c)	141,308	150,558
2.541% 10/1/41 (c)	386,994	414,264
2.557% 6/1/42 (c)	113,582	117,412
2.69% 2/1/42 (c)	611,790	632,824
2.695% 9/1/41 (c)	544,940	583,341
2.758% 1/1/42 (c)	570,247	592,839
2.787% 8/1/41 (c)	495,090	529,978
2.96% 11/1/40 (c)	74,280	77,823
2.982% 9/1/41 (c)	76,252	79,456
3.015% 8/1/41 (c)	105,543	112,425
3.059% 10/1/41 (c)	40,452	42,085
3.239% 7/1/41 (c)	118,865	125,737
3.309% 10/1/41 (c)	71,379	75,046
3.5% 1/1/26 to 9/1/29	4,153,289	4,400,866
3.554% 7/1/41 (c)	138,395	146,322
4.5% 6/1/19 to 7/1/20	189,223	197,160
5.5% 11/1/17 to 11/1/34	2,823,481	3,123,964
6.5% 1/1/16 to 6/1/16	1,064	1,080
7% 1/1/16 to 11/1/18	6,436	6,632
TOTAL FANNIE MAE		14,811,117
Freddie Mac - 1.1%
2.171% 11/1/35 (c)	210,028	222,606
2.394% 10/1/42 (c)	645,889	680,969
2.397% 8/1/36 (c)	103,296	110,022
2.41% 4/1/40 (c)	159,488	169,561
2.53% 4/1/40 (c)	159,779	171,048
2.972% 8/1/41 (c)	274,147	293,465
3% 8/1/21	740,463	767,739
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.146% 9/1/41 (c)	$ 177,679	$ 190,200
3.22% 9/1/41 (c)	82,419	86,261
3.235% 4/1/41 (c)	80,192	84,138
3.289% 6/1/41 (c)	87,422	92,356
3.444% 5/1/41 (c)	86,665	90,825
3.5% 8/1/26	2,132,310	2,253,835
3.62% 6/1/41 (c)	128,103	135,664
3.705% 5/1/41 (c)	111,491	118,148
4% 6/1/24 to 4/1/26	2,534,760	2,698,712
4.5% 8/1/18 to 11/1/18	578,305	600,683
8.5% 5/1/26 to 7/1/28	32,008	37,970
TOTAL FREDDIE MAC		8,804,202
Ginnie Mae - 0.1%
5.5% 6/15/35	257,514	292,107
7% 1/15/25 to 6/15/32	154,206	180,969
TOTAL GINNIE MAE		473,076
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $23,658,242)		24,088,395
Asset-Backed Securities - 16.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	215,998	209,061
Series 2005-1 Class M1, 0.9044% 4/25/35 (c)	69,143	62,126
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,087,000	1,083,059
Series 2015-1 Class A3, 1.39% 9/16/19	1,110,000	1,110,168
Series 2015-SN1 Class A3, 1.21% 12/20/17	457,000	457,819
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	544,000	546,895
Series 2012-5 Class A, 1.54% 9/15/19	2,291,000	2,293,692
Series 2014-3 Class A, 1.33% 3/15/19	3,918,000	3,919,093
Series 2014-4 Class A2, 1.43% 6/17/19	1,971,000	1,978,618
Series 2014-5 Class A2, 1.6% 10/15/19	2,053,000	2,064,051
Series 2015-3 Class A, 1.63% 5/15/20	1,570,000	1,565,736
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	1,704,000	1,706,694
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2014-2 Class A, 1.26% 1/15/20	$ 1,610,000	$ 1,613,416
Series 2014-3 Class A, 1.49% 4/15/20	2,462,886	2,479,732
Series 2014-4 Class A, 1.43% 6/15/20	2,053,000	2,056,790
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	414,000	410,241
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	351,395	351,345
Series 2013-5 Class A3, 0.9% 9/10/18	1,224,657	1,223,775
Series 2014-1 Class A3, 0.9% 2/8/19	849,000	846,011
Series 2014-2 Class A3, 0.94% 2/8/19	1,626,000	1,620,116
Americredit Automobile Receivables Trust Series 2015-2 Class A3, 1.27% 1/8/20	1,500,000	1,497,567
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.0244% 4/25/34 (c)	11,399	8,375
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (c)	67,779	62,832
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (c)	147,172	52,523
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	1,985,000	1,981,526
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,232,000	1,231,064
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232,000	1,235,006
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,232,000	1,231,563
Series 2014-3 Class A2, 1.18% 12/20/17	1,204,000	1,203,320
Series 2015-1 Class A2, 1.42% 6/20/18	1,209,000	1,208,490
Series 2015-2 Class A2, 1.39% 9/20/18	822,000	818,388
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	821,000	821,167
Series 2014-A5 Class A, 1.48% 7/15/20	1,979,000	1,989,827
Series 2015-A1 Class A, 1.39% 1/15/21	1,940,000	1,941,602
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500,000	1,502,714
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,242,000	1,241,691
Series 2015-3 Class A3, 1.63% 5/15/20	761,000	762,727
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (c)	228,766	150,870
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	308,929	308,499
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	986,000	986,962
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2014-A1 Class A, 1.15% 1/15/19	$ 1,232,000	$ 1,232,074
Series 2014-A7 Class A, 1.38% 11/15/19	2,064,000	2,069,484
Series 2015-A2, Class A, 1.59% 2/18/20	1,232,000	1,237,298
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	1,500,000	1,496,715
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	1,749,970	1,752,226
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,239,653	1,241,810
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	2,734,000	2,738,692
Series 2014-A2 Class A2, 1.02% 2/22/19	1,774,000	1,773,188
Series 2014-A4 Class A4, 1.23% 4/24/19	1,642,000	1,645,665
Series 2014-A8 Class A8, 1.73% 4/9/20	1,585,000	1,599,034
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (c)	7,098	6,348
Series 2004-2 Class 3A4, 0.6994% 7/25/34 (c)	51,255	45,221
Series 2004-3 Class M4, 1.6544% 4/25/34 (c)	8,747	7,883
Series 2004-4 Class M2, 0.9944% 6/25/34 (c)	10,852	9,874
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	821,000	820,448
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	800,000	796,963
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	1,844,000	1,846,500
Series 2014-A3 Class A3, 1.22% 10/15/19	1,642,000	1,645,644
Series 2014-A5 Class A, 1.39% 4/15/20	1,651,000	1,653,326
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,101,579	1,099,345
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	2,232,031	2,226,966
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	1,642,000	1,633,690
Fannie Mae Series 2004-T5:
Class AB1, 0.6675% 5/28/35 (c)	131,071	122,275
Class AB3, 0.9538% 5/28/35 (c)	55,367	51,334
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (c)	36,914	34,531
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	1,500,000	1,496,798
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	4,516,000	4,518,434
Series 2014-1 Class A1, 1.2% 2/15/19	1,954,000	1,953,064
Series 2014-4 Class A1, 1.4% 8/15/19	1,614,000	1,612,760
Series 2015-4 Class A1, 1.8% 8/15/20	1,580,000	1,583,798
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6244% 11/25/34 (c)	$ 85,621	$ 32,121
Class M5, 1.6994% 11/25/34 (c)	31,407	710
Series 2005-A:
Class M3, 0.9344% 1/25/35 (c)	120,398	102,659
Class M4, 1.2194% 1/25/35 (c)	44,055	28,386
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(c)	131,245	122,594
GE Equipment Transportation LLC:
Series 2014-1 Class A3, 0.97% 4/23/18	1,204,352	1,202,454
Series 2015-1 Class A3, 1.28% 2/25/19	1,000,000	1,001,963
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	1,240,000	1,240,835
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,600,000	1,601,581
Series 2015-1 Class A3, 1.53% 9/20/18	1,367,000	1,374,773
Series 2015-2 Class A3, 1.89% 12/20/18	1,164,000	1,169,414
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	1,400,000	1,391,209
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4894% 8/25/33 (c)	47,372	45,663
Series 2003-5 Class A2, 0.8905% 12/25/33 (c)	36,254	33,900
Series 2004-1 Class M2, 1.8994% 6/25/34 (c)	43,293	39,583
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (c)	128,988	85,986
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,642,000	1,642,759
Series 2015-A Class A3, 1.42% 9/17/18 (b)	1,232,000	1,232,898
Series 2015-B Class A3, 1.4% 11/15/18 (b)	1,479,000	1,479,109
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5476% 5/15/18 (b)(c)	1,380,000	1,377,237
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (c)	40,378	40,295
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.612% 12/27/29 (c)	14,500	14,419
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (c)	42,963	608
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,631,000	1,631,458
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (b)	3,908,000	3,891,868
Series 2015-AA Class A, 0.5073% 4/15/19 (b)(c)	1,000,000	999,231
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (c)	$ 20,825	$ 20,648
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (c)	85,096	82,208
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (c)	113,943	106,362
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (c)	42,025	37,637
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (c)	36,724	34,678
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (c)	28,670	543
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	885,000	882,193
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	1,642,000	1,635,258
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (c)	374,960	371,833
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (c)	654,824	619,641
Class M4, 2.3744% 9/25/34 (c)	892,159	412,305
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (c)	153,762	135,449
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (c)	648	613
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	217,887	217,901
Series 2014-4 Class B, 1.82% 5/15/19	754,000	758,014
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (c)	100,490	92,425
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8659% 6/15/33 (c)	182,974	176,387
Class C, 1.2359% 6/15/33 (c)	522,892	506,959
Series 2004-B:
Class A2, 0.4859% 6/15/21 (c)	388,514	386,625
Class C, 1.1559% 9/15/33 (c)	637,237	611,896
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (c)	5,416	4,754
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	1,580,000	1,577,602
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (c)	71,344	63,597
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	1,330,000	1,329,689
Series 2015-A Class A3, 1.25% 12/20/17	821,000	821,452
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	$ 1,684,864	$ 1,682,802
Series 2014-1 Class A3, 0.91% 10/22/18	1,087,000	1,083,242
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	1,020,000	1,016,454
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	1,289,000	1,293,702
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(c)	1,141,740	1,138,405
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,509,000	1,504,662
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.51% 10/15/18	1,180,000	1,179,234
TOTAL ASSET-BACKED SECURITIES (Cost $129,604,679)		129,355,422
Collateralized Mortgage Obligations - 2.8%

Private Sponsor - 1.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (b)(c)	429,511	418,492
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(c)	574,371	591,682
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(c)	867,187	862,244
Class C2, 1.4028% 12/20/54 (b)(c)	626,000	618,363
Series 2006-2:
Class A4, 0.2828% 12/20/54 (c)	170,384	169,083
Class C1, 1.1428% 12/20/54 (c)	2,672,000	2,606,496
Series 2006-3 Class C2, 1.2028% 12/20/54 (c)	142,000	139,884
Series 2006-4:
Class B1, 0.3828% 12/20/54 (c)	381,000	373,695
Class C1, 0.9628% 12/20/54 (c)	233,000	225,484
Class M1, 0.5428% 12/20/54 (c)	100,000	97,499
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (c)	235,000	225,803
Class 1M1, 0.5028% 12/20/54 (c)	153,000	147,660
Class 2C1, 1.0628% 12/20/54 (c)	107,000	104,009
Class 2M1, 0.7028% 12/20/54 (c)	196,000	192,066
Series 2007-2:
Class 2C1, 1.0576% 12/17/54 (c)	272,000	264,410
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2: - continued
Class 3A1, 0.3776% 12/17/54 (c)	$ 64,805	$ 64,455
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (c)	213,988	213,533
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.687% 1/20/44 (c)	36,323	36,237
Class 1C, 2.737% 1/20/44 (c)	44,508	44,071
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (c)	711,130	708,563
Series 2004-3 Class 2A1, 0.5608% 9/20/44 (c)	397,003	395,736
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (c)	47,945	44,316
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (c)	66,596	59,936
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5385% 6/10/35 (b)(c)	25,010	22,706
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (c)	2,940	2,886
TOTAL PRIVATE SPONSOR		8,629,309
U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6994% 9/25/23 (c)	59,307	59,540
Series 2013-9 Class FA, 0.5494% 3/25/42 (c)	1,469,685	1,475,477
floater planned amortization class Series 2005-90 Class FC, 0.4494% 10/25/35 (c)	371,100	372,135
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	590,450	625,892
planned amortization class Series 2012-94 Class E, 3% 6/25/22	381,252	392,507
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	138,412	156,756
Series 2009-31 Class A, 4% 2/25/24	76,395	78,635
Series 2010-135 Class DE, 2.25% 4/25/24	344,813	350,253
Series 2011-16 Class FB, 0.3494% 3/25/31 (c)	856,961	858,991
target amortization Series 2008-29 Class BG 4.7% 12/25/35	115,030	119,058
Freddie Mac:
floater Series 2711 Class FC, 1.0976% 2/15/33 (c)	588,153	598,999
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 3117 Class JF, 0.4976% 2/15/36 (c)	$ 362,587	$ 364,181
floater sequential payer Series 3943 Class EF 0.4476% 2/15/26 (c)	644,285	645,651
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	768,053	779,063
planned amortization class:
Series 3792 Class DF, 0.5976% 11/15/40 (c)	921,360	924,511
Series 3820 Class DA, 4% 11/15/35	463,706	489,807
Series 3949 Class MK, 4.5% 10/15/34	360,488	390,762
Series 4221-CLS Class GA, 1.4% 7/15/23	1,632,788	1,627,352
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.4528% 1/20/42 (c)	474,744	474,901
floater planned amortization class Series 2005-47 Class FX, 0.3528% 5/20/34 (c)	820,850	820,304
floater sequential payer:
Series 2010-120 Class FB 0.5028% 9/20/35 (c)	168,703	168,857
Series 2011-150 Class D, 3% 4/20/37	50,517	51,097
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	1,985,276	2,034,509
TOTAL U.S. GOVERNMENT AGENCY		13,859,238
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,357,665)		22,488,547
Commercial Mortgage Securities - 9.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (c)(d)	179,722	2,249
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	821,830	838,540
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	1,459,671	1,501,346
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(c)	1,028,000	1,018,998
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(c)	4,230	3,815
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(c)	410,341	364,699
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A: - continued
Class B1, 1.5994% 1/25/36 (b)(c)	$ 16,252	$ 10,338
Class M1, 0.6494% 1/25/36 (b)(c)	129,059	104,559
Class M2, 0.6694% 1/25/36 (b)(c)	59,655	46,771
Class M3, 0.6994% 1/25/36 (b)(c)	64,113	48,334
Class M4, 0.8094% 1/25/36 (b)(c)	32,806	24,215
Class M5, 0.8494% 1/25/36 (b)(c)	32,806	24,084
Class M6, 0.8994% 1/25/36 (b)(c)	33,292	23,830
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(c)	4,089	420
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(c)	202,380	169,524
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(c)	45,048	38,432
Class A2, 0.5194% 7/25/37 (b)(c)	42,192	34,711
Class M1, 0.5694% 7/25/37 (b)(c)	15,038	11,509
Class M2, 0.6094% 7/25/37 (b)(c)	8,438	5,940
Class M3, 0.6894% 7/25/37 (b)(c)	6,493	3,807
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(c)	61,411	50,024
Class M1, 0.5094% 7/25/37 (b)(c)	46,395	35,871
Class M2, 0.5394% 7/25/37 (b)(c)	48,778	35,029
Class M3, 0.5694% 7/25/37 (b)(c)	78,956	34,711
Class M4, 0.6994% 7/25/37 (b)(c)	124,857	36,654
Class M5, 0.7994% 7/25/37 (b)(c)	57,492	11,286
Series 2007-4A:
Class A2, 0.7494% 9/25/37 (b)(c)	528,223	373,334
Class M1, 1.1494% 9/25/37 (b)(c)	84,596	16,149
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	4,088,410	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,383,495	1,426,214
Series 2006-PW14 Class A1A, 5.189% 12/11/38	516,071	536,048
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (c)	1,254,369	1,272,709
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (c)	1,058,397	1,080,190
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(c)	1,022,000	1,010,407
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(c)	38,675	36,797
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	768,860	821,943
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(c)	1,895,924	1,892,970
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 473,695	$ 487,291
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (c)	732,217	743,785
Series 2013-GC11 Class A1, 0.754% 4/10/46	384,590	382,185
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.2994% 1/15/46 (c)	233,106	233,747
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (c)	1,966,702	1,968,716
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(c)	2,052,405	2,046,853
Series 2013-CR9 Class A1, 1.344% 7/10/45	261,398	261,083
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530,000	1,574,225
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(c)	16,009	16,012
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (c)	1,471,089	1,509,602
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,292,533	1,341,427
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	162,357	161,887
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(c)	180,000	178,782
Class C, 2.4476% 3/15/17 (b)(c)	176,000	174,814
Class D, 3.3976% 3/15/17 (b)(c)	266,000	263,798
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(c)	1,905,000	1,890,676
Class B, 1.3873% 4/15/27 (b)(c)	990,000	984,688
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	417,824	420,492
Series K707 Class A1, 1.615% 9/25/18	956,296	963,138
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(c)	2,767,924	2,767,285
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2006-C1 Class A4, 5.2753% 3/10/44 (c)	998,857	1,001,873
Series 2007-C1 Class A4, 5.543% 12/10/49	436,752	452,606
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (c)	806,436	813,243
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)	783,474	819,316
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (c)	842,443	855,005
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (c)	$ 769,135	$ 773,683
Class A4, 5.553% 4/10/38 (c)	872,230	873,256
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	290,000	293,022
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(c)	445,622	444,302
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	782,294	810,870
Class A4, 5.56% 11/10/39	1,904,140	1,961,951
Series 2011-GC5 Class A1, 1.468% 8/10/44	8,252	8,250
Series 2012-GC6 Class A1, 1.282% 1/10/45	40,732	40,761
Series 2013-GC12 Class A1, 0.742% 6/10/46 (c)	403,249	400,831
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(c)	884,948	884,335
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	270,000	270,603
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (b)(c)	737,000	736,108
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(c)	11,495	11,269
Class F, 0.5276% 11/15/18 (b)(c)	31,865	30,635
Class G, 0.5576% 11/15/18 (b)(c)	27,694	26,506
Class H, 0.6976% 11/15/18 (b)(c)	21,250	20,294
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(c)	1,232,000	1,229,230
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(c)	1,396,000	1,393,591
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,513,549	1,556,246
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,455,323	1,485,179
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (c)	1,666,543	1,706,575
Series 2013-C13 Class A1, 1.3029% 1/15/46	1,409,793	1,409,898
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	491,825	493,010
Series 2006-C6 Class A4, 5.372% 9/15/39	353,297	363,177
Series 2007-C1 Class A4, 5.424% 2/15/40	1,615,823	1,681,532
Series 2007-C7 Class A3, 5.866% 9/15/45	695,161	748,916
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	1,249,993	1,286,543
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	$ 967,072	$ 1,005,618
Series 2006-1 Class AM, 5.5154% 2/12/39 (c)	236,000	238,864
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	306,912	306,657
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(c)	45,397	45,429
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(c)	80,406	80,160
Class E, 0.4355% 10/15/20 (b)(c)	105,926	105,241
Class F, 0.4855% 10/15/20 (b)(c)	63,569	63,166
Class G, 0.5255% 10/15/20 (b)(c)	78,581	77,984
Class H, 0.6155% 10/15/20 (b)(c)	49,464	48,099
Class J, 0.7655% 10/15/20 (b)(c)	28,557	26,341
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	464,653	482,777
Series 2007-IQ14 Class A2, 5.61% 4/15/49	288,431	288,836
Series 2012-C4 Class A1, 1.085% 3/15/45	270,507	270,571
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	812,596	824,246
Series 2007-T27 Class A1A, 5.649% 6/11/42 (c)	1,346,605	1,425,755
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(c)	965,000	959,782
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	63,475	63,494
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	341,941	339,862
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(c)	50,198	47,667
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,993,665	2,076,885
Class A4, 5.308% 11/15/48	376,406	388,117
Series 2007-C31 Class A4, 5.509% 4/15/47	250,394	255,428
Series 2006-C23:
Class A1A, 5.422% 1/15/45	2,038,591	2,056,747
Class A5, 5.416% 1/15/45 (c)	1,880,003	1,892,825
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	1,146,943	1,159,596
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	1,383,803	1,421,053
Series 2006-C27 Class A3, 5.765% 7/15/45 (c)	928,055	946,893
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 63,162	$ 63,223
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	237,295	235,967
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,718,110)		73,396,842
Supranational Obligations - 0.1%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $687,948)	689,000	687,834
Bank Notes - 2.8%

Bank of America NA:
1.25% 2/14/17	2,529,000	2,526,502
1.75% 6/5/18	1,500,000	1,492,032
5.3% 3/15/17	250,000	262,808
Barclays Bank PLC 2.5% 2/20/19	1,454,000	1,467,493
Branch Banking & Trust Co. 1.45% 10/3/16	2,463,000	2,473,781
Capital One Bank NA:
1.15% 11/21/16	779,000	775,235
1.2% 2/13/17	1,625,000	1,612,271
Capital One NA:
1.5% 9/5/17	1,000,000	990,596
1.65% 2/5/18	1,232,000	1,216,334
Discover Bank 3.1% 6/4/20	750,000	748,427
KeyBank NA:
1.65% 2/1/18	735,000	732,249
2.5% 12/15/19	777,000	777,998
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	1,642,000	1,636,355
2.3% 1/30/19	1,080,000	1,083,983
Marshall & Ilsley Bank 5% 1/17/17	71,000	74,102
PNC Bank NA 1.15% 11/1/16	1,281,000	1,279,405
Regions Bank 7.5% 5/15/18	250,000	283,548
Regions Financial Corp. 2.25% 9/14/18	1,570,000	1,569,254
U.S. Bank NA 1.1% 1/30/17	1,782,000	1,782,194
TOTAL BANK NOTES (Cost $22,812,826)		22,784,567
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $15,393,598)	15,393,598	$ 15,393,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $815,878,691)		814,513,769
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(8,752,141)
NET ASSETS - 100%		$ 805,761,628
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 29,002	$ (2,770)	$ -	$ (2,770)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,681,184 or 15.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,752
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 344,703,105	$ -	$ 344,703,105	$ -
U.S. Government and Government Agency Obligations	181,615,459	-	181,615,459	-
U.S. Government Agency - Mortgage Securities	24,088,395	-	24,088,395	-
Asset-Backed Securities	129,355,422	-	129,322,591	32,831
Collateralized Mortgage Obligations	22,488,547	-	22,488,547	-
Commercial Mortgage Securities	73,396,842	-	73,396,422	420
Supranational Obligations	687,834	-	687,834	-
Bank Notes	22,784,567	-	22,784,567	-
Money Market Funds	15,393,598	15,393,598	-	-
Total Investments in Securities:	$ 814,513,769	$ 15,393,598	$ 799,086,920	$ 33,251
Derivative Instruments:
Liabilities
Swaps	$ (2,770)	$ -	$ (2,770)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,770)
Total Value of Derivatives	$ -	$ (2,770)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
United Kingdom	5.0%
Japan	2.3%
Canada	2.1%
Netherlands	1.6%
Luxembourg	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $800,485,093)	$ 799,120,171
Fidelity Central Funds (cost $15,393,598)	15,393,598
Total Investments (cost $815,878,691)		$ 814,513,769
Cash		1,217
Receivable for investments sold		60,433
Receivable for fund shares sold		996,368
Interest receivable		2,711,895
Distributions receivable from Fidelity Central Funds		1,071
Prepaid expenses		2,599
Other receivables		10,257
Total assets		818,297,609

Liabilities
Payable for investments purchased	$ 9,962,778
Payable for fund shares redeemed	2,014,432
Distributions payable	20,199
Bi-lateral OTC swaps, at value	2,770
Accrued management fee	206,376
Distribution and service plan fees payable	100,720
Other affiliated payables	130,392
Other payables and accrued expenses	98,314
Total liabilities		12,535,981

Net Assets		$ 805,761,628
Net Assets consist of:
Paid in capital		$ 842,431,417
Undistributed net investment income		931,079
Accumulated undistributed net realized gain (loss) on investments		(36,233,176)
Net unrealized appreciation (depreciation) on investments		(1,367,692)
Net Assets		$ 805,761,628

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($177,995,700 ÷ 19,069,166 shares)	$ 9.33

Maximum offering price per share (100/98.50 of $9.33)	$ 9.47
Class T: Net Asset Value and redemption price per share ($95,409,081 ÷ 10,212,587 shares)	$ 9.34

Maximum offering price per share (100/98.50 of $9.34)	$ 9.48
Class B: Net Asset Value and offering price per share ($1,590,542 ÷ 170,720 shares)A	$ 9.32

Class C: Net Asset Value and offering price per share ($79,367,804 ÷ 8,535,752 shares)A	$ 9.30

Class I: Net Asset Value, offering price and redemption price per share ($451,398,501 ÷ 48,317,810 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015
Investment Income
Interest		$ 13,409,187
Income from Fidelity Central Funds		10,752
Total income		13,419,939

Expenses
Management fee	$ 2,818,764
Transfer agent fees	1,423,382
Distribution and service plan fees	1,282,714
Accounting and security lending fees	331,456
Custodian fees and expenses	29,506
Independent trustees' compensation	3,952
Registration fees	95,815
Audit	181,991
Legal	4,567
Miscellaneous	6,774
Total expenses before reductions	6,178,921
Expense reductions	(1,932)	6,176,989
Net investment income (loss)		7,242,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,356,663
Redemption in-kind with affiliated entities	1,130,053
Swaps	2,268
Total net gain (loss)		2,488,984
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,343,473)
Assets and liabilities in foreign currencies	(181)
Swaps	28,455
Total change in net unrealized appreciation (depreciation)		(5,315,199)
Net gain (loss)		(2,826,215)
Net increase (decrease) in net assets resulting from operations		$ 4,416,735

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,242,950	$ 8,175,139
Net realized gain (loss)	2,488,984	2,955,752
Change in net unrealized appreciation (depreciation)	(5,315,199)	3,499,632
Net increase (decrease) in net assets resulting from operations	4,416,735	14,630,523
Distributions to shareholders from net investment income	(6,546,109)	(7,510,420)
Distributions to shareholders from net realized gain	(107,541)	-
Total distributions	(6,653,650)	(7,510,420)
Share transactions - net increase (decrease)	(168,945,549)	(164,681,426)
Total increase (decrease) in net assets	(171,182,464)	(157,561,323)

Net Assets
Beginning of period	976,944,092	1,134,505,415
End of period (including undistributed net investment income of $931,079 and undistributed net investment income of $677,868, respectively)	$ 805,761,628	$ 976,944,092

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23
Income from Investment Operations
Net investment income (loss) C	.073	.070	.070	.090	.134
Net realized and unrealized gain (loss)	(.037)	.052	(.046)	.058	.062
Total from investment operations	.036	.122	.024	.148	.196
Distributions from net investment income	(.065)	(.062)	(.064)	(.098)	(.136)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.066)	(.062)	(.064)	(.098)	(.136)
Net asset value, end of period	$ 9.33	$ 9.36	$ 9.30	$ 9.34	$ 9.29
Total ReturnA, B	.39%	1.32%	.25%	1.61%	2.14%
Ratios to Average Net AssetsD, F
Expenses before reductions	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.69%	.70%
Net investment income (loss)	.78%	.74%	.75%	.97%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,996	$ 190,596	$ 205,581	$ 212,725	$ 250,546
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Income from Investment Operations
Net investment income (loss) C	.073	.069	.069	.089	.134
Net realized and unrealized gain (loss)	(.037)	.053	(.036)	.059	.052
Total from investment operations	.036	.122	.033	.148	.186
Distributions from net investment income	(.065)	(.062)	(.063)	(.098)	(.136)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.066)	(.062)	(.063)	(.098)	(.136)
Net asset value, end of period	$ 9.34	$ 9.37	$ 9.31	$ 9.34	$ 9.29
Total ReturnA, B	.38%	1.31%	.36%	1.60%	2.03%
Ratios to Average Net AssetsD, F
Expenses before reductions	.70%	.71%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70%	.71%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.71%	.70%	.70%	.70%
Net investment income (loss)	.77%	.74%	.74%	.96%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,409	$ 103,447	$ 127,404	$ 140,285	$ 163,217
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24
Income from Investment Operations
Net investment income (loss) C	.003	(.007)	(.006)	.015	.059
Net realized and unrealized gain (loss)	(.032)	.058	(.042)	.059	.062
Total from investment operations	(.029)	.051	(.048)	.074	.121
Distributions from net investment income	- H	(.001)	(.002)	(.024)	(.061)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.001)	(.001)	(.002)	(.024)	(.061)
Net asset value, end of period	$ 9.32	$ 9.35	$ 9.30	$ 9.35	$ 9.30
Total ReturnA, B	(.31)%	.55%	(.51)%	.79%	1.31%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.45%	1.52%	1.51%	1.50%	1.52%
Net investment income (loss)	.03%	(.07)%	(.06)%	.16%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591	$ 2,459	$ 5,824	$ 7,991	$ 9,337
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24
Income from Investment Operations
Net investment income (loss) C	(.006)	(.009)	(.009)	.012	.056
Net realized and unrealized gain (loss)	(.033)	.060	(.050)	.058	.062
Total from investment operations	(.039)	.051	(.059)	.070	.118
Distributions from net investment income	-	(.001)	(.001)	(.020)	(.058)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.001)	(.001)	(.001)	(.020)	(.058)
Net asset value, end of period	$ 9.30	$ 9.34	$ 9.29	$ 9.35	$ 9.30
Total ReturnA, B	(.42)%	.55%	(.63)%	.76%	1.29%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.07)%	(.10)%	(.10)%	.13%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,368	$ 98,517	$ 99,283	$ 114,564	$ 132,589
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Income from Investment Operations
Net investment income (loss) B	.089	.087	.087	.106	.150
Net realized and unrealized gain (loss)	(.037)	.053	(.036)	.058	.052
Total from investment operations	.052	.140	.051	.164	.202
Distributions from net investment income	(.081)	(.080)	(.081)	(.114)	(.152)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.082)	(.080)	(.081)	(.114)	(.152)
Net asset value, end of period	$ 9.34	$ 9.37	$ 9.31	$ 9.34	$ 9.29
Total ReturnA	.55%	1.51%	.54%	1.78%	2.21%
Ratios to Average Net AssetsC, E
Expenses before reductions	.53%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.53%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.53%	.51%	.52%	.52%	.53%
Net investment income (loss)	.95%	.93%	.93%	1.14%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 451,398	$ 581,926	$ 696,413	$ 771,929	$ 719,891
Portfolio turnover rateD	75% F	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares (formerly Institutional Class), each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,258,898
Gross unrealized depreciation	(5,740,575)
Net unrealized appreciation (depreciation) on securities	$ (481,677)

Tax Cost	$ 814,995,446

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 48,194
Capital loss carryforward	$ (36,233,161)
Net unrealized appreciation (depreciation) on securities and other investments	$ (484,462)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (19,679,244)
2018	(16,553,917)
Total capital loss carryforward	$ (36,233,161)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 6,653,650	$ 7,510,420

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$ 2,268	$ 28,455

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $275,252,272 and $219,282,282, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 258,969	$ 4,116
Class T	-%	.15%	150,208	1,389
Class B	.65%	.25%	17,136	12,383
Class C	.75%	.25%	856,401	84,766
			$ 1,282,714	$ 102,654

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,101
Class T	6,408
Class B*	1,111
Class C*	10,081
$ 37,701

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 286,764.17
Class T	172,035.17
Class B	3,206.17
Class C	142,276.17
Class I	819,101.15
	$ 1,423,382

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Redemption In-Kind. During the period, 18,501,659 shares of the Fund held by affiliated entities were redeemed in kind for investments, including accrued interest, with a value of $173,434,551. The net realized gain of $1,130,053 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,374 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $26,413.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $164.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,766 and a portion of class-level operating expenses as follows:

Amount
Class I	$ 2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 1,196,541	$ 1,376,010
Class T	690,330	756,949
Class B	3	384
Class C	-	8,783
Class I	4,659,235	5,368,294
Total	$ 6,546,109	$ 7,510,420

Annual Report

10. Distributions to Shareholders - continued

Years ended August 31,	2015	2014
From net realized gain
Class A	$ 18,431	$ -
Class T	10,934	-
Class B	215	-
Class C	9,861	-
Class I	68,100	-
Total	$ 107,541	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	9,536,050	9,406,380	$ 89,219,339	$ 87,912,267
Reinvestment of distributions	121,681	126,670	1,138,630	1,185,028
Shares redeemed	(10,949,529)	(11,280,180)	(102,439,584)	(105,454,283)
Net increase (decrease)	(1,291,798)	(1,747,130)	$ (12,081,615)	$ (16,356,988)
Class T
Shares sold	1,879,243	1,648,073	$ 17,595,238	$ 15,418,492
Reinvestment of distributions	69,901	73,952	654,822	692,256
Shares redeemed	(2,777,951)	(4,369,850)	(26,009,778)	(40,879,426)
Net increase (decrease)	(828,807)	(2,647,825)	$ (7,759,718)	$ (24,768,678)
Class B
Shares sold	42,735	43,807	$ 399,209	$ 409,307
Reinvestment of distributions	22	36	205	335
Shares redeemed	(135,082)	(406,962)	(1,261,842)	(3,802,323)
Net increase (decrease)	(92,325)	(363,119)	$ (862,428)	$ (3,392,681)
Class C
Shares sold	2,346,637	3,524,186	$ 21,884,227	$ 32,872,428
Reinvestment of distributions	928	803	8,636	7,513
Shares redeemed	(4,360,719)	(3,657,996)	(40,704,289)	(34,142,215)
Net increase (decrease)	(2,013,154)	(133,007)	$ (18,811,426)	$ (1,262,274)
Class I
Shares sold	43,630,494	16,554,728	$ 408,337,380	$ 154,909,010
Reinvestment of distributions	470,860	543,999	4,410,891	5,092,033
Shares redeemed	(57,895,728)A	(29,814,424)	(542,178,633)A	(278,901,848)
Net increase (decrease)	(13,794,374)	(12,715,697)	$ (129,430,362)	$ (118,900,805)
A Amount includes in-kind redemptions ( see Note: 6 Redemption In-Kind).

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an"Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer, and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 13.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,520,282 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFI-UANN-1015
1.784769.112
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class I

(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	0.55%	1.32%	2.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Class I on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Rob Galusza: For the year, of the fund's share classes (excluding sales charges, if applicable) slightly lagged the 0.81% return of the benchmark Barclays® U.S. 1-3 Year Government/Credit Bond Index. Versus the benchmark, we were hurt by wider spreads - or yields relative to U.S. Treasury investments - in the corporate bond market, as well as a high level of corporate bond issuance. We did, however, have good corporate bond picks. Underweighting Treasury investments hampered the fund's relative return, as they benefited in a more-volatile environment later in the period. In general, longer-dated bonds hurt relative fund performance more than short-term debt. Conversely, helpful security selection among corporate bonds, as well as overweightings in asset-backed and commercial mortgage-backed securities, aided performance. Certain segments within industrial credit also did well, as did debt securities with exposure to financially stronger U.S. consumers. Overall, we tried to stay focused on what we considered stable sources of returns that we thought could repeatedly add value. At period end, the fund focused on what I considered "go to" areas, including bonds backed by banking, insurance and tobacco companies, and also had reduced exposure to Treasury and agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Class A	.69%
Actual		$ 1,000.00	$ 1,000.80	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.70%
Actual		$ 1,000.00	$ 1,000.80	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class B	1.44%
Actual		$ 1,000.00	$ 997.90	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Class C	1.54%
Actual		$ 1,000.00	$ 997.90	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class I	.53%
Actual		$ 1,000.00	$ 1,001.60	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 27.4%	U.S. Government and U.S. Government Agency Obligations 33.1%
AAA 24.1%	AAA 22.0%
AA 4.2%	AA 4.7%
A 20.6%	A 18.9%
BBB 20.2%	BBB 19.6%
BB and Below 2.5%	BB and Below 1.4%
Not Rated 0.2%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets (0.3)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	2.0	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	1.7	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015 **
	Corporate Bonds 42.8%		Corporate Bonds 42.7%
	U.S. Government and U.S. Government Agency Obligations 27.4%		U.S. Government and U.S. Government Agency Obligations 33.1%
	Asset-Backed Securities 16.1%		Asset-Backed Securities 14.6%
	CMOs and Other Mortgage Related Securities 10.0%		CMOs and Other Mortgage Related Securities 9.6%
	Municipal Bonds 0.0%		Municipal Bonds 0.2%
	Other Investments 2.9%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) (0.3)%†
* Foreign investments	14.9%	** Foreign investments	14.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.9%
American Honda Finance Corp.:
0.95% 5/5/17	$ 1,580,000	$ 1,574,222
1.125% 10/7/16	1,248,000	1,250,963
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	1,815,000	1,817,606
1.375% 8/1/17 (b)	1,642,000	1,629,611
1.45% 8/1/16 (b)	1,429,000	1,432,994
1.65% 3/2/18 (b)	821,000	815,252
1.65% 5/18/18 (b)	1,600,000	1,583,958
General Motors Financial Co., Inc. 2.4% 4/10/18	1,827,000	1,805,248
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,642,000	1,636,718
1.65% 5/22/18 (b)	1,000,000	991,864
Volkswagen International Finance NV 1.6% 11/20/17 (b)	1,090,000	1,091,199
		15,629,635
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	1,000,000	996,880
COX Communications, Inc. 6.25% 6/1/18 (b)	411,000	451,632
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	1,642,000	1,652,752
Thomson Reuters Corp. 0.875% 5/23/16	440,000	439,623
Time Warner Cable, Inc. 5.85% 5/1/17	2,675,000	2,837,669
Time Warner, Inc. 6.875% 6/15/18	1,300,000	1,470,244
Viacom, Inc. 2.2% 4/1/19	821,000	798,072
Walt Disney Co. 1.1% 12/1/17	802,000	798,801
		9,445,673
TOTAL CONSUMER DISCRETIONARY		25,075,308
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (b)	457,000	455,406
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,184,000	2,214,491
		2,669,897
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	$ 733,000	$ 735,131
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	212,000	212,228
		947,359
Food Products - 0.7%
General Mills, Inc.:
0.875% 1/29/16	798,000	798,522
1.4% 10/20/17	2,053,000	2,046,248
H.J. Heinz Co. 1.6% 6/30/17 (b)	1,180,000	1,178,951
The J.M. Smucker Co. 1.75% 3/15/18 (b)	533,000	532,277
Tyson Foods, Inc. 2.65% 8/15/19	821,000	819,182
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	560,000	560,550
		5,935,730
Tobacco - 1.4%
BAT International Finance PLC:
1.85% 6/15/18 (b)	2,000,000	1,998,450
2.75% 6/15/20 (b)	1,570,000	1,591,584
Imperial Tobacco Finance PLC 2.05% 7/20/18 (b)	2,000,000	1,990,636
Philip Morris International, Inc. 1.25% 8/11/17	1,349,000	1,347,044
Reynolds American, Inc.:
1.05% 10/30/15	1,018,000	1,018,410
2.3% 6/12/18	349,000	351,120
3.25% 6/12/20	1,069,000	1,082,446
6.75% 6/15/17	1,350,000	1,460,523
		10,840,213
TOTAL CONSUMER STAPLES		20,393,199
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	473,000	469,698
Noble Holding International Ltd. 4% 3/16/18	60,000	59,248
Petrofac Ltd. 3.4% 10/10/18 (b)	1,478,000	1,464,722
		1,993,668
Oil, Gas & Consumable Fuels - 3.0%
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,109,000	1,125,687
BP Capital Markets PLC:
1.375% 5/10/18	895,000	884,514
2.248% 11/1/16	1,084,000	1,097,107
Canadian Natural Resources Ltd. 1.75% 1/15/18	340,000	335,263
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	$ 1,054,000	$ 1,051,153
ConocoPhillips Co. 1.5% 5/15/18	1,500,000	1,492,002
Enbridge, Inc.:
0.7338% 6/2/17 (c)	1,459,000	1,443,160
0.9337% 10/1/16 (c)	2,053,000	2,046,287
Enterprise Products Operating LP 2.55% 10/15/19	162,000	161,263
Marathon Petroleum Corp. 3.5% 3/1/16	1,399,000	1,415,978
Petro-Canada 6.05% 5/15/18	821,000	904,789
Petrobras Global Finance BV:
2% 5/20/16	1,642,000	1,615,777
3.25% 3/17/17	1,232,000	1,180,379
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	945,000	944,499
Petroleos Mexicanos 3.125% 1/23/19	143,000	142,643
Phillips 66 Co. 2.95% 5/1/17	534,000	545,676
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,232,000	1,222,299
Shell International Finance BV 2.125% 5/11/20	1,184,000	1,175,600
Southwestern Energy Co. 3.3% 1/23/18	321,000	320,020
Spectra Energy Partners, LP 2.95% 6/15/16	257,000	259,638
TransCanada PipeLines Ltd.:
0.9618% 6/30/16 (c)	3,284,000	3,283,567
1.875% 1/12/18	1,642,000	1,647,133
		24,294,434
TOTAL ENERGY		26,288,102
FINANCIALS - 22.7%
Banks - 14.1%
ABN AMRO Bank NV 1.0936% 10/28/16 (b)(c)	3,740,000	3,754,175
Australia & New Zealand Banking Group Ltd. 1.25% 1/10/17	1,339,000	1,340,564
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	957,000	954,608
Bank of America Corp.:
1.25% 1/11/16	3,449,000	3,453,263
2% 1/11/18	2,340,000	2,339,541
2.6% 1/15/19	1,000,000	1,006,929
Bank of Montreal 1.4% 4/10/18	800,000	791,246
Bank of Nova Scotia 1.375% 12/18/17	878,000	872,974
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	$ 1,807,000	$ 1,807,585
1.45% 9/8/17 (b)	1,150,000	1,142,295
1.55% 9/9/16 (b)	945,000	949,813
1.7% 3/5/18 (b)	1,642,000	1,630,091
Barclays Bank PLC 5% 9/22/16	1,642,000	1,706,394
Barclays PLC 2% 3/16/18	1,000,000	994,199
BNP Paribas 2.375% 9/14/17	1,700,000	1,720,288
BPCE SA 1.625% 2/10/17	1,080,000	1,083,886
Capital One Bank NA 1.3% 6/5/17	1,232,000	1,220,298
Citigroup, Inc.:
1.2551% 7/25/16 (c)	1,642,000	1,645,924
1.3% 11/15/16	1,445,000	1,443,634
1.55% 8/14/17	4,105,000	4,091,573
1.7% 4/27/18	780,000	773,074
1.85% 11/24/17	821,000	820,556
2.15% 7/30/18	750,000	749,336
2.5% 9/26/18	1,200,000	1,211,280
2.5% 7/29/19	805,000	804,197
Citizens Bank NA:
1.6% 12/4/17	1,642,000	1,636,503
2.45% 12/4/19	1,240,000	1,224,598
Commonwealth Bank of Australia 1.125% 3/13/17	1,766,000	1,763,921
Credit Suisse New York Branch:
0.8216% 5/26/17 (c)	1,642,000	1,632,345
1.375% 5/26/17	4,105,000	4,097,964
1.75% 1/29/18	1,642,000	1,637,310
Discover Bank:
2% 2/21/18	2,053,000	2,033,063
2.6% 11/13/18	1,000,000	1,001,141
Fifth Third Bancorp 4.5% 6/1/18	1,027,000	1,091,034
Fifth Third Bank 2.15% 8/20/18	963,000	964,915
HSBC Bank PLC 1.5% 5/15/18 (b)	1,090,000	1,081,499
HSBC U.S.A., Inc.:
1.5% 11/13/17	821,000	817,611
1.7% 3/5/18	994,000	988,513
Huntington National Bank 2% 6/30/18	1,570,000	1,562,844
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	1,000,000	997,326
Intesa Sanpaolo SpA 2.375% 1/13/17	2,053,000	2,057,486
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.35% 2/15/17	$ 6,568,000	$ 6,564,526
2% 8/15/17	1,642,000	1,652,824
KeyBank NA 1.7% 6/1/18	1,183,000	1,178,280
La Caisse Centrale 1.75% 1/29/18 (b)	1,232,000	1,236,206
Lloyds Bank PLC 1.75% 3/16/18	1,232,000	1,225,491
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	1,232,000	1,224,821
Mizuho Bank Ltd.:
0.7308% 9/25/17 (b)(c)	1,642,000	1,636,209
1.55% 10/17/17 (b)	2,693,000	2,680,130
MUFG Americas Holdings Corp. 1.625% 2/9/18	238,000	237,246
MUFG Union Bank NA 1.5% 9/26/16	753,000	755,206
PNC Bank NA 1.5% 2/23/18	1,100,000	1,091,034
Regions Financial Corp. 2% 5/15/18	1,654,000	1,645,106
Royal Bank of Canada:
1.2% 1/23/17	1,036,000	1,037,716
1.5% 1/16/18	1,815,000	1,807,575
2.2% 7/27/18	821,000	829,031
Royal Bank of Scotland Group PLC:
1.2218% 3/31/17 (c)	1,807,000	1,806,297
2.55% 9/18/15	6,411,000	6,414,622
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,053,000	2,047,582
1.45% 7/19/16	2,053,000	2,060,167
1.75% 1/16/18	1,642,000	1,635,992
1.8% 7/18/17	1,618,000	1,621,178
SunTrust Banks, Inc. 3.5% 1/20/17	1,190,000	1,219,887
Wells Fargo Bank NA 0.5305% 5/16/16 (c)	3,695,000	3,686,960
Westpac Banking Corp.:
1.2% 5/19/17	2,217,000	2,215,226
1.5% 12/1/17	1,642,000	1,638,187
2% 8/14/17	1,848,000	1,869,017
		113,912,312
Capital Markets - 2.8%
Deutsche Bank AG London Branch 1.4% 2/13/17	4,105,000	4,089,651
Goldman Sachs Group, Inc.:
0.9991% 5/22/17 (c)	1,000,000	999,360
1.748% 9/15/17	2,874,000	2,867,148
2.375% 1/22/18	1,807,000	1,824,813
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.55% 10/23/19	$ 830,000	$ 831,560
2.625% 1/31/19	1,232,000	1,244,447
JPMorgan Chase & Co. 1.7% 3/1/18	821,000	816,168
Lazard Group LLC 6.85% 6/15/17	28,000	30,306
Morgan Stanley:
1.75% 2/25/16	1,697,000	1,704,233
1.875% 1/5/18	821,000	820,976
2.375% 7/23/19	700,000	699,414
5.45% 1/9/17	2,792,000	2,937,097
UBS AG Stamford Branch:
1.375% 6/1/17	590,000	587,198
1.375% 8/14/17	1,618,000	1,612,644
1.8% 3/26/18	1,174,000	1,169,875
		22,234,890
Consumer Finance - 2.9%
American Express Credit Corp.:
1.125% 6/5/17	2,053,000	2,037,707
2.8% 9/19/16	797,000	810,559
Discover Financial Services 6.45% 6/12/17	2,587,000	2,798,024
Ford Motor Credit Co. LLC:
1.461% 3/27/17	1,000,000	995,429
1.684% 9/8/17	1,642,000	1,631,227
2.145% 1/9/18	1,642,000	1,635,560
2.24% 6/15/18	895,000	890,335
3% 6/12/17	2,422,000	2,463,629
General Electric Capital Corp. 1.5% 7/12/16	6,210,000	6,252,830
Hyundai Capital America:
1.45% 2/6/17 (b)	1,151,000	1,148,405
2% 3/19/18 (b)	821,000	816,544
2.125% 10/2/17 (b)	1,196,000	1,199,416
2.875% 8/9/18 (b)	583,000	594,757
John Deere Capital Corp. 1.6% 7/13/18	279,000	278,370
Synchrony Financial 1.875% 8/15/17	193,000	192,179
		23,744,971
Diversified Financial Services - 0.5%
AIG Global Funding 1.65% 12/15/17 (b)	1,232,000	1,230,161
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,092,000	1,099,157
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway, Inc. 1.55% 2/9/18	$ 912,000	$ 913,332
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	489,000	491,537
		3,734,187
Insurance - 1.7%
American International Group, Inc.:
2.3% 7/16/19	1,983,000	1,977,091
5.85% 1/16/18	979,000	1,069,445
Aon Corp.:
3.125% 5/27/16	1,027,000	1,043,437
5% 9/30/20	380,000	418,344
Assurant, Inc. 2.5% 3/15/18	920,000	928,906
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	963,000	977,656
MetLife, Inc.:
1.756% 12/15/17 (c)	382,000	383,890
1.903% 12/15/17 (c)	166,000	166,807
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	3,284,000	3,287,057
1.5% 1/10/18 (b)	2,101,000	2,089,755
Pricoa Global Funding I 1.15% 11/25/16 (b)	904,000	906,264
Prudential Financial, Inc. 2.3% 8/15/18	300,000	303,204
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	238,000	239,403
		13,791,259
Real Estate Investment Trusts - 0.3%
DDR Corp. 9.625% 3/15/16	271,000	282,834
ERP Operating LP 2.375% 7/1/19	528,000	528,872
Health Care REIT, Inc.:
2.25% 3/15/18	280,000	280,380
4.7% 9/15/17	500,000	527,390
Select Income REIT 2.85% 2/1/18	395,000	396,276
		2,015,752
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	633,000	634,977
Ventas Realty LP:
1.25% 4/17/17	405,000	401,908
1.55% 9/26/16	236,000	236,430
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 572,000	$ 573,635
Washington Prime Group LP 3.85% 4/1/20 (b)	1,191,000	1,208,018
		3,054,968
TOTAL FINANCIALS		182,488,339
HEALTH CARE - 3.2%
Biotechnology - 0.3%
Amgen, Inc. 1.25% 5/22/17	1,634,000	1,629,523
Celgene Corp. 2.125% 8/15/18	718,000	718,126
		2,347,649
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	1,129,000	1,128,209
Medtronic, Inc. 1.5% 3/15/18 (b)	1,358,000	1,354,150
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,563,000	1,554,591
		4,036,950
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	229,000	228,618
Express Scripts Holding Co. 1.25% 6/2/17	2,045,000	2,034,513
UnitedHealth Group, Inc. 1.9% 7/16/18	1,400,000	1,403,625
WellPoint, Inc. 1.875% 1/15/18	532,000	529,353
		4,196,109
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	253,000	251,580
Pharmaceuticals - 1.9%
AbbVie, Inc.:
1.2% 11/6/15	1,807,000	1,808,514
1.75% 11/6/17	1,532,000	1,530,686
1.8% 5/14/18	2,061,000	2,046,726
2.5% 5/14/20	1,100,000	1,087,017
Actavis Funding SCS:
1.3679% 3/12/18 (c)	2,053,000	2,056,525
2.35% 3/12/18	1,642,000	1,640,576
3% 3/12/20	687,000	683,813
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,710,000	1,714,434
2.375% 10/8/19 (b)	1,100,000	1,104,635
Mylan, Inc. 1.35% 11/29/16	299,000	296,327
Perrigo Co. PLC 1.3% 11/8/16	302,000	300,163
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 803,000	$ 802,661
1.875% 2/1/18	143,000	142,086
		15,214,163
TOTAL HEALTH CARE		26,046,451
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	813,000	804,514
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	405,000	400,950
TOTAL INDUSTRIALS		1,205,464
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.65% 6/15/18	1,200,000	1,199,412
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	1,394,000	1,392,549
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,913
6.55% 10/1/17	2,775,000	3,045,091
		4,623,553
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	915,000	932,634
3.65% 8/22/18	522,000	542,561
		1,475,195
TOTAL INFORMATION TECHNOLOGY		7,298,160
MATERIALS - 0.8%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	1,970,000	1,959,175
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.:
1.45% 12/8/17	$ 488,000	$ 482,201
1.55% 1/12/18	1,642,000	1,625,995
		4,067,371
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2388% 4/15/16 (b)(c)	966,000	965,947
Freeport-McMoRan, Inc. 2.3% 11/14/17	549,000	510,570
Rio Tinto Finance (U.S.A.) PLC 1.1233% 6/17/16 (c)	821,000	821,944
		2,298,461
TOTAL MATERIALS		6,365,832
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
1.4% 12/1/17	904,000	894,542
2.45% 6/30/20	823,000	815,233
2.95% 5/15/16	986,000	998,425
BellSouth Corp. 4.821% 4/26/16 (b)(c)	1,500,000	1,535,523
British Telecommunications PLC:
1.25% 2/14/17	2,298,000	2,291,761
1.625% 6/28/16	1,515,000	1,521,427
2.35% 2/14/19	1,774,000	1,767,525
CenturyLink, Inc. 5.15% 6/15/17	904,000	926,600
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	993,000	1,005,404
5.75% 3/23/16	1,642,000	1,684,958
Verizon Communications, Inc.:
1.35% 6/9/17	1,279,000	1,274,825
2% 11/1/16	2,239,000	2,255,893
2.5% 9/15/16	3,081,000	3,124,960
		20,097,076
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2879% 9/12/16 (c)	986,000	990,399
2.375% 9/8/16	1,258,000	1,271,209
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.5% 2/19/18	$ 821,000	$ 809,646
1.625% 3/20/17	1,184,000	1,182,803
		4,254,057
TOTAL TELECOMMUNICATION SERVICES		24,351,133
UTILITIES - 3.1%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 1.65% 12/15/17	1,260,000	1,255,931
Duke Energy Corp.:
0.6636% 4/3/17 (c)	1,469,000	1,465,413
1.625% 8/15/17	495,000	496,198
2.1% 6/15/18	1,000,000	1,015,662
Eversource Energy 1.45% 5/1/18	239,000	235,885
Exelon Corp.:
1.55% 6/9/17	155,000	154,617
2.85% 6/15/20	228,000	227,495
FirstEnergy Corp. 2.75% 3/15/18	2,632,000	2,640,433
LG&E and KU Energy LLC 2.125% 11/15/15	1,917,000	1,922,001
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	1,500,000	1,491,683
Pacific Gas & Electric Co. 5.625% 11/30/17	1,457,000	1,580,772
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,016,435
TECO Finance, Inc. 0.8835% 4/10/18 (c)	1,500,000	1,501,451
Xcel Energy, Inc. 0.75% 5/9/16	1,807,000	1,805,032
		16,809,008
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	1,173,000	1,155,021
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	697,000	691,554
1.9% 6/15/18	1,261,000	1,254,257
1.95% 8/15/16	697,000	701,753
2.5% 12/1/19	1,029,000	1,031,394
2.5818% 9/30/66 (c)	1,097,000	955,185
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	$ 2,150,000	$ 2,137,790
Wisconsin Energy Corp. 1.65% 6/15/18	456,000	455,155
		7,227,088
TOTAL UTILITIES		25,191,117
TOTAL NONCONVERTIBLE BONDS (Cost $345,266,965)		344,703,105
U.S. Government and Government Agency Obligations - 22.5%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
1.125% 7/20/18	2,073,000	2,072,799
1.625% 11/27/18	564,000	570,998
1.875% 9/18/18	305,000	311,156
Federal Home Loan Bank 0.75% 8/28/17	585,000	584,114
Freddie Mac:
0.5% 1/27/17	2,668,000	2,664,174
1% 9/29/17	2,463,000	2,469,219
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,672,460
U.S. Treasury Obligations - 21.4%
U.S. Treasury Notes:
0.5% 7/31/17	56,000,000	55,746,992
0.875% 10/15/17	32,187,500	32,218,947
0.875% 7/15/18	11,072,000	11,017,216
1% 5/15/18	70,025,000	69,998,525
1.375% 2/28/19	3,945,600	3,961,319
TOTAL U.S. TREASURY OBLIGATIONS		172,942,999
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $181,378,658)		181,615,459
U.S. Government Agency - Mortgage Securities - 3.0%
	Principal Amount	Value
Fannie Mae - 1.8%
2.159% 11/1/34 (c)	$ 150,056	$ 158,553
2.229% 10/1/35 (c)	318,931	337,522
2.231% 1/1/40 (c)	281,553	299,878
2.273% 3/1/40 (c)	158,203	168,946
2.288% 2/1/35 (c)	284,860	301,609
2.31% 12/1/39 (c)	72,726	77,851
2.36% 11/1/36 (c)	348,813	371,270
2.392% 5/1/35 (c)	248,083	264,264
2.393% 4/1/35 (c)	83,923	89,304
2.427% 12/1/34 (c)	133,338	142,734
2.439% 7/1/35 (c)	887,017	946,174
2.456% 3/1/40 (c)	228,117	243,200
2.463% 12/1/33 (c)	141,308	150,558
2.541% 10/1/41 (c)	386,994	414,264
2.557% 6/1/42 (c)	113,582	117,412
2.69% 2/1/42 (c)	611,790	632,824
2.695% 9/1/41 (c)	544,940	583,341
2.758% 1/1/42 (c)	570,247	592,839
2.787% 8/1/41 (c)	495,090	529,978
2.96% 11/1/40 (c)	74,280	77,823
2.982% 9/1/41 (c)	76,252	79,456
3.015% 8/1/41 (c)	105,543	112,425
3.059% 10/1/41 (c)	40,452	42,085
3.239% 7/1/41 (c)	118,865	125,737
3.309% 10/1/41 (c)	71,379	75,046
3.5% 1/1/26 to 9/1/29	4,153,289	4,400,866
3.554% 7/1/41 (c)	138,395	146,322
4.5% 6/1/19 to 7/1/20	189,223	197,160
5.5% 11/1/17 to 11/1/34	2,823,481	3,123,964
6.5% 1/1/16 to 6/1/16	1,064	1,080
7% 1/1/16 to 11/1/18	6,436	6,632
TOTAL FANNIE MAE		14,811,117
Freddie Mac - 1.1%
2.171% 11/1/35 (c)	210,028	222,606
2.394% 10/1/42 (c)	645,889	680,969
2.397% 8/1/36 (c)	103,296	110,022
2.41% 4/1/40 (c)	159,488	169,561
2.53% 4/1/40 (c)	159,779	171,048
2.972% 8/1/41 (c)	274,147	293,465
3% 8/1/21	740,463	767,739
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.146% 9/1/41 (c)	$ 177,679	$ 190,200
3.22% 9/1/41 (c)	82,419	86,261
3.235% 4/1/41 (c)	80,192	84,138
3.289% 6/1/41 (c)	87,422	92,356
3.444% 5/1/41 (c)	86,665	90,825
3.5% 8/1/26	2,132,310	2,253,835
3.62% 6/1/41 (c)	128,103	135,664
3.705% 5/1/41 (c)	111,491	118,148
4% 6/1/24 to 4/1/26	2,534,760	2,698,712
4.5% 8/1/18 to 11/1/18	578,305	600,683
8.5% 5/1/26 to 7/1/28	32,008	37,970
TOTAL FREDDIE MAC		8,804,202
Ginnie Mae - 0.1%
5.5% 6/15/35	257,514	292,107
7% 1/15/25 to 6/15/32	154,206	180,969
TOTAL GINNIE MAE		473,076
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $23,658,242)		24,088,395
Asset-Backed Securities - 16.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	215,998	209,061
Series 2005-1 Class M1, 0.9044% 4/25/35 (c)	69,143	62,126
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,087,000	1,083,059
Series 2015-1 Class A3, 1.39% 9/16/19	1,110,000	1,110,168
Series 2015-SN1 Class A3, 1.21% 12/20/17	457,000	457,819
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	544,000	546,895
Series 2012-5 Class A, 1.54% 9/15/19	2,291,000	2,293,692
Series 2014-3 Class A, 1.33% 3/15/19	3,918,000	3,919,093
Series 2014-4 Class A2, 1.43% 6/17/19	1,971,000	1,978,618
Series 2014-5 Class A2, 1.6% 10/15/19	2,053,000	2,064,051
Series 2015-3 Class A, 1.63% 5/15/20	1,570,000	1,565,736
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	1,704,000	1,706,694
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2014-2 Class A, 1.26% 1/15/20	$ 1,610,000	$ 1,613,416
Series 2014-3 Class A, 1.49% 4/15/20	2,462,886	2,479,732
Series 2014-4 Class A, 1.43% 6/15/20	2,053,000	2,056,790
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	414,000	410,241
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	351,395	351,345
Series 2013-5 Class A3, 0.9% 9/10/18	1,224,657	1,223,775
Series 2014-1 Class A3, 0.9% 2/8/19	849,000	846,011
Series 2014-2 Class A3, 0.94% 2/8/19	1,626,000	1,620,116
Americredit Automobile Receivables Trust Series 2015-2 Class A3, 1.27% 1/8/20	1,500,000	1,497,567
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.0244% 4/25/34 (c)	11,399	8,375
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (c)	67,779	62,832
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (c)	147,172	52,523
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	1,985,000	1,981,526
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,232,000	1,231,064
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232,000	1,235,006
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,232,000	1,231,563
Series 2014-3 Class A2, 1.18% 12/20/17	1,204,000	1,203,320
Series 2015-1 Class A2, 1.42% 6/20/18	1,209,000	1,208,490
Series 2015-2 Class A2, 1.39% 9/20/18	822,000	818,388
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	821,000	821,167
Series 2014-A5 Class A, 1.48% 7/15/20	1,979,000	1,989,827
Series 2015-A1 Class A, 1.39% 1/15/21	1,940,000	1,941,602
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500,000	1,502,714
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,242,000	1,241,691
Series 2015-3 Class A3, 1.63% 5/15/20	761,000	762,727
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (c)	228,766	150,870
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	308,929	308,499
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	986,000	986,962
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2014-A1 Class A, 1.15% 1/15/19	$ 1,232,000	$ 1,232,074
Series 2014-A7 Class A, 1.38% 11/15/19	2,064,000	2,069,484
Series 2015-A2, Class A, 1.59% 2/18/20	1,232,000	1,237,298
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	1,500,000	1,496,715
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	1,749,970	1,752,226
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,239,653	1,241,810
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	2,734,000	2,738,692
Series 2014-A2 Class A2, 1.02% 2/22/19	1,774,000	1,773,188
Series 2014-A4 Class A4, 1.23% 4/24/19	1,642,000	1,645,665
Series 2014-A8 Class A8, 1.73% 4/9/20	1,585,000	1,599,034
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (c)	7,098	6,348
Series 2004-2 Class 3A4, 0.6994% 7/25/34 (c)	51,255	45,221
Series 2004-3 Class M4, 1.6544% 4/25/34 (c)	8,747	7,883
Series 2004-4 Class M2, 0.9944% 6/25/34 (c)	10,852	9,874
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	821,000	820,448
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	800,000	796,963
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	1,844,000	1,846,500
Series 2014-A3 Class A3, 1.22% 10/15/19	1,642,000	1,645,644
Series 2014-A5 Class A, 1.39% 4/15/20	1,651,000	1,653,326
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,101,579	1,099,345
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	2,232,031	2,226,966
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	1,642,000	1,633,690
Fannie Mae Series 2004-T5:
Class AB1, 0.6675% 5/28/35 (c)	131,071	122,275
Class AB3, 0.9538% 5/28/35 (c)	55,367	51,334
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (c)	36,914	34,531
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	1,500,000	1,496,798
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	4,516,000	4,518,434
Series 2014-1 Class A1, 1.2% 2/15/19	1,954,000	1,953,064
Series 2014-4 Class A1, 1.4% 8/15/19	1,614,000	1,612,760
Series 2015-4 Class A1, 1.8% 8/15/20	1,580,000	1,583,798
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6244% 11/25/34 (c)	$ 85,621	$ 32,121
Class M5, 1.6994% 11/25/34 (c)	31,407	710
Series 2005-A:
Class M3, 0.9344% 1/25/35 (c)	120,398	102,659
Class M4, 1.2194% 1/25/35 (c)	44,055	28,386
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(c)	131,245	122,594
GE Equipment Transportation LLC:
Series 2014-1 Class A3, 0.97% 4/23/18	1,204,352	1,202,454
Series 2015-1 Class A3, 1.28% 2/25/19	1,000,000	1,001,963
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	1,240,000	1,240,835
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,600,000	1,601,581
Series 2015-1 Class A3, 1.53% 9/20/18	1,367,000	1,374,773
Series 2015-2 Class A3, 1.89% 12/20/18	1,164,000	1,169,414
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	1,400,000	1,391,209
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4894% 8/25/33 (c)	47,372	45,663
Series 2003-5 Class A2, 0.8905% 12/25/33 (c)	36,254	33,900
Series 2004-1 Class M2, 1.8994% 6/25/34 (c)	43,293	39,583
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (c)	128,988	85,986
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,642,000	1,642,759
Series 2015-A Class A3, 1.42% 9/17/18 (b)	1,232,000	1,232,898
Series 2015-B Class A3, 1.4% 11/15/18 (b)	1,479,000	1,479,109
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5476% 5/15/18 (b)(c)	1,380,000	1,377,237
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (c)	40,378	40,295
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.612% 12/27/29 (c)	14,500	14,419
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (c)	42,963	608
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,631,000	1,631,458
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (b)	3,908,000	3,891,868
Series 2015-AA Class A, 0.5073% 4/15/19 (b)(c)	1,000,000	999,231
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (c)	$ 20,825	$ 20,648
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (c)	85,096	82,208
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (c)	113,943	106,362
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (c)	42,025	37,637
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (c)	36,724	34,678
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (c)	28,670	543
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	885,000	882,193
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	1,642,000	1,635,258
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (c)	374,960	371,833
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (c)	654,824	619,641
Class M4, 2.3744% 9/25/34 (c)	892,159	412,305
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (c)	153,762	135,449
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (c)	648	613
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	217,887	217,901
Series 2014-4 Class B, 1.82% 5/15/19	754,000	758,014
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (c)	100,490	92,425
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8659% 6/15/33 (c)	182,974	176,387
Class C, 1.2359% 6/15/33 (c)	522,892	506,959
Series 2004-B:
Class A2, 0.4859% 6/15/21 (c)	388,514	386,625
Class C, 1.1559% 9/15/33 (c)	637,237	611,896
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (c)	5,416	4,754
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	1,580,000	1,577,602
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (c)	71,344	63,597
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	1,330,000	1,329,689
Series 2015-A Class A3, 1.25% 12/20/17	821,000	821,452
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	$ 1,684,864	$ 1,682,802
Series 2014-1 Class A3, 0.91% 10/22/18	1,087,000	1,083,242
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	1,020,000	1,016,454
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	1,289,000	1,293,702
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(c)	1,141,740	1,138,405
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,509,000	1,504,662
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.51% 10/15/18	1,180,000	1,179,234
TOTAL ASSET-BACKED SECURITIES (Cost $129,604,679)		129,355,422
Collateralized Mortgage Obligations - 2.8%

Private Sponsor - 1.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (b)(c)	429,511	418,492
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(c)	574,371	591,682
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(c)	867,187	862,244
Class C2, 1.4028% 12/20/54 (b)(c)	626,000	618,363
Series 2006-2:
Class A4, 0.2828% 12/20/54 (c)	170,384	169,083
Class C1, 1.1428% 12/20/54 (c)	2,672,000	2,606,496
Series 2006-3 Class C2, 1.2028% 12/20/54 (c)	142,000	139,884
Series 2006-4:
Class B1, 0.3828% 12/20/54 (c)	381,000	373,695
Class C1, 0.9628% 12/20/54 (c)	233,000	225,484
Class M1, 0.5428% 12/20/54 (c)	100,000	97,499
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (c)	235,000	225,803
Class 1M1, 0.5028% 12/20/54 (c)	153,000	147,660
Class 2C1, 1.0628% 12/20/54 (c)	107,000	104,009
Class 2M1, 0.7028% 12/20/54 (c)	196,000	192,066
Series 2007-2:
Class 2C1, 1.0576% 12/17/54 (c)	272,000	264,410
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2: - continued
Class 3A1, 0.3776% 12/17/54 (c)	$ 64,805	$ 64,455
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (c)	213,988	213,533
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.687% 1/20/44 (c)	36,323	36,237
Class 1C, 2.737% 1/20/44 (c)	44,508	44,071
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (c)	711,130	708,563
Series 2004-3 Class 2A1, 0.5608% 9/20/44 (c)	397,003	395,736
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (c)	47,945	44,316
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (c)	66,596	59,936
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5385% 6/10/35 (b)(c)	25,010	22,706
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (c)	2,940	2,886
TOTAL PRIVATE SPONSOR		8,629,309
U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6994% 9/25/23 (c)	59,307	59,540
Series 2013-9 Class FA, 0.5494% 3/25/42 (c)	1,469,685	1,475,477
floater planned amortization class Series 2005-90 Class FC, 0.4494% 10/25/35 (c)	371,100	372,135
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	590,450	625,892
planned amortization class Series 2012-94 Class E, 3% 6/25/22	381,252	392,507
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	138,412	156,756
Series 2009-31 Class A, 4% 2/25/24	76,395	78,635
Series 2010-135 Class DE, 2.25% 4/25/24	344,813	350,253
Series 2011-16 Class FB, 0.3494% 3/25/31 (c)	856,961	858,991
target amortization Series 2008-29 Class BG 4.7% 12/25/35	115,030	119,058
Freddie Mac:
floater Series 2711 Class FC, 1.0976% 2/15/33 (c)	588,153	598,999
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 3117 Class JF, 0.4976% 2/15/36 (c)	$ 362,587	$ 364,181
floater sequential payer Series 3943 Class EF 0.4476% 2/15/26 (c)	644,285	645,651
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	768,053	779,063
planned amortization class:
Series 3792 Class DF, 0.5976% 11/15/40 (c)	921,360	924,511
Series 3820 Class DA, 4% 11/15/35	463,706	489,807
Series 3949 Class MK, 4.5% 10/15/34	360,488	390,762
Series 4221-CLS Class GA, 1.4% 7/15/23	1,632,788	1,627,352
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.4528% 1/20/42 (c)	474,744	474,901
floater planned amortization class Series 2005-47 Class FX, 0.3528% 5/20/34 (c)	820,850	820,304
floater sequential payer:
Series 2010-120 Class FB 0.5028% 9/20/35 (c)	168,703	168,857
Series 2011-150 Class D, 3% 4/20/37	50,517	51,097
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	1,985,276	2,034,509
TOTAL U.S. GOVERNMENT AGENCY		13,859,238
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,357,665)		22,488,547
Commercial Mortgage Securities - 9.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (c)(d)	179,722	2,249
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	821,830	838,540
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	1,459,671	1,501,346
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(c)	1,028,000	1,018,998
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(c)	4,230	3,815
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(c)	410,341	364,699
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A: - continued
Class B1, 1.5994% 1/25/36 (b)(c)	$ 16,252	$ 10,338
Class M1, 0.6494% 1/25/36 (b)(c)	129,059	104,559
Class M2, 0.6694% 1/25/36 (b)(c)	59,655	46,771
Class M3, 0.6994% 1/25/36 (b)(c)	64,113	48,334
Class M4, 0.8094% 1/25/36 (b)(c)	32,806	24,215
Class M5, 0.8494% 1/25/36 (b)(c)	32,806	24,084
Class M6, 0.8994% 1/25/36 (b)(c)	33,292	23,830
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(c)	4,089	420
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(c)	202,380	169,524
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(c)	45,048	38,432
Class A2, 0.5194% 7/25/37 (b)(c)	42,192	34,711
Class M1, 0.5694% 7/25/37 (b)(c)	15,038	11,509
Class M2, 0.6094% 7/25/37 (b)(c)	8,438	5,940
Class M3, 0.6894% 7/25/37 (b)(c)	6,493	3,807
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(c)	61,411	50,024
Class M1, 0.5094% 7/25/37 (b)(c)	46,395	35,871
Class M2, 0.5394% 7/25/37 (b)(c)	48,778	35,029
Class M3, 0.5694% 7/25/37 (b)(c)	78,956	34,711
Class M4, 0.6994% 7/25/37 (b)(c)	124,857	36,654
Class M5, 0.7994% 7/25/37 (b)(c)	57,492	11,286
Series 2007-4A:
Class A2, 0.7494% 9/25/37 (b)(c)	528,223	373,334
Class M1, 1.1494% 9/25/37 (b)(c)	84,596	16,149
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	4,088,410	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,383,495	1,426,214
Series 2006-PW14 Class A1A, 5.189% 12/11/38	516,071	536,048
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (c)	1,254,369	1,272,709
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (c)	1,058,397	1,080,190
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(c)	1,022,000	1,010,407
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(c)	38,675	36,797
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	768,860	821,943
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(c)	1,895,924	1,892,970
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 473,695	$ 487,291
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (c)	732,217	743,785
Series 2013-GC11 Class A1, 0.754% 4/10/46	384,590	382,185
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.2994% 1/15/46 (c)	233,106	233,747
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (c)	1,966,702	1,968,716
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(c)	2,052,405	2,046,853
Series 2013-CR9 Class A1, 1.344% 7/10/45	261,398	261,083
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530,000	1,574,225
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(c)	16,009	16,012
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (c)	1,471,089	1,509,602
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,292,533	1,341,427
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	162,357	161,887
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(c)	180,000	178,782
Class C, 2.4476% 3/15/17 (b)(c)	176,000	174,814
Class D, 3.3976% 3/15/17 (b)(c)	266,000	263,798
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(c)	1,905,000	1,890,676
Class B, 1.3873% 4/15/27 (b)(c)	990,000	984,688
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	417,824	420,492
Series K707 Class A1, 1.615% 9/25/18	956,296	963,138
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(c)	2,767,924	2,767,285
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2006-C1 Class A4, 5.2753% 3/10/44 (c)	998,857	1,001,873
Series 2007-C1 Class A4, 5.543% 12/10/49	436,752	452,606
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (c)	806,436	813,243
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)	783,474	819,316
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (c)	842,443	855,005
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (c)	$ 769,135	$ 773,683
Class A4, 5.553% 4/10/38 (c)	872,230	873,256
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	290,000	293,022
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(c)	445,622	444,302
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	782,294	810,870
Class A4, 5.56% 11/10/39	1,904,140	1,961,951
Series 2011-GC5 Class A1, 1.468% 8/10/44	8,252	8,250
Series 2012-GC6 Class A1, 1.282% 1/10/45	40,732	40,761
Series 2013-GC12 Class A1, 0.742% 6/10/46 (c)	403,249	400,831
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(c)	884,948	884,335
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	270,000	270,603
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (b)(c)	737,000	736,108
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(c)	11,495	11,269
Class F, 0.5276% 11/15/18 (b)(c)	31,865	30,635
Class G, 0.5576% 11/15/18 (b)(c)	27,694	26,506
Class H, 0.6976% 11/15/18 (b)(c)	21,250	20,294
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(c)	1,232,000	1,229,230
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(c)	1,396,000	1,393,591
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,513,549	1,556,246
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,455,323	1,485,179
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (c)	1,666,543	1,706,575
Series 2013-C13 Class A1, 1.3029% 1/15/46	1,409,793	1,409,898
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	491,825	493,010
Series 2006-C6 Class A4, 5.372% 9/15/39	353,297	363,177
Series 2007-C1 Class A4, 5.424% 2/15/40	1,615,823	1,681,532
Series 2007-C7 Class A3, 5.866% 9/15/45	695,161	748,916
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	1,249,993	1,286,543
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	$ 967,072	$ 1,005,618
Series 2006-1 Class AM, 5.5154% 2/12/39 (c)	236,000	238,864
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	306,912	306,657
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(c)	45,397	45,429
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(c)	80,406	80,160
Class E, 0.4355% 10/15/20 (b)(c)	105,926	105,241
Class F, 0.4855% 10/15/20 (b)(c)	63,569	63,166
Class G, 0.5255% 10/15/20 (b)(c)	78,581	77,984
Class H, 0.6155% 10/15/20 (b)(c)	49,464	48,099
Class J, 0.7655% 10/15/20 (b)(c)	28,557	26,341
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	464,653	482,777
Series 2007-IQ14 Class A2, 5.61% 4/15/49	288,431	288,836
Series 2012-C4 Class A1, 1.085% 3/15/45	270,507	270,571
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	812,596	824,246
Series 2007-T27 Class A1A, 5.649% 6/11/42 (c)	1,346,605	1,425,755
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(c)	965,000	959,782
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	63,475	63,494
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	341,941	339,862
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(c)	50,198	47,667
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,993,665	2,076,885
Class A4, 5.308% 11/15/48	376,406	388,117
Series 2007-C31 Class A4, 5.509% 4/15/47	250,394	255,428
Series 2006-C23:
Class A1A, 5.422% 1/15/45	2,038,591	2,056,747
Class A5, 5.416% 1/15/45 (c)	1,880,003	1,892,825
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	1,146,943	1,159,596
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	1,383,803	1,421,053
Series 2006-C27 Class A3, 5.765% 7/15/45 (c)	928,055	946,893
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 63,162	$ 63,223
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	237,295	235,967
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,718,110)		73,396,842
Supranational Obligations - 0.1%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $687,948)	689,000	687,834
Bank Notes - 2.8%

Bank of America NA:
1.25% 2/14/17	2,529,000	2,526,502
1.75% 6/5/18	1,500,000	1,492,032
5.3% 3/15/17	250,000	262,808
Barclays Bank PLC 2.5% 2/20/19	1,454,000	1,467,493
Branch Banking & Trust Co. 1.45% 10/3/16	2,463,000	2,473,781
Capital One Bank NA:
1.15% 11/21/16	779,000	775,235
1.2% 2/13/17	1,625,000	1,612,271
Capital One NA:
1.5% 9/5/17	1,000,000	990,596
1.65% 2/5/18	1,232,000	1,216,334
Discover Bank 3.1% 6/4/20	750,000	748,427
KeyBank NA:
1.65% 2/1/18	735,000	732,249
2.5% 12/15/19	777,000	777,998
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	1,642,000	1,636,355
2.3% 1/30/19	1,080,000	1,083,983
Marshall & Ilsley Bank 5% 1/17/17	71,000	74,102
PNC Bank NA 1.15% 11/1/16	1,281,000	1,279,405
Regions Bank 7.5% 5/15/18	250,000	283,548
Regions Financial Corp. 2.25% 9/14/18	1,570,000	1,569,254
U.S. Bank NA 1.1% 1/30/17	1,782,000	1,782,194
TOTAL BANK NOTES (Cost $22,812,826)		22,784,567
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $15,393,598)	15,393,598	$ 15,393,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $815,878,691)		814,513,769
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(8,752,141)
NET ASSETS - 100%		$ 805,761,628
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 29,002	$ (2,770)	$ -	$ (2,770)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,681,184 or 15.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,752
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 344,703,105	$ -	$ 344,703,105	$ -
U.S. Government and Government Agency Obligations	181,615,459	-	181,615,459	-
U.S. Government Agency - Mortgage Securities	24,088,395	-	24,088,395	-
Asset-Backed Securities	129,355,422	-	129,322,591	32,831
Collateralized Mortgage Obligations	22,488,547	-	22,488,547	-
Commercial Mortgage Securities	73,396,842	-	73,396,422	420
Supranational Obligations	687,834	-	687,834	-
Bank Notes	22,784,567	-	22,784,567	-
Money Market Funds	15,393,598	15,393,598	-	-
Total Investments in Securities:	$ 814,513,769	$ 15,393,598	$ 799,086,920	$ 33,251
Derivative Instruments:
Liabilities
Swaps	$ (2,770)	$ -	$ (2,770)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,770)
Total Value of Derivatives	$ -	$ (2,770)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
United Kingdom	5.0%
Japan	2.3%
Canada	2.1%
Netherlands	1.6%
Luxembourg	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $800,485,093)	$ 799,120,171
Fidelity Central Funds (cost $15,393,598)	15,393,598
Total Investments (cost $815,878,691)		$ 814,513,769
Cash		1,217
Receivable for investments sold		60,433
Receivable for fund shares sold		996,368
Interest receivable		2,711,895
Distributions receivable from Fidelity Central Funds		1,071
Prepaid expenses		2,599
Other receivables		10,257
Total assets		818,297,609

Liabilities
Payable for investments purchased	$ 9,962,778
Payable for fund shares redeemed	2,014,432
Distributions payable	20,199
Bi-lateral OTC swaps, at value	2,770
Accrued management fee	206,376
Distribution and service plan fees payable	100,720
Other affiliated payables	130,392
Other payables and accrued expenses	98,314
Total liabilities		12,535,981

Net Assets		$ 805,761,628
Net Assets consist of:
Paid in capital		$ 842,431,417
Undistributed net investment income		931,079
Accumulated undistributed net realized gain (loss) on investments		(36,233,176)
Net unrealized appreciation (depreciation) on investments		(1,367,692)
Net Assets		$ 805,761,628

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($177,995,700 ÷ 19,069,166 shares)	$ 9.33

Maximum offering price per share (100/98.50 of $9.33)	$ 9.47
Class T: Net Asset Value and redemption price per share ($95,409,081 ÷ 10,212,587 shares)	$ 9.34

Maximum offering price per share (100/98.50 of $9.34)	$ 9.48
Class B: Net Asset Value and offering price per share ($1,590,542 ÷ 170,720 shares)A	$ 9.32

Class C: Net Asset Value and offering price per share ($79,367,804 ÷ 8,535,752 shares)A	$ 9.30

Class I: Net Asset Value, offering price and redemption price per share ($451,398,501 ÷ 48,317,810 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015
Investment Income
Interest		$ 13,409,187
Income from Fidelity Central Funds		10,752
Total income		13,419,939

Expenses
Management fee	$ 2,818,764
Transfer agent fees	1,423,382
Distribution and service plan fees	1,282,714
Accounting and security lending fees	331,456
Custodian fees and expenses	29,506
Independent trustees' compensation	3,952
Registration fees	95,815
Audit	181,991
Legal	4,567
Miscellaneous	6,774
Total expenses before reductions	6,178,921
Expense reductions	(1,932)	6,176,989
Net investment income (loss)		7,242,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,356,663
Redemption in-kind with affiliated entities	1,130,053
Swaps	2,268
Total net gain (loss)		2,488,984
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,343,473)
Assets and liabilities in foreign currencies	(181)
Swaps	28,455
Total change in net unrealized appreciation (depreciation)		(5,315,199)
Net gain (loss)		(2,826,215)
Net increase (decrease) in net assets resulting from operations		$ 4,416,735

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,242,950	$ 8,175,139
Net realized gain (loss)	2,488,984	2,955,752
Change in net unrealized appreciation (depreciation)	(5,315,199)	3,499,632
Net increase (decrease) in net assets resulting from operations	4,416,735	14,630,523
Distributions to shareholders from net investment income	(6,546,109)	(7,510,420)
Distributions to shareholders from net realized gain	(107,541)	-
Total distributions	(6,653,650)	(7,510,420)
Share transactions - net increase (decrease)	(168,945,549)	(164,681,426)
Total increase (decrease) in net assets	(171,182,464)	(157,561,323)

Net Assets
Beginning of period	976,944,092	1,134,505,415
End of period (including undistributed net investment income of $931,079 and undistributed net investment income of $677,868, respectively)	$ 805,761,628	$ 976,944,092

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23
Income from Investment Operations
Net investment income (loss) C	.073	.070	.070	.090	.134
Net realized and unrealized gain (loss)	(.037)	.052	(.046)	.058	.062
Total from investment operations	.036	.122	.024	.148	.196
Distributions from net investment income	(.065)	(.062)	(.064)	(.098)	(.136)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.066)	(.062)	(.064)	(.098)	(.136)
Net asset value, end of period	$ 9.33	$ 9.36	$ 9.30	$ 9.34	$ 9.29
Total ReturnA, B	.39%	1.32%	.25%	1.61%	2.14%
Ratios to Average Net AssetsD, F
Expenses before reductions	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.69%	.70%
Net investment income (loss)	.78%	.74%	.75%	.97%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,996	$ 190,596	$ 205,581	$ 212,725	$ 250,546
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Income from Investment Operations
Net investment income (loss) C	.073	.069	.069	.089	.134
Net realized and unrealized gain (loss)	(.037)	.053	(.036)	.059	.052
Total from investment operations	.036	.122	.033	.148	.186
Distributions from net investment income	(.065)	(.062)	(.063)	(.098)	(.136)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.066)	(.062)	(.063)	(.098)	(.136)
Net asset value, end of period	$ 9.34	$ 9.37	$ 9.31	$ 9.34	$ 9.29
Total ReturnA, B	.38%	1.31%	.36%	1.60%	2.03%
Ratios to Average Net AssetsD, F
Expenses before reductions	.70%	.71%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70%	.71%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.71%	.70%	.70%	.70%
Net investment income (loss)	.77%	.74%	.74%	.96%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,409	$ 103,447	$ 127,404	$ 140,285	$ 163,217
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24
Income from Investment Operations
Net investment income (loss) C	.003	(.007)	(.006)	.015	.059
Net realized and unrealized gain (loss)	(.032)	.058	(.042)	.059	.062
Total from investment operations	(.029)	.051	(.048)	.074	.121
Distributions from net investment income	- H	(.001)	(.002)	(.024)	(.061)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.001)	(.001)	(.002)	(.024)	(.061)
Net asset value, end of period	$ 9.32	$ 9.35	$ 9.30	$ 9.35	$ 9.30
Total ReturnA, B	(.31)%	.55%	(.51)%	.79%	1.31%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.45%	1.52%	1.51%	1.50%	1.52%
Net investment income (loss)	.03%	(.07)%	(.06)%	.16%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591	$ 2,459	$ 5,824	$ 7,991	$ 9,337
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24
Income from Investment Operations
Net investment income (loss) C	(.006)	(.009)	(.009)	.012	.056
Net realized and unrealized gain (loss)	(.033)	.060	(.050)	.058	.062
Total from investment operations	(.039)	.051	(.059)	.070	.118
Distributions from net investment income	-	(.001)	(.001)	(.020)	(.058)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.001)	(.001)	(.001)	(.020)	(.058)
Net asset value, end of period	$ 9.30	$ 9.34	$ 9.29	$ 9.35	$ 9.30
Total ReturnA, B	(.42)%	.55%	(.63)%	.76%	1.29%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.07)%	(.10)%	(.10)%	.13%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,368	$ 98,517	$ 99,283	$ 114,564	$ 132,589
Portfolio turnover rateE	75% G	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Income from Investment Operations
Net investment income (loss) B	.089	.087	.087	.106	.150
Net realized and unrealized gain (loss)	(.037)	.053	(.036)	.058	.052
Total from investment operations	.052	.140	.051	.164	.202
Distributions from net investment income	(.081)	(.080)	(.081)	(.114)	(.152)
Distributions from net realized gain	(.001)	-	-	-	-
Total distributions	(.082)	(.080)	(.081)	(.114)	(.152)
Net asset value, end of period	$ 9.34	$ 9.37	$ 9.31	$ 9.34	$ 9.29
Total ReturnA	.55%	1.51%	.54%	1.78%	2.21%
Ratios to Average Net AssetsC, E
Expenses before reductions	.53%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.53%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.53%	.51%	.52%	.52%	.53%
Net investment income (loss)	.95%	.93%	.93%	1.14%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 451,398	$ 581,926	$ 696,413	$ 771,929	$ 719,891
Portfolio turnover rateD	75% F	61%	61%	75%	204%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares (formerly Institutional Class), each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,258,898
Gross unrealized depreciation	(5,740,575)
Net unrealized appreciation (depreciation) on securities	$ (481,677)

Tax Cost	$ 814,995,446

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 48,194
Capital loss carryforward	$ (36,233,161)
Net unrealized appreciation (depreciation) on securities and other investments	$ (484,462)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (19,679,244)
2018	(16,553,917)
Total capital loss carryforward	$ (36,233,161)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 6,653,650	$ 7,510,420

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$ 2,268	$ 28,455

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $275,252,272 and $219,282,282, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 258,969	$ 4,116
Class T	-%	.15%	150,208	1,389
Class B	.65%	.25%	17,136	12,383
Class C	.75%	.25%	856,401	84,766
			$ 1,282,714	$ 102,654

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,101
Class T	6,408
Class B*	1,111
Class C*	10,081
$ 37,701

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 286,764.17
Class T	172,035.17
Class B	3,206.17
Class C	142,276.17
Class I	819,101.15
	$ 1,423,382

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Redemption In-Kind. During the period, 18,501,659 shares of the Fund held by affiliated entities were redeemed in kind for investments, including accrued interest, with a value of $173,434,551. The net realized gain of $1,130,053 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,374 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $26,413.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $164.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,766 and a portion of class-level operating expenses as follows:

Amount
Class I	$ 2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 1,196,541	$ 1,376,010
Class T	690,330	756,949
Class B	3	384
Class C	-	8,783
Class I	4,659,235	5,368,294
Total	$ 6,546,109	$ 7,510,420

Annual Report

10. Distributions to Shareholders - continued

Years ended August 31,	2015	2014
From net realized gain
Class A	$ 18,431	$ -
Class T	10,934	-
Class B	215	-
Class C	9,861	-
Class I	68,100	-
Total	$ 107,541	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	9,536,050	9,406,380	$ 89,219,339	$ 87,912,267
Reinvestment of distributions	121,681	126,670	1,138,630	1,185,028
Shares redeemed	(10,949,529)	(11,280,180)	(102,439,584)	(105,454,283)
Net increase (decrease)	(1,291,798)	(1,747,130)	$ (12,081,615)	$ (16,356,988)
Class T
Shares sold	1,879,243	1,648,073	$ 17,595,238	$ 15,418,492
Reinvestment of distributions	69,901	73,952	654,822	692,256
Shares redeemed	(2,777,951)	(4,369,850)	(26,009,778)	(40,879,426)
Net increase (decrease)	(828,807)	(2,647,825)	$ (7,759,718)	$ (24,768,678)
Class B
Shares sold	42,735	43,807	$ 399,209	$ 409,307
Reinvestment of distributions	22	36	205	335
Shares redeemed	(135,082)	(406,962)	(1,261,842)	(3,802,323)
Net increase (decrease)	(92,325)	(363,119)	$ (862,428)	$ (3,392,681)
Class C
Shares sold	2,346,637	3,524,186	$ 21,884,227	$ 32,872,428
Reinvestment of distributions	928	803	8,636	7,513
Shares redeemed	(4,360,719)	(3,657,996)	(40,704,289)	(34,142,215)
Net increase (decrease)	(2,013,154)	(133,007)	$ (18,811,426)	$ (1,262,274)
Class I
Shares sold	43,630,494	16,554,728	$ 408,337,380	$ 154,909,010
Reinvestment of distributions	470,860	543,999	4,410,891	5,092,033
Shares redeemed	(57,895,728)A	(29,814,424)	(542,178,633)A	(278,901,848)
Net increase (decrease)	(13,794,374)	(12,715,697)	$ (129,430,362)	$ (118,900,805)
A Amount includes in-kind redemptions ( see Note: 6 Redemption In-Kind).

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an"Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer, and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 13.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,520,282 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFII-UANN-1015
1.784770.112

Item 2. Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$93,000	$-	$9,700	$2,000
Fidelity Advisor Mortgage Securities Fund	$106,000	$-	$6,200	$1,900

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$92,000	$-	$7,600	$1,800
Fidelity Advisor Mortgage Securities Fund	$106,000	$-	$5,300	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$170,000	$-	$6,100	$800

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$165,000	$-	$5,800	$800

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$4,730,000	$4,935,000
Tax Fees	$-	$-
All Other Fees	$-	$20,000

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$175,000	$740,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2015 A	August 31, 2014 A
PwC	$6,070,000	$6,080,000
Deloitte Entities	$430,000	$1,855,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2015